As filed with the Securities and Exchange       Registration No. 333-56297
Commission on April 13, 2000                    Registration No. 811-2512

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 14 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b) of Rule 485
      ------
         X      on May 1, 2000 pursuant to paragraph (b) of Rule 485
      ------

                          VARIABLE ANNUITY ACCOUNT B
                            CROSS REFERENCE SHEET

 FORM N-4                                    LOCATION - PROSPECTUS DATED
 ITEM NO.        PART A (PROSPECTUS)                 MAY 1, 2000

    1      Cover Page.....................  Cover Page

    2      Definitions....................  Not Applicable

    3      Synopsis.......................  Contract Overview; Fee Table

    4      Condensed Financial Information  Condensed Financial
                                            Information; Appendix IV -
                                            Condensed Financial
                                            Information

    5      General Description of
           Registrant, Depositor, and
           Portfolio Companies............  Other Topics - The Company;
                                            Variable Annuity Account B;
                                            Appendix III - The Funds

    6      Deductions and Expenses........  Fees

    7      General Description of Variable
           Annuity Contracts..............  Contract Overview

    8      Annuity Period.................  The Income Phase

    9      Death Benefit..................  Death Benefit

    10     Purchases and Contract Value...  Purchase and Rights; Your
                                            Account Value

    11     Redemptions....................  Your Right to Cancel;
                                            Systematic Distribution
                                            Options

    12     Taxes..........................  Taxation

    13     Legal Proceedings..............  Other Topics - Legal Matters
                                            and Proceedings

    14     Table of Contents of the
           Statement of Additional
           Information....................  Contents of the Statement of
                                            Additional Information

                                                LOCATION - STATEMENT OF
  FORM N-4         PART B (STATEMENT OF          ADDITIONAL INFORMATION
  ITEM NO.       ADDITIONAL INFORMATION)           DATED MAY 1, 2000

     15      Cover Page.....................  Cover page

     16      Table of Contents..............  Table of Contents

     17      General Information and History  General Information and
                                              History

     18      Services.......................  General Information and
                                              History; Independent
                                              Auditors

     19      Purchase of Securities Being
             Offered........................  Offering and Purchase of
                                              Contracts

     20      Underwriters...................  Offering and Purchase of
                                              Contracts

     21      Calculation of Performance Data  Performance Data; Average
                                              Annual Total Return
                                              Quotations

     22      Annuity Payments...............  Income Phase Payments

     23      Financial Statements...........  Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                          VARIABLE ANNUITY ACCOUNT B
                   Aetna Life Insurance and Annuity Company

                         Supplement Dated May 1, 2000
                           to May 1, 2000 Prospectus


GENERAL DESCRIPTION OF GET I

Series I of the Aetna GET Fund (GET I) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET I. Aeltus Investment Management, Inc. serves as investment adviser to GET I.

We will offer GET I shares only during its offering period, which is scheduled to run from March 15, 2000 through the close of business on June 14, 2000. GET I may not be available under your contract, your plan or in your state. Please read the GET I prospectus for a more complete description of GET I, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET I

GET I seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET I's guarantee period runs from June 15, 2000 through June 14, 2005. During the offering period, all GET I assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET I will end on June 14, 2005 which is GET I's maturity date. The Company guarantees that the value of an accumulation unit of the GET I subaccount under the contract on the maturity date (as valued after the close of business on June 14, 2005) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET I subaccount to make up the difference. This means that if you remain invested in GET I until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET I as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET I subaccount. The value of dividends and distributions made by GET I throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET I investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET I before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET I. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET I amounts. If you do not make a choice, on the maturity date we will transfer your GET I amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET I amounts to the fund or funds designated by the Company.


X.GETI56297-A                                                    May 2000

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET I Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET I investment option:


GET I Guarantee Charge (deducted daily during the Guarantee Period) .....       0.50%
Maximum Total Separate Account Expenses ..................................      1.90%(1)

(1) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.

The following information supplements the "Fund Expense Table" contained in the prospectus:

Aetna GET Fund Series I Annual Expenses
(As a percentage of the average net assets)

                               Investment                             Total Fund Annual Expenses
                             Advisory Fees(2)   Other Expenses(3)   (after expense reimbursement)(4)
                            ----------------   -----------------   ---------------------------------
Aetna GET Fund Series I            0.60%              0.15%                      0.75%

For more information regarding expenses paid out of assets of the fund, see the GET I prospectus.

-----------------------

(2) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET I and any additional direct fund expenses.

(4) The investment adviser is contractually obligated through GET I's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET I's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET I's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus.

HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES I

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET I investment option under the contract (until GET I's maturity date) and assume a 5% annual return on the investment.(5)

------------------------------
> THESE EXAMPLES ARE PURELY
  HYPOTHETICAL.
> THEY SHOULD NOT BE
  CONSIDERED A REPRESENTATION
  OF PAST OR FUTURE EXPENSES
  OR EXPECTED RETURNS.
> ACTUAL EXPENSES AND/OR
  RETURNS MAY BE MORE OR LESS
  THAN THOSE SHOWN BELOW.
------------------------------

                                    Example A                      Example B

                                                           If at the end of the periods
                                                           shown you (1) leave your
                         If you withdraw your entire       entire account value invested
                         account value at the end of       or (2) select an income phase
                         the periods shown, you would      payment option, you would
                         pay the following expenses,       pay the following expenses
                         including any applicable early    (no early withdrawal charge
                         withdrawal charge:                reflected):

                           1 Year   3 Years   5 Years       1 Year   3 Years   5 Years
                          -------- --------- ---------     -------- --------- --------
Aetna GET Fund Series I      $90      $137      $177          $27      $83      $142

-----------------------

(5) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET I guarantee charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.022%, and all charges and expenses of the GET I Fund. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3, and 4% at the end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:

Aetna GET Fund (Series I)

INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from June 15, 2000 through June 14, 2005, the maturity date.

POLICIES

Prior to June 15, 2000, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS

The principal risks of investing in Series I are those generally attributable to stock and bond investing. The success of Series I's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series I invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series I assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series I would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series I assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series I's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Investment Adviser: Aeltus Investment Management, Inc.


X.GETI56297-A                                                          May 2000

                          VARIABLE ANNUITY ACCOUNT B
                   Aetna Life Insurance and Annuity Company


                         Supplement Dated May 1, 2000
                           to May 1, 2000 Prospectus

GENERAL DESCRIPTION OF GET J

Series J of the Aetna GET Fund (GET J) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET J. Aeltus Investment Management, Inc. serves as investment adviser to GET J.

We will offer GET J shares only during its offering period, which is scheduled to run from June 15, 2000 through the close of business on September 13, 2000. GET J may not be available under your contract, your plan or in your state. Please read the GET J prospectus for a more complete description of GET J, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET J

GET J seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET J's guarantee period runs from September 14, 2000 through September 13, 2005. During the offering period, all GET J assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET J will end on September 13, 2005 which is GET J's maturity date. The Company guarantees that the value of an accumulation unit of the GET J subaccount under the contract on the maturity date (as valued after the close of business on September 13, 2005) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET J subaccount to make up the difference. This means that if you remain invested in GET J until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET J as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET J subaccount. The value of dividends and distributions made by GET J throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET J investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET J before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET J. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET J amounts. If you do not make a choice, on the maturity date we will transfer your GET J amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET J amounts to the fund or funds designated by the Company.


X.GETJ56297-0                                                    May 2000

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT


In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET J Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET J investment option:

GET J Guarantee Charge (deducted daily during the Guarantee Period) .....       0.50%
Maximum Total Separate Account Expenses ..................................      1.90%(1)


(1) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.

The following information supplements the "Fund Expense Table" contained in the prospectus:


Aetna GET Fund Series J Annual Expenses
(As a percentage of the average net assets)

                               Investment                             Total Fund Annual Expenses
                            Advisory Fees(2)    Other Expenses(3)   (after expense reimbursement)(4)
                            ----------------   -----------------   -------------------------------
Aetna GET Fund Series J            0.60%              0.15%                      0.75%

For more information regarding expenses paid out of assets of the fund, see the GET J prospectus.


-----------------------

(2) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.


(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET J and any additional direct fund expenses.

(4) The investment adviser is contractually obligated through GET J's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET J's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET J's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus.

HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES J

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET J investment option under the contract (until GET J's maturity date) and assume a 5% annual return on the investment.(5)

-----------------------------
> THESE EXAMPLES ARE PURELY
  HYPOTHETICAL.
> THEY SHOULD NOT BE
  CONSIDERED A REPRESENTATION
  OF PAST OR FUTURE EXPENSES
  OR EXPECTED RETURNS.
> ACTUAL EXPENSES AND/OR
  RETURNS MAY BE MORE OR LESS
  THAN THOSE SHOWN BELOW.
-----------------------------

                                    Example A                      Example B

                                                           If at the end of the periods
                                                           shown you (1) leave your
                         If you withdraw your entire       entire account value invested
                         account value at the end of       or (2) select an income phase
                         the periods shown, you would      payment option, you would
                         pay the following expenses,       pay the following expenses
                         including any applicable early    (no early withdrawal charge
                         withdrawal charge:                reflected):

                           1 Year   3 Years   5 Years       1 Year   3 Years   5 Years
                          -------- --------- ---------     -------- --------- --------
Aetna GET Fund Series J      $90      $137      $177          $27      $83      $142

-----------------------

(5) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET J guarantee charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.022%, and all charges and expenses of the GET J Fund. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3, and 4% at the end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:


Aetna GET Fund (Series J)

INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from September 14, 2000 through September 13, 2005, the maturity date.

POLICIES

Prior to September 14, 2000, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS

The principal risks of investing in Series J are those generally attributable to stock and bond investing. The success of Series J's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series J invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series J assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series J would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series J assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series J's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Investment Adviser: Aeltus Investment Management, Inc.

X.GETJ56297-0                                                    May 2000

                          VARIABLE ANNUITY ACCOUNT B
                   Aetna Life Insurance and Annuity Company

                         Supplement Dated May 1, 2000
                           to May 1, 2000 Prospectus

GENERAL DESCRIPTION OF GET K

Series K of the Aetna GET Fund (GET K) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET K. Aeltus Investment Management, Inc. serves as investment adviser to GET K.

We will offer GET K shares only during its offering period, which is scheduled to run from September 14, 2000 through the close of business on December 13, 2000. GET K may not be available under your contract, your plan or in your state. Please read the GET K prospectus for a more complete description of GET K, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET K

GET K seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET K's guarantee period runs from December 14, 2000 through December 13, 2005. During the offering period, all GET K assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET K will end on December 13, 2005 which is GET K's maturity date. The Company guarantees that the value of an accumulation unit of the GET K subaccount under the contract on the maturity date (as valued after the close of business on December 13, 2005) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET K subaccount to make up the difference. This means that if you remain invested in GET K until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET K as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET K subaccount. The value of dividends and distributions made by GET K throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET K investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET K before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET K. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET K amounts. If you do not make a choice, on the maturity date we will transfer your GET K amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET K amounts to the fund or funds designated by the Company.

X.GETK56297-0                                                    May 2000

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT


In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET K Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET K investment option:

GET K Guarantee Charge (deducted daily during the Guarantee Period) .....       0.50%
Maximum Total Separate Account Expenses ..................................      1.90%(1)


(1) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.

The following information supplements the "Fund Expense Table" contained in the prospectus:

Aetna GET Fund Series K Annual Expenses
(As a percentage of the average net assets)

                               Investment                             Total Fund Annual Expenses
                             Advisory Fees(2)   Other Expenses(3)   (after expense reimbursement)(4)
                            ----------------   -----------------   ---------------------------------
Aetna GET Fund Series K            0.60%              0.15%                      0.75%

For more information regarding expenses paid out of assets of the fund, see the GET K prospectus.

-----------------------

(2) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET K and any additional direct fund expenses.

(4) The investment adviser is contractually obligated through GET K's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET K's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET K's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus.


HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES K

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET K investment option under the contract (until GET K's maturity date) and assume a 5% annual return on the investment.(5)


-----------------------------
> THESE EXAMPLES ARE PURELY
  HYPOTHETICAL.
> THEY SHOULD NOT BE
  CONSIDERED A REPRESENTATION
  OF PAST OR FUTURE EXPENSES
  OR EXPECTED RETURNS.
> ACTUAL EXPENSES AND/OR
  RETURNS MAY BE MORE OR LESS
  THAN THOSE SHOWN BELOW.
-----------------------------

                                    Example A                      Example B

                         If you withdraw your entire       If at the end of the periods
                         account value at the end of       shown you (1) leave your
                         the periods shown, you would      entire account value invested
                         pay the following expenses,       or (2) select an income phase
                         including any applicable early    payment option, you would
                         withdrawal charges:               pay the following expenses
                                                           (no early withdrawal charge
                                                           reflected):

                           1 Year   3 Years   5 Years       1 Year   3 Years   5 Years
                          -------- --------- ---------     -------- --------- --------
Aetna GET Fund Series K      $90      $137      $177          $27      $83      $142

-----------------------

(5) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET K guarantee charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.022%, and all charges and expenses of the GET K Fund. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3, and 4% at the end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:


Aetna GET Fund (Series K)

INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from December 14, 2000 through December 13, 2005, the maturity date.

POLICIES

Prior to December 14, 2000, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS

The principal risks of investing in Series K are those generally attributable to stock and bond investing. The success of Series K's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series K invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series K assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series K would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series K assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series K's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Investment Adviser: Aeltus Investment Management, Inc.


X.GETK56297-0                                                    May 2000

                        Contract Prospectus - May 1, 2000
--------------------------------------------------------------------------------

[Begin sidebar]


The Funds
o Aetna Balanced VP, Inc.
o Aetna Income Shares d/b/a Aetna Bond VP
o Aetna Growth VP
o Aetna Variable Fund d/b/a Aetna Growth and Income VP
o Aetna Index Plus Large Cap VP
o Aetna International VP
o Aetna Variable Encore Fund d/b/a Aetna Money Market VP
o Aetna Real Estate Securities VP*
o Aetna Small Company VP
o Aetna Technology VP
o AIM V.I. Capital Appreciation Fund
o AIM V.I. Growth Fund
o AIM V.I Growth and Income Fund
o AIM V.I. Value Fund
o Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio
o Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio
o Fidelity Variable Insurance Products Fund (VIP) High Income Portfolio
o Fidelity Variable Insurance Products Fund II (VIP II) Contrafund[RegTM] Portfolio
o Janus Aspen Aggressive Growth Portfolio
o Janus Aspen Balanced Portfolio
o Janus Aspen Growth Portfolio
o Janus Aspen Worldwide Growth Portfolio
o MFS Total Return Series
[o Mitchell Hutchins Series Trust Growth and Income Portfolio]
[o Mitchell Hutchins Series Trust Small Cap Portfolio]
[o Mitchell Hutchins Series Trust Tactical Allocation Portfolio]
o Oppenheimer Aggressive Growth Fund/VA
o Oppenheimer Main Street Growth & Income Fund/VA
o Oppenheimer Strategic Bond Fund/VA
o Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio (formerly PPI MFS Value Equity Portfolio)
o Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
o Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
o Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio


[End sidebar]


The Contract. The contract described in this prospectus is a group or individual Aetna Variable Annuity deferred variable annuity contract issued by Aetna Life Insurance and Annuity Company (the Company, we, us). It is issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement Account as described in
Section 408(a) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified individual retirement annuity (IRA); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans.


The Contract is not available as a SIMPLE IRA under Tax Code Section 408(p).

--------------------------------------------------------------------------------


Why Reading this Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.


Table of Contents . . . page 3

--------------------------------------------------------------------------------



Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.


Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the "Investment Option" section on page 20, in Appendix III--Description of Underlying Funds and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. You may obtain the May 1, 2000, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-238-6219. You may also obtain an SAI for any of the funds by calling that number. The SEC also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the Securities and Exchange Commission (SEC) web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Section, Washington, D.C. 20549-0102. The SAI table of contents is listed on page 60 of this prospectus. The SAI is incorporated into this prospectus by reference.


Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.


*Effective May 15, 2000, transfers or deposits are not allowed into the subaccount investing in this fund except those made pursuant to standing instructions (e.g., dollar cost averaging, account rebalancing) in effect prior to this date. See "Important Information Regarding the Aetna Real Estate Securities VP Subaccount."

--------------------------------------------------------------------------------

Fixed Interest Options.

>    ALIAC Guaranteed Account (the Guaranteed Account)

>    Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.


Important Information Regarding the Aetna Real Estate Securities VP Subaccount

Subaccount to be Closed to New Investments. Effective May 15, 2000, the Aetna Real Estate Securities VP subaccount will no longer be available for new investments. After that date we will only accept deposits into the subaccount investing in this fund if they are made pursuant to standing instructions (e.g., dollar cost averaging, account rebalancing, etc.) in effect before the close of business on May 12, 2000.

Fund Shares to be Substituted with Shares of Aetna Money Market VP.

Plan of Substitution. On or before September 1, 2000, subject to applicable regulatory approvals and the requisite vote of shareholders of the applicable fund, any existing balance in Aetna Real Estate Securities VP will be invested in (substituted with) shares of Aetna Money Market VP. You will not incur any fees or charges as a result of the substitution. In addition, on and after September 1, 2000, all investment allocations then being directed to the Aetna Real Estate Securities VP subaccount will be redirected to the Aetna Money Market VP subaccount. We do not believe that the substitution will create any tax liability.

Transfer Rights. At any time prior to the date of substitution, you may transfer your accumulated values from the subaccounts investing in substituted funds into any other investment option available under your contract and no transfer fees or other charges will be imposed. From and after the date of substitution, you may, if you had values transferred from a subaccount as a result of a substitution, transfer among any of the remaining investment options in accordance with the terms of your contract and free of any transfer fees and charges. Any such transfer will not be counted as one of the free transfers permitted under your contract, provided that the transfer occurs prior to, or within 90 days after, the substitution.

Surrender Rights. If you had shares substituted and elect to make a surrender under the contract (if permitted by applicable tax law) within 30 days after the date of the substitution, we will waive any early withdrawal charge on amounts transferred as a result of the substitution. This offer to waive the early withdrawal charge will not apply to amounts transferred after April 10, 2000 from the other investment options to the Aetna Real Estate Securities VP subaccount. If you exercise this surrender right, you may incur income tax liability and a tax penalty. See the "Taxation" section of this prospectus for a discussion of tax consequences resulting from surrender. You should seek qualified tax advice before exercising your surrender rights.


The contract is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the FDIC. The contract is subject to investment risk, including the possible loss of the principal amount of your investment.

                          TABLE OF CONTENTS

---------------------------------------------------------------

 Contract Overview ........................................ 4
 Contract Design
 Contract Facts
 Questions: Contacting the Company (sidebar)
 Sending Forms and Written Requests in Good Order (sidebar)
 Sending Additional Purchase Payments (sidebar)
 Contract Phases: The Accumulation Phase, The Income Phase

---------------------------------------------------------------


Fee Table ..................................  7

Condensed Financial Information ............ 20

Investment Options ......................... 20

Transfers Among Investment Options ......... 22

Purchase and Rights ........................ 23

Right to Cancel ............................ 26

Transfers Between Option Packages .......... 27

Fees ....................................... 28

Your Account Value ......................... 32

Withdrawals ................................ 35

Systematic Distribution Options ............ 37

Death Benefit .............................. 38

The Income Phase ........................... 43

Taxation ................................... 47

Other Topics ............................... 55

The Company -- Variable Annuity Account B -- Contract Distribution -- Payment of Commissions -- Payment Delay or Suspension -- Performance Reporting -- Voting Rights -- Contract Modifications -- Transfer of Ownership: Assignment -- Involuntary Terminations -- Legal Matters and Proceedings

Contents of the Statement of Additional Information ......... 60

Appendix I -- ALIAC Guaranteed Account ...................... 61

Appendix II -- Fixed Account ................................ 64

Appendix III -- Description of Underlying Funds ............. 65

Appendix IV -- Condensed Financial Information .............. 84

[Begin sidebar]


Questions: Contacting the Company. To answer your questions, contact your sales representative or write or call our Home Office at:

Aetna Financial Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1258
1-800-238-6219

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

Sending Additional Purchase Payments.

Use one of the following addresses when sending additional purchase payments.

If using the U.S. Postal Service:

     ALIAC
     Attn: New Business Unit
     P.O. Box 30670
     Hartford, CT 06150-0670

If using express mail:

     Fleet Bank/ALIAC #30670
     Lockbox-CT/EH F03E
     99 Founders Plaza, 3rd Floor
     East Hartford, CT 06108

Express mail packages should not be sent to the P.O. Box address.


[End sidebar]

Contract Overview
--------------------------------------------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional detail.

--------------------------------------------------------------------------------
                                Contract Design
--------------------------------------------------------------------------------


The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.


--------------------------------------------------------------------------------
                                 Contract Facts
--------------------------------------------------------------------------------


Option Packages: There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. The differences are summarized as follows:


------------------------------------------------------------------------------------------------------------
                         Option Package I          Option Package II             Option Package III
------------------------------------------------------------------------------------------------------------
Mortality and
Expense Risk
Charge(1):                   0.80%                     1.10%                        1.25%
------------------------------------------------------------------------------------------------------------
Death Benefit(2)     The greater of:           The greatest of:          Outside of New    In New York:
on Death of the      (1) The sum of            (1) The sum of            York:             The greatest of:
Annuitant(3):            all purchase              all purchase          The greatest of:  (1) The sum of
                         payments,                 payments,             (1) The sum of        all purchase
                         adjusted for              adjusted for              all purchase      payments,
                         amounts                   amounts                   payments,         adjusted for
                         withdrawn or              withdrawn or              adjusted for      amounts
                         applied to an             applied to an             amounts           withdrawn or
                         income phase              income phase              withdrawn or      applied to an
                         payment option            payment option            applied to an     income phase
                         as of the claim           as of the claim           income phase      payment
                         date; or                  date; or                  payment           option as
                     (2) The account           (2) The account               option as of      of the claim
                         value on the              value on the              the claim date;   date; or
                         claim date.               claim date; or            or            (2) The account
                                               (3) The "step-up          (2) The account       value on the
                                                   value" on the             value on the      claim date; or
                                                   claim date.               claim date;   (3) The "step-up
                                                                             or                value" on the
                                                                         (3) The "step-up      claim date.(4)
                                                                             value" on the
                                                                             claim date; or
                                                                         (4) The "roll-up
                                                                             value" on the
                                                                             claim date.
------------------------------------------------------------------------------------------------------------
Minimum Initial         Non-                      Non-                         Non-
Purchase Payment(5): Qualified:   Qualified:   Qualified:   Qualified:      Qualified:        Qualified:
                      $15,000       $1,500       $5,000       $1,500          $5,000            $1,500
------------------------------------------------------------------------------------------------------------
Free Withdrawals(6): 10% of your account       10% of your account          10% of your account value each
                     value each account        value each account           account year, cumulative to a
                     year, non-cumulative.     year, non-cumulative.                 maximum 30%.
------------------------------------------------------------------------------------------------------------
                       Outside
Nursing Home           of New       In New       Outside      In New                              In
Waiver -- Waiver        York:        York:       of New        York:        Outside of         New York:
of Early With-           Not          Not         York:         Not          New York:            Not
drawal Charge(6):     Available    Available    Available    Available       Available         Available
------------------------------------------------------------------------------------------------------------

(1)  See "Fee Table" and "Fees."
(2)  See "Death Benefit."
(3) When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See "Death Benefit." Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.
(4) For contracts issued in New York, the benefit payable upon the death of the annuitant under Option Package III is the same as that described under Option Package II. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.
(5)  See "Purchase and Rights."
(6)  See "Fees."

Transferability. You may transfer from one option package to another.

>    Transfers must occur on an account anniversary.

> A written request for the transfer must be received by us within 60 days of an account anniversary.


>    Certain minimum account values must be met.

See "Transfers Between Option Packages."

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right to Cancel."

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. The amount of the death benefit will depend upon the option package selected. See "Death Benefit." Any death benefit during the income phase will depend upon the income phase payment option selected. See "The Income Phase."

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See "Fee Table" and "Fees."

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 403(b) plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

--------------------------------------------------------------------------------
                                 Contract Phases
--------------------------------------------------------------------------------

[graphic]

                                  Payments to
                                  Your Account

                              Step 1 (down arrow)

                    Aetna Life Insurance and Annuity Company

     (a) (down arrow)    Step 2                   (b) (down arrow)
                               Variable Annuity
Fixed                              Account B
Interest
Options                  Variable Investment Options

                               The Subaccounts

                                 A         B    Etc.

                   (down arrow)  Step 3 (down arrow)

                              Mutual    Mutual
                              Fund A    Fund B
[end graphic]


I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:
(a) Fixed Interest Options; or
(b) Variable Investment
    Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)


STEP 3: Each subaccount you select purchases shares of its assigned fund.


II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

>    Receive income phase payments for a specified period of time or for life;

> Receive income phase payments monthly, quarterly, semi-annually or annually;

> Select an income phase payment option that provides for payments to your beneficiary; or

> Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

[Begin sidebar]

In this Section:

>    Maximum Transaction Fees

>    Maximum Fees Deducted from Investments in the Separate Account

>    Fees Deducted by the Funds


>    Hypothetical Examples


Also see the "Fees" section for:

>    How, When and Why Fees are Deducted

>    Reduction, Waiver and/or Elimination of Certain Fees


>    Premium and Other Taxes


[End sidebar]

Fee Table
--------------------------------------------------------------------------------


The tables and examples in this section show the fees that may affect your account value during the accumulation phase. See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown do not reflect any premium tax that may apply.


Maximum Transaction Fees

Early Withdrawal Charge. (As a percentage of payments withdrawn.)

             FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK:


---------------------------------------------
  Contracts Other Than Roth IRA Contracts:
---------------------------------------------
                                     Early
 Years From Receipt                Withdrawal
of Purchase Payment                  Charge
-------------------                ----------
  Less than 2                         7%
  2 or more but less than 4           6%
  4 or more but less than 5           5%
  5 or more but less than 6           4%
  6 or more but less than 7           3%
  7 or more                           0%
---------------------------------------------


             Roth IRA Contracts:
---------------------------------------------
                                     Early
                                   Withdrawal
Completed Account Years              Charge
-----------------------            ----------
  Less than 1                         5%
  1 or more but less than 2           4%
  2 or more but less than 3           3%
  3 or more but less than 4           2%
  4 or more but less than 5           1%
  5 or more                           0%
---------------------------------------------

                 FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK:


              For All Contracts
---------------------------------------------
                                     Early
 Years From Receipt                Withdrawal
of Purchase Payment                  Charge
-------------------                ----------
  Less than 1                         7%
  1 or more but less than 2           6%
  2 or more but less than 3           5%
  3 or more but less than 4           4%
  4 or more but less than 5           3%
  5 or more but less than 6           2%
  6 or more but less than 7           1%
  7 or more                           0%
---------------------------------------------

Annual Maintenance Fee............................................... $30.00(1)
Transfer Charge....................................................... $0.00(2)

(1) The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees--Annual Maintenance Fee."
(2) During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers" for additional information.

Maximum Fees Deducted from Investments in the Separate Account

Amount During the Accumulation Phase

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

>    Option Package I--
     Mortality and Expense Risk Charge                  0.80%
     Administrative Expense Charge                      0.15%
                                                        -----
     Total Separate Account Expenses                    0.95%
                                                        =====
>    Option Package II--
     Mortality and Expense Risk Charge                  1.10%
     Administrative Expense Charge                      0.15%
                                                        -----
     Total Separate Account Expenses                    1.25%
                                                        =====
>    Option Package III--
     Mortality and Expense Risk Charge                  1.25%
     Administrative Expense Charge                      0.15%
                                                        -----
     Total Separate Account Expenses                    1.40%
                                                        =====

Amount During the Income Phase


(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

>    All Option Packages--
     Mortality and Expense Risk Charge          1.25%
     Administrative Expense Charge              0.00% - 0.25%(3)
                                                -----   -----
     Total Separate Account Expenses            1.25% - 1.50%
                                                =====   =====


(3) We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct a daily charge of not more than 0.25% per year. See "The Income Phase--Charges Deducted."

Fees Deducted by the Funds


Using this information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors impacting the share value, refer to the fund prospectus.

How fees are deducted. The fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1999.


                               Fund Expense Table


                                                                               Total Fund                   Net Fund
                                                                                 Annual                      Annual
                                                                                Expenses                    Expenses
                                                       Investment                Without       Total          After
                                                        Advisory      Other    Waivers or   Waivers and      Waivers
Fund Name                                                Fees(1)    Expenses   Reductions    Reductions   or Reductions
---------                                                -------    --------   ----------    ----------   -------------
Aetna Balanced VP, Inc.                                  0.50%       0.09%       0.59%            --         0.59%
Aetna Bond VP                                            0.40%       0.09%       0.49%            --         0.49%
Aetna Growth VP(2)                                       0.60%       0.11%       0.71%          0.00%        0.71%
Aetna Growth and Income VP                               0.50%       0.08%       0.58%            --         0.58%
Aetna Index Plus Large Cap VP(2)                         0.35%       0.10%       0.45%          0.00%        0.45%
Aetna International VP(2)                                0.85%       0.77%       1.62%          0.47%        1.15%
Aetna Money Market VP                                    0.25%       0.09%       0.34%            --         0.34%
Aetna Real Estate Securities VP(2)                       0.75%       0.74%       1.49%          0.54%        0.95%
Aetna Small Company VP(2)                                0.75%       0.13%       0.88%          0.00%        0.88%
Aetna Technology VP(2)(3)                                0.95%       0.25%       1.20%          0.05%        1.15%
AIM V.I. Capital Appreciation Fund                       0.62%       0.11%       0.73%            --         0.73%
AIM V.I. Growth Fund                                     0.63%       0.10%       0.73%            --         0.73%
AIM V.I. Growth and Income Fund                          0.61%       0.16%       0.77%            --         0.77%
AIM V.I. Value Fund                                      0.61%       0.15%       0.76%            --         0.76%
Fidelity VIP Equity-Income Portfolio(4)                  0.48%       0.09%       0.57%            --         0.57%
Fidelity VIP Growth Portfolio(4)                         0.58%       0.08%       0.66%            --         0.66%
Fidelity VIP High Income Portfolio(4)                    0.58%       0.11%       0.69%            --         0.69%
Fidelity VIP II Contrafund[RegTM] Portfolio(4)           0.58%       0.09%       0.67%            --         0.67%
Janus Aspen Aggressive Growth Portfolio(5)               0.65%       0.02%       0.67%          0.00%        0.67%
Janus Aspen Balanced Portfolio(5)                        0.65%       0.02%       0.67%          0.00%        0.67%
Janus Aspen Growth Portfolio(5)                          0.65%       0.02%       0.67%          0.00%        0.67%
Janus Aspen Worldwide Growth Portfolio(5)                0.65%       0.05%       0.70%          0.00%        0.70%
MFS Total Return Series(6)                               0.75%       0.15%       0.90%          0.00%        0.90%
[Mitchell Hutchins Growth and Income Portfolio(8)        0.70%       0.78%       1.48%            --         1.48%]
[Mitchell Hutchins Small Cap Portfolio(8)                1.00%       3.05%       4.05%            --         4.05%]
[Mitchell Hutchins Tactical Allocation Portfolio(8)      0.50%       0.49%       0.99%            --         0.99%]
Oppenheimer Aggressive Growth Fund/VA                    0.66%       0.01%       0.67%            --         0.67%
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 0.73%       0.05%       0.78%            --         0.78%
Oppenheimer Strategic Bond Fund/VA                       0.74%       0.04%       0.78%            --         0.78%
PPI MFS Capital Opportunities Portfolio(7)               0.65%       0.25%       0.90%          0.00%        0.90%
PPI MFS Emerging Equities Portfolio(7)                   0.67%       0.13%       0.80%          0.00%        0.80%
PPI MFS Research Growth Portfolio(7)                     0.70%       0.15%       0.85%          0.00%        0.85%
PPI Scudder International Growth Portfolio(7)            0.80%       0.20%       1.00%          0.00%        1.00%

Footnotes to the "Fund Expense Table"

(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the Investment Advisory Fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(2) The investment adviser is contractually obligated through December 31, 2000 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's "Total Fund Annual Expenses Without Waivers or Reductions" do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."
(3) Aetna Technology VP commenced operations on May 1, 2000. Amounts reflected in "Other Expenses" and "Total Fund Annual Expenses Without Waivers or Reductions" are estimated amounts for the current fiscal year based on expenses for comparable funds. Actual expenses may vary from those shown.
(4) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or the investment adviser on behalf of certain funds', custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These credits are not included under Total Waivers and Reductions. If these credits had been included, the amounts shown under Net Fund Annual Expenses After Waivers or Reductions presented in the table would have been 0.56% for Fidelity VIP Equity-Income Portfolio; 0.65% for Fidelity VIP Growth Portfolio; and 0.65% for Fidelity VIP II Contrafund[RegTM] Portfolio.
(5) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.
(6) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The "Other Expenses" shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Net Fund Annual Expenses After Waivers or Reductions would be lower and would equal 0.89% for the series.
(7) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2001, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.
[(8) The "Other Expenses" include an annual 0.25% fee imposed under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This plan provides that each portfolio pays to the distributor of the portfolios a distribution fee at an annual rate of 0.25% of its average daily net assets attributable to its Class I shares. The distributor of the portfolios uses the distribution fee to pay insurance companies whose separate accounts purchase Class I shares for distribution-related services that the insurance companies provide with respect to the Class I shares.]

For Contracts Issued Outside of the State of New York

Hypothetical Example: Option Package I -- For Contracts Other than ROTH IRA Contracts


Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under Option Package I (i.e., a mortality and expense risk charge of 0.80%, an administrative expense charge of 0.15% annually and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.

-----------------------------------------------
>    These examples are purely hypothetical.                      EXAMPLE A                              EXAMPLE B
>    They should not be considered a                              ---------                              ---------
     representation of past or future expenses     If you withdraw your entire account     If at the end of the periods shown you
     or expected returns.                          value at the end of the periods shown,  (1) leave your entire account value
>    Actual expenses and/or returns may be         you would pay the following expenses,   invested or (2) select an income phase
     more or less than those shown in these        including any applicable early          payment option, you would pay the
     examples.                                     withdrawal charge:                      following expenses (no early with-
-----------------------------------------------                                            drawal charge is reflected):*
                                                   1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
                                                   ------   -------   -------   --------   ------   -------   -------   --------
Aetna Balanced VP, Inc.                              $ 79      $103      $120      $186       $16      $ 49      $ 85     $186
Aetna Bond VP                                        $ 78      $100      $115      $175       $15      $ 46      $ 80     $175
Aetna Growth VP                                      $ 80      $106      $127      $199       $17      $ 53      $ 91     $199
Aetna Growth and Income VP                           $ 79      $102      $120      $185       $16      $ 49      $ 85     $185
Aetna Index Plus Large Cap VP                        $ 77      $ 98      $113      $170       $14      $ 45      $ 78     $170
Aetna International VP                               $ 89      $134      $173      $293       $26      $ 81      $138     $293
Aetna Money Market VP                                $ 76      $ 95      $107      $158       $13      $ 42      $ 72     $158
Aetna Real Estate Securities VP                      $ 88      $130      $167      $280       $25      $ 77      $131     $280
Aetna Small Company VP                               $ 82      $112      $135      $217       $19      $ 58      $100     $217
Aetna Technology VP                                  $ 85      $121      $152      $251       $22      $ 68      $117     $251
AIM V.I. Capital Appreciation Fund                   $ 80      $107      $128      $201       $17      $ 54      $ 92     $201
AIM V.I. Growth Fund                                 $ 80      $107      $128      $201       $17      $ 54      $ 92     $201
AIM V.I. Growth and Income Fund                      $ 80      $108      $130      $205       $18      $ 55      $ 94     $205
AIM V.I. Value Fund                                  $ 80      $108      $129      $204       $18      $ 55      $ 94     $204
Fidelity VIP Equity-Income Portfolio                 $ 78      $102      $119      $184       $16      $ 49      $ 84     $184
Fidelity VIP Growth Portfolio                        $ 79      $105      $124      $193       $17      $ 51      $ 89     $193
Fidelity VIP High Income Portfolio                   $ 80      $106      $126      $197       $17      $ 52      $ 90     $197
Fidelity VIP II Contrafund[RegTM] Portfolio          $ 79      $105      $125      $195       $17      $ 52      $ 89     $195
Janus Aspen Aggressive Growth Portfolio              $ 79      $105      $125      $195       $17      $ 52      $ 89     $195
Janus Aspen Balanced Portfolio                       $ 79      $105      $125      $195       $17      $ 52      $ 89     $195
Janus Aspen Growth Portfolio                         $ 79      $105      $125      $195       $17      $ 52      $ 89     $195
Janus Aspen Worldwide Growth Portfolio               $ 80      $106      $126      $198       $17      $ 53      $ 91     $198
MFS Total Return Series                              $ 82      $112      $137      $219       $19      $ 59      $101     $219
[Mitchell Hutchins Growth & Income Portfolio         $ 88      $130      $166      $279       $25      $ 76      $131     $279]
[Mitchell Hutchins Small Cap Portfolio               $113      $205      $287      $502       $50      $151      $251     $502]
[Mitchell Hutchins Tactical Allocation Portfolio     $ 83      $115      $141      $229       $20      $ 62      $106     $229]
Oppenheimer Aggressive Growth Fund/VA                $ 79      $105      $125      $195       $17      $ 52      $ 89     $195
Oppenheimer Main Street Growth & Income Fund/VA      $ 81      $109      $130      $206       $18      $ 55      $ 95     $206
Oppenheimer Strategic Bond Fund/VA                   $ 81      $109      $130      $206       $18      $ 55      $ 95     $206
PPI MFS Capital Opportunities Portfolio              $ 82      $112      $137      $219       $19      $ 59      $101     $219
PPI MFS Emerging Equities Portfolio                  $ 81      $109      $131      $209       $18      $ 56      $ 96     $209
PPI MFS Research Growth Portfolio                    $ 81      $111      $134      $214       $19      $ 57      $ 99     $214
PPI Scudder International Growth Portfolio           $ 83      $115      $142      $230       $20      $ 62      $106     $230

-----------------
* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

For Contracts Issued Outside of the State of New York

Hypothetical Example: Option Package I -- For ROTH IRA Contracts


Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under Option Package I (i.e., a mortality and expense risk charge of 0.80%, an administrative expense charge of 0.15% annually and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.

-----------------------------------------------
>    These examples are purely hypothetical.                      EXAMPLE A                              EXAMPLE B
>    They should not be considered a                              ---------                              ---------
     representation of past or future expenses     If you withdraw your entire account     If at the end of the periods shown you
     or expected returns.                          value at the end of the periods shown,  (1) leave your entire account value
>    Actual expenses and/or returns may be         you would pay the following expenses,   invested or (2) select an income phase
     more or less than those shown in these        including any applicable early          payment option, you would pay the
     examples.                                     withdrawal charge:                      following expenses (no early
-----------------------------------------------                                            withdrawal charge is reflected):*
                                                   1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
                                                   ------   -------   -------   --------   ------   -------   -------   --------
Aetna Balanced VP, Inc.                               $52      $ 67      $ 85      $186       $16      $ 49      $ 85     $186
Aetna Bond VP                                         $51      $ 64      $ 80      $175       $15      $ 46      $ 80     $175
Aetna Growth VP                                       $53      $ 71      $ 91      $199       $17      $ 53      $ 91     $199
Aetna Growth and Income VP                            $52      $ 67      $ 85      $185       $16      $ 49      $ 85     $185
Aetna Index Plus Large Cap VP                         $50      $ 63      $ 78      $170       $14      $ 45      $ 78     $170
Aetna International VP                                $62      $ 98      $138      $293       $26      $ 81      $138     $293
Aetna Money Market VP                                 $49      $ 59      $ 72      $158       $13      $ 42      $ 72     $158
Aetna Real Estate Securities VP                       $61      $ 95      $131      $280       $25      $ 77      $131     $280
Aetna Small Company VP                                $55      $ 76      $100      $217       $19      $ 58      $100     $217
Aetna Technology VP                                   $58      $ 86      $117      $251       $22      $ 68      $117     $251
AIM V.I. Capital Appreciation Fund                    $53      $ 71      $ 92      $201       $17      $ 54      $ 92     $201
AIM V.I. Growth Fund                                  $53      $ 71      $ 92      $201       $17      $ 54      $ 92     $201
AIM V.I. Growth and Income Fund                       $54      $ 73      $ 94      $205       $18      $ 55      $ 94     $205
AIM V.I. Value Fund                                   $53      $ 72      $ 94      $204       $18      $ 55      $ 94     $204
Fidelity VIP Equity-Income Portfolio                  $52      $ 66      $ 84      $184       $16      $ 49      $ 84     $184
Fidelity VIP Growth Portfolio                         $52      $ 69      $ 89      $193       $17      $ 51      $ 89     $193
Fidelity VIP High Income Portfolio                    $53      $ 70      $ 90      $197       $17      $ 52      $ 90     $197
Fidelity VIP II Contrafund[RegTM] Portfolio           $53      $ 70      $ 89      $195       $17      $ 52      $ 89     $195
Janus Aspen Aggressive Growth Portfolio               $53      $ 70      $ 89      $195       $17      $ 52      $ 89     $195
Janus Aspen Balanced Portfolio                        $53      $ 70      $ 89      $195       $17      $ 52      $ 89     $195
Janus Aspen Growth Portfolio                          $53      $ 70      $ 89      $195       $17      $ 52      $ 89     $195
Janus Aspen Worldwide Growth Portfolio                $53      $ 71      $ 91      $198       $17      $ 53      $ 91     $198
MFS Total Return Series                               $55      $ 77      $101      $219       $19      $ 59      $101     $219
[Mitchell Hutchins Growth & Income Portfolio          $61      $ 94      $131      $279       $25      $ 76      $131     $279]
[Mitchell Hutchins Small Cap Portfolio                $86      $169      $251      $502       $50      $151      $251     $502]
[Mitchell Hutchins Tactical Allocation Portfolio      $56      $ 79      $106      $229       $20      $ 62      $106     $229]
Oppenheimer Aggressive Growth Fund/VA                 $53      $ 70      $ 89      $195       $17      $ 52      $ 89     $195
Oppenheimer Main Street Growth & Income Fund/VA       $54      $ 73      $ 95      $206       $18      $ 55      $ 95     $206
Oppenheimer Strategic Bond Fund/VA                    $54      $ 73      $ 95      $206       $18      $ 55      $ 95     $206
PPI MFS Capital Opportunities Portfolio               $55      $ 77      $101      $219       $19      $ 59      $101     $219
PPI MFS Emerging Equities Portfolio                   $54      $ 74      $ 96      $209       $18      $ 56      $ 96     $209
PPI MFS Research Growth Portfolio                     $54      $ 75      $ 99      $214       $19      $ 57      $ 99     $214
PPI Scudder International Growth Portfolio            $56      $ 80      $106      $230       $20      $ 62      $106     $230

-----------------
* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

For Contracts Issued in the State of New York:

Hypothetical Example: Option Package I


Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under Option Package I (i.e., a mortality and expense risk charge of 0.80%, an administrative expense charge of 0.15% annually and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

-----------------------------------------------
>    These examples are purely hypothetical.                      EXAMPLE A                              EXAMPLE B
>    They should not be considered a                              ---------                              ---------
     representation of past or future expenses     If you withdraw your entire account     If at the end of the periods shown you
     or expected returns.                          value at the end of the periods shown,  (1) leave your entire account value
>    Actual expenses and/or returns may be         you would pay the following expenses,   invested or (2) select an income phase
     more or less than those shown in these        including any applicable early          payment option, you would pay the
     examples.                                     withdrawal charge:                      following expenses (no early
-----------------------------------------------                                            withdrawal charge is reflected):*
                                                   1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
                                                   ------   -------   -------   --------   ------   -------   -------   --------
Aetna Balanced VP, Inc.                              $ 70      $ 85      $103      $186       $16      $ 49      $ 85     $186
Aetna Bond VP                                        $ 69      $ 82      $ 97      $175       $15      $ 46      $ 80     $175
Aetna Growth VP                                      $ 71      $ 89      $109      $199       $17      $ 53      $ 91     $199
Aetna Growth and Income VP                           $ 70      $ 85      $102      $185       $16      $ 49      $ 85     $185
Aetna Index Plus Large Cap VP                        $ 68      $ 81      $ 95      $170       $14      $ 45      $ 78     $170
Aetna International VP                               $ 80      $116      $155      $293       $26      $ 81      $138     $293
Aetna Money Market VP                                $ 67      $ 77      $ 90      $158       $13      $ 42      $ 72     $158
Aetna Real Estate Securities VP                      $ 79      $112      $149      $280       $25      $ 77      $131     $280
Aetna Small Company VP                               $ 73      $ 94      $118      $217       $19      $ 58      $100     $217
Aetna Technology VP                                  $ 76      $104      $134      $251       $22      $ 68      $117     $251
AIM V.I. Capital Appreciation Fund                   $ 71      $ 89      $110      $201       $17      $ 54      $ 92     $201
AIM V.I. Growth Fund                                 $ 71      $ 89      $110      $201       $17      $ 54      $ 92     $201
AIM V.I. Growth and Income Fund                      $ 72      $ 90      $112      $205       $18      $ 55      $ 94     $205
AIM V.I. Value Fund                                  $ 71      $ 90      $112      $204       $18      $ 55      $ 94     $204
Fidelity VIP Equity-Income Portfolio                 $ 69      $ 84      $102      $184       $16      $ 49      $ 84     $184
Fidelity VIP Growth Portfolio                        $ 70      $ 87      $106      $193       $17      $ 51      $ 89     $193
Fidelity VIP High Income Portfolio                   $ 71      $ 88      $108      $197       $17      $ 52      $ 90     $197
Fidelity VIP II Contrafund[RegTM] Portfolio          $ 70      $ 87      $107      $195       $17      $ 52      $ 89     $195
Janus Aspen Aggressive Growth Portfolio              $ 70      $ 87      $107      $195       $17      $ 52      $ 89     $195
Janus Aspen Balanced Portfolio                       $ 70      $ 87      $107      $195       $17      $ 52      $ 89     $195
Janus Aspen Growth Portfolio                         $ 70      $ 87      $107      $195       $17      $ 52      $ 89     $195
Janus Aspen Worldwide Growth Portfolio               $ 71      $ 88      $108      $198       $17      $ 53      $ 91     $198
MFS Total Return Series                              $ 73      $ 94      $119      $219       $19      $ 59      $101     $219
[Mitchell Hutchins Growth & Income Portfolio         $ 79      $112      $148      $279       $25      $ 76      $131     $279]
[Mitchell Hutchins Small Cap Portfolio               $104      $187      $269      $502       $50      $151      $251     $502]
[Mitchell Hutchins Tactical Allocation Portfolio     $ 74      $ 97      $124      $229       $20      $ 62      $106     $229]
Oppenheimer Aggressive Growth Fund/VA                $ 70      $ 87      $107      $195       $17      $ 52      $ 89     $195
Oppenheimer Main Street Growth & Income Fund/VA      $ 72      $ 91      $113      $206       $18      $ 55      $ 95     $206
Oppenheimer Strategic Bond Fund/VA                   $ 72      $ 91      $113      $206       $18      $ 55      $ 95     $206
PPI MFS Capital Opportunities Portfolio              $ 73      $ 94      $119      $219       $19      $ 59      $101     $219
PPI MFS Emerging Equities Portfolio                  $ 72      $ 91      $114      $209       $18      $ 56      $ 96     $209
PPI MFS Research Growth Portfolio                    $ 72      $ 93      $116      $214       $19      $ 57      $ 99     $214
PPI Scudder International Growth Portfolio           $ 74      $ 98      $124      $230       $20      $ 62      $106     $230

-----------------
* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

For Contracts Issued Outside of the State of New York

Hypothetical Example: Option Package II -- For Contracts Other than ROTH IRA Contracts


Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under Option Package II (i.e., a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.15% annually and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.

-----------------------------------------------
>    These examples are purely hypothetical.                      EXAMPLE A                              EXAMPLE B
>    They should not be considered a                              ---------                              ---------
     representation of past or future expenses     If you withdraw your entire account     If at the end of the periods shown you
     or expected returns.                          value at the end of the periods shown,  (1) leave your entire account value
>    Actual expenses and/or returns may be         you would pay the following expenses,   invested or (2) select an income phase
     more or less than those shown in these        including any applicable early          payment option, you would pay the
     examples.                                     withdrawal charge:                      following expenses (no early
-----------------------------------------------                                            withdrawal charge is reflected):*
                                                   1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
                                                   ------   -------   -------   --------   ------   -------   -------   --------
Aetna Balanced VP, Inc.                              $ 82      $112      $136      $218       $19      $ 59      $101     $218
Aetna Bond VP                                        $ 81      $109      $131      $208       $18      $ 55      $ 96     $208
Aetna Growth VP                                      $ 83      $116      $142      $231       $20      $ 62      $107     $231
Aetna Growth and Income VP                           $ 82      $112      $135      $217       $19      $ 58      $100     $217
Aetna Index Plus Large Cap VP                        $ 80      $108      $129      $203       $18      $ 54      $ 93     $203
Aetna International VP                               $ 92      $143      $188      $322       $29      $ 90      $152     $322
Aetna Money Market VP                                $ 79      $104      $123      $191       $16      $ 51      $ 88     $191
Aetna Real Estate Securities VP                      $ 91      $139      $182      $309       $28      $ 86      $146     $309
Aetna Small Company VP                               $ 85      $121      $151      $248       $22      $ 67      $116     $248
Aetna Technology VP                                  $ 88      $131      $167      $281       $25      $ 77      $132     $281
AIM V.I. Capital Appreciation Fund                   $ 83      $116      $143      $233       $20      $ 63      $108     $233
AIM V.I. Growth Fund                                 $ 83      $116      $143      $233       $20      $ 63      $108     $233
AIM V.I. Growth and Income Fund                      $ 84      $117      $145      $237       $21      $ 64      $110     $237
AIM V.I. Value Fund                                  $ 83      $117      $145      $236       $21      $ 64      $109     $236
Fidelity VIP Equity-Income Portfolio                 $ 81      $111      $135      $216       $19      $ 58      $100     $216
Fidelity VIP Growth Portfolio                        $ 82      $114      $140      $226       $20      $ 61      $104     $226
Fidelity VIP High Income Portfolio                   $ 83      $115      $141      $229       $20      $ 62      $106     $229
Fidelity VIP II Contrafund[RegTM] Portfolio          $ 83      $114      $140      $227       $20      $ 61      $105     $227
Janus Aspen Aggressive Growth Portfolio              $ 83      $114      $140      $227       $20      $ 61      $105     $227
Janus Aspen Balanced Portfolio                       $ 83      $114      $140      $227       $20      $ 61      $105     $227
Janus Aspen Growth Portfolio                         $ 83      $114      $140      $227       $20      $ 61      $105     $227
Janus Aspen Worldwide Growth Portfolio               $ 83      $115      $142      $230       $20      $ 62      $106     $230
MFS Total Return Series                              $ 85      $121      $152      $251       $22      $ 68      $117     $251
[Mitchell Hutchins Growth & Income Portfolio         $ 91      $139      $181      $308       $28      $ 85      $146     $308]
[Mitchell Hutchins Small Cap Portfolio               $116      $213      $300      $524       $53      $159      $264     $524]
[Mitchell Hutchins Tactical Allocation Portfolio     $ 86      $124      $157      $260       $23      $ 71      $121     $260]
Oppenheimer Aggressive Growth Fund/VA                $ 83      $114      $140      $227       $20      $ 61      $105     $227
Oppenheimer Main Street Growth & Income Fund/VA      $ 84      $118      $146      $238       $21      $ 64      $110     $238
Oppenheimer Strategic Bond Fund/VA                   $ 84      $118      $146      $238       $21      $ 64      $110     $238
PPI MFS Capital Opportunities Portfolio              $ 85      $121      $152      $251       $22      $ 68      $117     $251
PPI MFS Emerging Equities Portfolio                  $ 84      $118      $147      $240       $21      $ 65      $111     $240
PPI MFS Research Growth Portfolio                    $ 84      $120      $149      $245       $22      $ 66      $114     $245
PPI Scudder International Growth Portfolio           $ 86      $124      $157      $261       $23      $ 71      $122     $261

-----------------
* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

For Contracts Issued Outside of the State of New York

Hypothetical Example: Option Package II -- For ROTH IRA Contracts


Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under Option Package II (i.e., a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.15% annually and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.

-----------------------------------------------
>    These examples are purely hypothetical.                      EXAMPLE A                              EXAMPLE B
>    They should not be considered a                              ---------                              ---------
     representation of past or future expenses     If you withdraw your entire account     If at the end of the periods shown you
     or expected returns.                          value at the end of the periods shown,  (1) leave your entire account value
>    Actual expenses and/or returns may be         you would pay the following expenses,   invested or (2) select an income phase
     more or less than those shown in these        including any applicable early          payment option, you would pay the
     examples.                                     withdrawal charge:                      following expenses (no early
-----------------------------------------------                                            withdrawal charge is reflected):*
                                                   1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
                                                   ------   -------   -------   --------   ------   -------   -------   --------
Aetna Balanced VP, Inc.                               $55      $ 76      $101      $218       $19      $ 59      $101     $218
Aetna Bond VP                                         $54      $ 73      $ 96      $208       $18      $ 55      $ 96     $208
Aetna Growth VP                                       $56      $ 80      $107      $231       $20      $ 62      $107     $231
Aetna Growth and Income VP                            $55      $ 76      $100      $217       $19      $ 58      $100     $217
Aetna Index Plus Large Cap VP                         $53      $ 72      $ 93      $203       $18      $ 54      $ 93     $203
Aetna International VP                                $65      $107      $152      $322       $29      $ 90      $152     $322
Aetna Money Market VP                                 $52      $ 69      $ 88      $191       $16      $ 51      $ 88     $191
Aetna Real Estate Securities VP                       $64      $104      $146      $309       $28      $ 86      $146     $309
Aetna Small Company VP                                $58      $ 85      $116      $248       $22      $ 67      $116     $248
Aetna Technology VP                                   $61      $ 95      $132      $281       $25      $ 77      $132     $281
AIM V.I. Capital Appreciation Fund                    $56      $ 81      $108      $233       $20      $ 63      $108     $233
AIM V.I. Growth Fund                                  $56      $ 81      $108      $233       $20      $ 63      $108     $233
AIM V.I. Growth and Income Fund                       $57      $ 82      $110      $237       $21      $ 64      $110     $237
AIM V.I. Value Fund                                   $57      $ 82      $109      $236       $21      $ 64      $109     $236
Fidelity VIP Equity-Income Portfolio                  $55      $ 76      $100      $216       $19      $ 58      $100     $216
Fidelity VIP Growth Portfolio                         $55      $ 78      $104      $226       $20      $ 61      $104     $226
Fidelity VIP High Income Portfolio                    $56      $ 79      $106      $229       $20      $ 62      $106     $229
Fidelity VIP II Contrafund[RegTM] Portfolio           $56      $ 79      $105      $227       $20      $ 61      $105     $227
Janus Aspen Aggressive Growth Portfolio               $56      $ 79      $105      $227       $20      $ 61      $105     $227
Janus Aspen Balanced Portfolio                        $56      $ 79      $105      $227       $20      $ 61      $105     $227
Janus Aspen Growth Portfolio                          $56      $ 79      $105      $227       $20      $ 61      $105     $227
Janus Aspen Worldwide Growth Portfolio                $56      $ 80      $106      $230       $20      $ 62      $106     $230
MFS Total Return Series                               $58      $ 86      $117      $251       $22      $ 68      $117     $251
[Mitchell Hutchins Growth & Income Portfolio          $64      $103      $146      $308       $28      $ 85      $146     $308]
[Mitchell Hutchins Small Cap Portfolio                $89      $177      $264      $524       $53      $159      $264     $524]
[Mitchell Hutchins Tactical Allocation Portfolio      $59      $ 89      $121      $260       $23      $ 71      $121     $260]
Oppenheimer Aggressive Growth Fund/VA                 $56      $ 79      $105      $227       $20      $ 61      $105     $227
Oppenheimer Main Street Growth & Income Fund/VA       $57      $ 82      $110      $238       $21      $ 64      $110     $238
Oppenheimer Strategic Bond Fund/VA                    $57      $ 82      $110      $238       $21      $ 64      $110     $238
PPI MFS Capital Opportunities Portfolio               $58      $ 86      $117      $251       $22      $ 68      $117     $251
PPI MFS Emerging Equities Portfolio                   $57      $ 83      $111      $240       $21      $ 65      $111     $240
PPI MFS Research Growth Portfolio                     $57      $ 84      $114      $245       $22      $ 66      $114     $245
PPI Scudder International Growth Portfolio            $59      $ 89      $122      $261       $23      $ 71      $122     $261

-----------------
* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

For Contracts Issued in the State of New York:

Hypothetical Example: Option Package II

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under Option Package II (i.e., a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.15% annually and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

-----------------------------------------------
>    These examples are purely hypothetical.                      EXAMPLE A                              EXAMPLE B
>    They should not be considered a                              ---------                              ---------
     representation of past or future expenses     If you withdraw your entire account     If at the end of the periods shown you
     or expected returns.                          value at the end of the periods shown,  (1) leave your entire account value
>    Actual expenses and/or returns may be         you would pay the following expenses,   invested or (2) select an income phase
     more or less than those shown in these        including any applicable early          payment option, you would pay the
     examples.                                     withdrawal charge:                      following expenses (no early
-----------------------------------------------                                            withdrawal charge is reflected):*
                                                   1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
                                                   ------   -------   -------   --------   ------   -------   -------   --------
Aetna Balanced VP, Inc.                              $ 73      $ 94      $118      $218       $19      $ 59      $101     $218
Aetna Bond VP                                        $ 72      $ 91      $113      $208       $18      $ 55      $ 96     $208
Aetna Growth VP                                      $ 74      $ 98      $125      $231       $20      $ 62      $107     $231
Aetna Growth and Income VP                           $ 73      $ 94      $118      $217       $19      $ 58      $100     $217
Aetna Index Plus Large Cap VP                        $ 71      $ 90      $111      $203       $18      $ 54      $ 93     $203
Aetna International VP                               $ 83      $125      $170      $322       $29      $ 90      $152     $322
Aetna Money Market VP                                $ 70      $ 86      $105      $191       $16      $ 51      $ 88     $191
Aetna Real Estate Securities VP                      $ 82      $121      $164      $309       $28      $ 86      $146     $309
Aetna Small Company VP                               $ 76      $103      $133      $248       $22      $ 67      $116     $248
Aetna Technology VP                                  $ 79      $113      $149      $281       $25      $ 77      $132     $281
AIM V.I. Capital Appreciation Fund                   $ 74      $ 98      $126      $233       $20      $ 63      $108     $233
AIM V.I. Growth Fund                                 $ 74      $ 98      $126      $233       $20      $ 63      $108     $233
AIM V.I. Growth and Income Fund                      $ 75      $100      $128      $237       $21      $ 64      $110     $237
AIM V.I. Value Fund                                  $ 74      $ 99      $127      $236       $21      $ 64      $109     $236
Fidelity VIP Equity-Income Portfolio                 $ 73      $ 94      $117      $216       $19      $ 58      $100     $216
Fidelity VIP Growth Portfolio                        $ 73      $ 96      $122      $226       $20      $ 61      $104     $226
Fidelity VIP High Income Portfolio                   $ 74      $ 97      $124      $229       $20      $ 62      $106     $229
Fidelity VIP II Contrafund[RegTM] Portfolio          $ 74      $ 97      $122      $227       $20      $ 61      $105     $227
Janus Aspen Aggressive Growth Portfolio              $ 74      $ 97      $122      $227       $20      $ 61      $105     $227
Janus Aspen Balanced Portfolio                       $ 74      $ 97      $122      $227       $20      $ 61      $105     $227
Janus Aspen Growth Portfolio                         $ 74      $ 97      $122      $227       $20      $ 61      $105     $227
Janus Aspen Worldwide Growth Portfolio               $ 74      $ 98      $124      $230       $20      $ 62      $106     $230
MFS Total Return Series                              $ 76      $104      $134      $251       $22      $ 68      $117     $251
[Mitchell Hutchins Growth & Income Portfolio         $ 82      $121      $163      $308       $28      $ 85      $146     $308]
[Mitchell Hutchins Small Cap Portfolio               $107      $195      $282      $524       $53      $159      $264     $524]
[Mitchell Hutchins Tactical Allocation Portfolio     $ 77      $106      $139      $260       $23      $ 71      $121     $260]
Oppenheimer Aggressive Growth Fund/VA                $ 74      $ 97      $122      $227       $20      $ 61      $105     $227
Oppenheimer Main Street Growth & Income Fund/VA      $ 75      $100      $128      $238       $21      $ 64      $110     $238
Oppenheimer Strategic Bond Fund/VA                   $ 75      $100      $128      $238       $21      $ 64      $110     $238
PPI MFS Capital Opportunities Portfolio              $ 76      $104      $134      $251       $22      $ 68      $117     $251
PPI MFS Emerging Equities Portfolio                  $ 75      $101      $129      $240       $21      $ 65      $111     $240
PPI MFS Research Growth Portfolio                    $ 75      $102      $132      $245       $22      $ 66      $114     $245
PPI Scudder International Growth Portfolio           $ 77      $107      $139      $261       $23      $ 71      $122     $261

-----------------
* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

For Contracts Issued Outside of the State of New York

Hypothetical Example: Option Package III -- For Contracts Other than ROTH IRA Contracts


Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under Option Package III (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% annually and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.

-----------------------------------------------
>    These examples are purely hypothetical.                      EXAMPLE A                              EXAMPLE B
>    They should not be considered a                              ---------                              ---------
     representation of past or future expenses     If you withdraw your entire account     If at the end of the periods shown you
     or expected returns.                          value at the end of the periods shown,  (1) leave your entire account value
>    Actual expenses and/or returns may be         you would pay the following expenses,   invested or (2) select an income phase
     more or less than those shown in these        including any applicable early          payment option, you would pay the
     examples.                                     withdrawal charge:                      following expenses (no early
-----------------------------------------------                                            withdrawal charge is reflected):*
                                                   1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
                                                   ------   -------   -------   --------   ------   -------   -------   --------
Aetna Balanced VP, Inc.                              $ 83      $117      $144      $234       $20      $ 63      $108     $234
Aetna Bond VP                                        $ 82      $113      $139      $223       $19      $ 60      $103     $223
Aetna Growth VP                                      $ 84      $120      $150      $246       $22      $ 67      $115     $246
Aetna Growth and Income VP                           $ 83      $116      $143      $233       $20      $ 63      $108     $233
Aetna Index Plus Large Cap VP                        $ 82      $112      $137      $219       $19      $ 59      $101     $219
Aetna International VP                               $ 94      $148      $195      $336       $31      $ 94      $160     $336
Aetna Money Market VP                                $ 81      $109      $131      $208       $18      $ 55      $ 96     $208
Aetna Real Estate Securities VP                      $ 92      $144      $189      $323       $29      $ 90      $153     $323
Aetna Small Company VP                               $ 86      $125      $159      $264       $23      $ 72      $123     $264
Aetna Technology VP                                  $ 89      $135      $175      $296       $27      $ 82      $139     $296
AIM V.I. Capital Appreciation Fund                   $ 85      $121      $151      $248       $22      $ 67      $116     $248
AIM V.I. Growth Fund                                 $ 85      $121      $151      $248       $22      $ 67      $116     $248
AIM V.I. Growth and Income Fund                      $ 85      $122      $153      $253       $22      $ 69      $118     $253
AIM V.I. Value Fund                                  $ 85      $122      $152      $252       $22      $ 68      $117     $252
Fidelity VIP Equity-Income Portfolio                 $ 83      $116      $143      $232       $20      $ 63      $107     $232
Fidelity VIP Growth Portfolio                        $ 84      $119      $147      $241       $21      $ 65      $112     $241
Fidelity VIP High Income Portfolio                   $ 84      $120      $149      $244       $21      $ 66      $113     $244
Fidelity VIP II Contrafund[RegTM] Portfolio          $ 84      $119      $148      $242       $21      $ 66      $112     $242
Janus Aspen Aggressive Growth Portfolio              $ 84      $119      $148      $242       $21      $ 66      $112     $242
Janus Aspen Balanced Portfolio                       $ 84      $119      $148      $242       $21      $ 66      $112     $242
Janus Aspen Growth Portfolio                         $ 84      $119      $148      $242       $21      $ 66      $112     $242
Janus Aspen Worldwide Growth Portfolio               $ 84      $120      $149      $245       $22      $ 66      $114     $245
MFS Total Return Series                              $ 86      $126      $160      $266       $24      $ 73      $124     $266
[Mitchell Hutchins Growth & Income Portfolio         $ 92      $143      $188      $323       $29      $ 90      $153     $323]
[Mitchell Hutchins Small Cap Portfolio               $118      $217      $306      $534       $55      $163      $270     $534]
[Mitchell Hutchins Tactical Allocation Portfolio     $ 87      $129      $164      $275       $24      $ 75      $129     $275]
Oppenheimer Aggressive Growth Fund/VA                $ 84      $119      $148      $242       $21      $ 66      $112     $242
Oppenheimer Main Street Growth & Income Fund/VA      $ 85      $122      $153      $254       $22      $ 69      $118     $254
Oppenheimer Strategic Bond Fund/VA                   $ 85      $122      $153      $254       $22      $ 69      $118     $254
PPI MFS Capital Opportunities Portfolio              $ 86      $126      $160      $266       $24      $ 73      $124     $266
PPI MFS Emerging Equities Portfolio                  $ 85      $123      $154      $256       $23      $ 69      $119     $256
PPI MFS Research Growth Portfolio                    $ 86      $124      $157      $261       $23      $ 71      $122     $261
PPI Scudder International Growth Portfolio           $ 87      $129      $165      $276       $25      $ 76      $129     $276

-----------------
* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

For Contracts Issued Outside of the State of New York

Hypothetical Example: Option Package III -- For ROTH IRA Contracts


Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under Option Package III (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% annually and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.

-----------------------------------------------
>    These examples are purely hypothetical.                      EXAMPLE A                              EXAMPLE B
>    They should not be considered a                              ---------                              ---------
     representation of past or future expenses     If you withdraw your entire account     If at the end of the periods shown you
     or expected returns.                          value at the end of the periods shown,  (1) leave your entire account value
>    Actual expenses and/or returns may be         you would pay the following expenses,   invested or (2) select an income phase
     more or less than those shown in these        including any applicable early          payment option, you would pay the
     examples.                                     withdrawal charge:                      following expenses (no early
-----------------------------------------------                                            withdrawal charge is reflected):*
                                                   1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
                                                   ------   -------   -------   --------   ------   -------   -------   --------
Aetna Balanced VP, Inc.                               $56      $ 81      $108      $234       $20      $ 63      $108     $234
Aetna Bond VP                                         $55      $ 78      $103      $223       $19      $ 60      $103     $223
Aetna Growth VP                                       $58      $ 85      $115      $246       $22      $ 67      $115     $246
Aetna Growth and Income VP                            $56      $ 81      $108      $233       $20      $ 63      $108     $233
Aetna Index Plus Large Cap VP                         $55      $ 77      $101      $219       $19      $ 59      $101     $219
Aetna International VP                                $67      $112      $160      $336       $31      $ 94      $160     $336
Aetna Money Market VP                                 $54      $ 73      $ 96      $208       $18      $ 55      $ 96     $208
Aetna Real Estate Securities VP                       $65      $108      $153      $323       $29      $ 90      $153     $323
Aetna Small Company VP                                $59      $ 90      $123      $264       $23      $ 72      $123     $264
Aetna Technology VP                                   $62      $ 99      $139      $296       $27      $ 82      $139     $296
AIM V.I. Capital Appreciation Fund                    $58      $ 85      $116      $248       $22      $ 67      $116     $248
AIM V.I. Growth Fund                                  $58      $ 85      $116      $248       $22      $ 67      $116     $248
AIM V.I. Growth and Income Fund                       $58      $ 86      $118      $253       $22      $ 69      $118     $253
AIM V.I. Value Fund                                   $58      $ 86      $117      $252       $22      $ 68      $117     $252
Fidelity VIP Equity-Income Portfolio                  $56      $ 80      $107      $232       $20      $ 63      $107     $232
Fidelity VIP Growth Portfolio                         $57      $ 83      $112      $241       $21      $ 65      $112     $241
Fidelity VIP High Income Portfolio                    $57      $ 84      $113      $244       $21      $ 66      $113     $244
Fidelity VIP II Contrafund[RegTM] Portfolio           $57      $ 83      $112      $242       $21      $ 66      $112     $242
Janus Aspen Aggressive Growth Portfolio               $57      $ 83      $112      $242       $21      $ 66      $112     $242
Janus Aspen Balanced Portfolio                        $57      $ 83      $112      $242       $21      $ 66      $112     $242
Janus Aspen Growth Portfolio                          $57      $ 83      $112      $242       $21      $ 66      $112     $242
Janus Aspen Worldwide Growth Portfolio                $57      $ 84      $114      $245       $22      $ 66      $114     $245
MFS Total Return Series                               $59      $ 90      $124      $266       $24      $ 73      $124     $266
[Mitchell Hutchins Growth & Income Portfolio          $65      $108      $153      $323       $29      $ 90      $153     $323]
[Mitchell Hutchins Small Cap Portfolio                $91      $181      $270      $534       $55      $163      $270     $534]
[Mitchell Hutchins Tactical Allocation Portfolio      $60      $ 93      $129      $275       $24      $ 75      $129     $275]
Oppenheimer Aggressive Growth Fund/VA                 $57      $ 83      $112      $242       $21      $ 66      $112     $242
Oppenheimer Main Street Growth & Income Fund/VA       $58      $ 87      $118      $254       $22      $ 69      $118     $254
Oppenheimer Strategic Bond Fund/VA                    $58      $ 87      $118      $254       $22      $ 69      $118     $254
PPI MFS Capital Opportunities Portfolio               $59      $ 90      $124      $266       $24      $ 73      $124     $266
PPI MFS Emerging Equities Portfolio                   $58      $ 87      $119      $256       $23      $ 69      $119     $256
PPI MFS Research Growth Portfolio                     $59      $ 89      $122      $261       $23      $ 71      $122     $261
PPI Scudder International Growth Portfolio            $60      $ 93      $129      $276       $25      $ 76      $129     $276

-----------------
* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

For Contracts Issued in the State of New York:

Hypothetical Example: Option Package III


Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under Option Package III (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% annually and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

-----------------------------------------------
>    These examples are purely hypothetical.                      EXAMPLE A                              EXAMPLE B
>    They should not be considered a                              ---------                              ---------
     representation of past or future expenses     If you withdraw your entire account     If at the end of the periods shown you
     or expected returns.                          value at the end of the periods shown,  (1) leave your entire account value
>    Actual expenses and/or returns may be         you would pay the following expenses,   invested or (2) select an income phase
     more or less than those shown in these        including any applicable early          payment option, you would pay the
     examples.                                     withdrawal charge:                      following expenses (no early
-----------------------------------------------                                            withdrawal charge is reflected):*
                                                   1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
                                                   ------   -------   -------   --------   ------   -------   -------   --------
Aetna Balanced VP, Inc.                              $ 74      $ 99      $126      $234       $20      $ 63      $108     $234
Aetna Bond VP                                        $ 73      $ 96      $121      $223       $19      $ 60      $103     $223
Aetna Growth VP                                      $ 75      $102      $132      $246       $22      $ 67      $115     $246
Aetna Growth and Income VP                           $ 74      $ 98      $126      $233       $20      $ 63      $108     $233
Aetna Index Plus Large Cap VP                        $ 73      $ 94      $119      $219       $19      $ 59      $101     $219
Aetna International VP                               $ 85      $130      $178      $336       $31      $ 94      $160     $336
Aetna Money Market VP                                $ 72      $ 91      $113      $208       $18      $ 55      $ 96     $208
Aetna Real Estate Securities VP                      $ 83      $126      $171      $323       $29      $ 90      $153     $323
Aetna Small Company VP                               $ 77      $108      $141      $264       $23      $ 72      $123     $264
Aetna Technology VP                                  $ 80      $117      $157      $296       $27      $ 82      $139     $296
AIM V.I. Capital Appreciation Fund                   $ 76      $103      $133      $248       $22      $ 67      $116     $248
AIM V.I. Growth Fund                                 $ 76      $103      $133      $248       $22      $ 67      $116     $248
AIM V.I. Growth and Income Fund                      $ 76      $104      $135      $253       $22      $ 69      $118     $253
AIM V.I. Value Fund                                  $ 76      $104      $135      $252       $22      $ 68      $117     $252
Fidelity VIP Equity-Income Portfolio                 $ 74      $ 98      $125      $232       $20      $ 63      $107     $232
Fidelity VIP Growth Portfolio                        $ 75      $101      $130      $241       $21      $ 65      $112     $241
Fidelity VIP High Income Portfolio                   $ 75      $102      $131      $244       $21      $ 66      $113     $244
Fidelity VIP II Contrafund[RegTM] Portfolio          $ 75      $101      $130      $242       $21      $ 66      $112     $242
Janus Aspen Aggressive Growth Portfolio              $ 75      $101      $130      $242       $21      $ 66      $112     $242
Janus Aspen Balanced Portfolio                       $ 75      $101      $130      $242       $21      $ 66      $112     $242
Janus Aspen Growth Portfolio                         $ 75      $101      $130      $242       $21      $ 66      $112     $242
Janus Aspen Worldwide Growth Portfolio               $ 75      $102      $132      $245       $22      $ 66      $114     $245
MFS Total Return Series                              $ 77      $108      $142      $266       $24      $ 73      $124     $266
[Mitchell Hutchins Growth & Income Portfolio         $ 83      $126      $171      $323       $29      $ 90      $153     $323]
[Mitchell Hutchins Small Cap Portfolio               $109      $199      $288      $534       $55      $163      $270     $534]
[Mitchell Hutchins Tactical Allocation Portfolio     $ 78      $111      $146      $275       $24      $ 75      $129     $275]
Oppenheimer Aggressive Growth Fund/VA                $ 75      $101      $130      $242       $21      $ 66      $112     $242
Oppenheimer Main Street Growth & Income Fund/VA      $ 76      $105      $136      $254       $22      $ 69      $118     $254
Oppenheimer Strategic Bond Fund/VA                   $ 76      $105      $136      $254       $22      $ 69      $118     $254
PPI MFS Capital Opportunities Portfolio              $ 77      $108      $142      $266       $24      $ 73      $124     $266
PPI MFS Emerging Equities Portfolio                  $ 76      $105      $137      $256       $23      $ 69      $119     $256
PPI MFS Research Growth Portfolio                    $ 77      $107      $139      $261       $23      $ 71      $122     $261
PPI Scudder International Growth Portfolio           $ 78      $111      $147      $276       $25      $ 76      $129     $276

-----------------
* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Condensed Financial Information
--------------------------------------------------------------------------------


Understanding Condensed Financial Information. In Appendix IV of this prospectus, we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.



Investment Options
--------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

> Mutual Fund (fund) Descriptions. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and phone number listed in "Contract Overview--Questions: Contacting the Company" or by contacting the SEC Public Reference Room.


Fixed Interest Options. If available in your state, the ALIAC Guaranteed Account (the Guaranteed Account) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

--------------------------------------------------------------------------------
Selecting Investment Options


o Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.


o Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.
--------------------------------------------------------------------------------


Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, will be considered an investment option.

Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.


Additional Risks of Investing in the Funds (Mixed and Shared Funding)

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.


"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.


>    Shared--bought by more than one company.

>    Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

Transfers Among Investment Options
--------------------------------------------------------------------------------


You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase, if approved in your state, we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.


Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent Transfers. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.


We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.


We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.


Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office, or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.


Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in "Contract Overview--Questions:
Contacting the Company."

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

Dollar cost averaging is not available if you elect to participate in the account rebalancing program.


The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."

Account rebalancing is not available if you elect to participate in the dollar cost averaging program.


Purchase And Rights
--------------------------------------------------------------------------------

How to Purchase


> Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

> Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see "Distribution"). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

> Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90.


Your Rights Under the Contract

>    Individual Contracts. You have all contract rights.


> Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

> Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.


Purchase Payment Methods. The following purchase payment methods are allowed:

>    One lump sum;

>    Periodic payments; or

>    Transfer or rollover from a pre-existing retirement plan or account.

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice.

Purchase Payment Amounts.

The minimum initial purchase payment depends upon the option package selected at issue.

------------------------------------------------------------------------------------------
                     Option                     Option                    Option
                   Package I                  Package II                Package III
------------------------------------------------------------------------------------------
 Minimum      Non-                       Non-                       Non-
 Initial   Qualified:   Qualified:*   Qualified:   Qualified:*   Qualified:   Qualified:*
 Purchase  ----------   -----------   ----------   -----------   ----------   -----------
 Payment    $15,000       $1,500        $5,000       $1,500        $5,000       $1,500
------------------------------------------------------------------------------------------


*The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income.


Additional purchase payments must be at least $50 (we may change this amount from time to time.) A purchase payment of more than $1,000,000 will be allowed only with our consent.

Reduction of Purchase Payment Amounts. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:

> The size and type of the prospective group, if any, to which the reduction would apply;

> The method and frequency of purchase payments to be made under the contract; and

> The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

Right to Cancel
--------------------------------------------------------------------------------


When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Home Office along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

Transfers Between Option Packages
--------------------------------------------------------------------------------

You may transfer from one option package to another.


>    Transfers must occur on an account anniversary.

> A written request for the transfer must be received by us within 60 days of an account anniversary.


>    The following minimum account values need to be met:

-----------------------------------------------------------------------------------
                                  Transfers to                  Transfers to
                                Option Package I         Option Packages II or III
-----------------------------------------------------------------------------------
 Minimum Account Value        Non-                          Non-
                           Qualified:     Qualified:     Qualified:     Qualified:
                           ----------     ----------     ----------     ----------
                             $15,000        $1,500         $5,000         $1,500
-----------------------------------------------------------------------------------


>    You will receive a new contract schedule page upon transfer.

>    Only one option package may be in effect at any time.

-----------------------------------------------------------------------------------------------------------------------------
               Transfers to                              Transfers to                              Transfers to
             Option Package I                          Option Package II                        Option Package III
-----------------------------------------------------------------------------------------------------------------------------
 Death Benefit(1):                         Death Benefit(1):                        Death Benefit(1):
 o The sum of all purchase payments        o The sum of all purchase payments       o The sum of all purchase payments
   made, adjusted for amounts                made, adjusted for amounts               made, adjusted for amounts
   withdrawn or applied to an income         withdrawn or applied to an income        withdrawn or applied to an income
   phase payment option as of the            phase payment option as of the           phase payment option as of the
   claim date, will continue to be           claim date, will continue to be          claim date, will continue to be
   calculated from the account               calculated from the account              calculated from the account
   effective date.                           effective date.                          effective date.
 o The "step-up value" under Option        o If transferring from Option Package    o If transferring from Option Package
   Packages II and III will terminate on     I, the "step-up value" will be           I, the "step-up value" will be
   the new schedule effective date.          calculated beginning on the new          calculated beginning on the new
 o The "roll-up value" under Option          schedule effective date.                 schedule effective date.
   Package III will terminate on the       o If transferring from Option Package    o If transferring from Option Package
   new schedule effective date.              III, the "step-up value" will continue   II, the "step-up value" will continue
                                             to be calculated from the date           to be calculated from the date
                                             calculated under Option                  calculated under Option Package II.
                                             Package III.                           o The "roll-up value" will be calculated
                                           o The "roll-up value" under Option         beginning on the new schedule
                                             Package III will terminate on the        effective date.
                                             new schedule effective date.
-----------------------------------------------------------------------------------------------------------------------------
 Nursing Home Waiver(2):                   Nursing Home Waiver(2):                  Nursing Home Waiver(2):
 o The availability of the waiver of the   o If transferring from Option Package    o If transferring from Option Package
   early withdrawal charge under the         I, the waiting period under              I, the waiting period under the
   Nursing Home Waiver will terminate        the Nursing Home Waiver will begin       Nursing Home Waiver will begin to
   on the new schedule effective date.       to be measured from the new              be measured from the new schedule
                                             schedule effective date.                 effective date.
                                           o If transferring from Option Package    o If transferring from Option Package
                                             III, the waiting period will have        II, the waiting period will have been
                                             been satisfied on the new schedule       satisfied on the new schedule
                                             effective date.                          effective date.
-----------------------------------------------------------------------------------------------------------------------------
 Free Withdrawals(3):                      Free Withdrawals(3):                     Free Withdrawals(3):
 o If transferring from Option Package     o If transferring from Option Package    o The cumulative to 30% available
   III, any available free withdrawal        III, any available free withdrawal       free withdrawal amount will begin to
   amount in excess of 10% will be lost      amount in excess of 10% will be lost     be calculated as of the new schedule
   as of the new schedule effective date.    as of the new schedule effective         effective date.
                                             date.
-----------------------------------------------------------------------------------------------------------------------------


(1)  See "Death Benefit."
(2)  See "Fees--Nursing Home Waiver."
(3)  See "Fees--Free Withdrawals."

[Begin sidebar]

Types of Fees

There are four types of fees or deductions that may affect your account.

TRANSACTION FEES
o    Early Withdrawal Charge
o    Annual Maintenance Fee
o    Transfer Charge

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
o    Mortality and Expense Risk Charge
o    Administrative Expense Charge


REDUCTION OR ELIMINATION OF CERTAIN FEES


FEES DEDUCTED BY THE FUNDS
o    Investment Advisory Fees
o    Other Expenses

>PREMIUM AND OTHER TAXES

[End sidebar]

Fees
--------------------------------------------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge.


Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.


Early Withdrawal Charge Schedules

             FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK:


---------------------------------------------
  Contracts Other Than Roth IRA Contracts:
---------------------------------------------
                                     Early
 Years From Receipt                Withdrawal
of Purchase Payment                  Charge
-------------------                ----------
  Less than 2                         7%
  2 or more but less than 4           6%
  4 or more but less than 5           5%
  5 or more but less than 6           4%
  6 or more but less than 7           3%
  7 or more                           0%
---------------------------------------------


---------------------------------------------
             Roth IRA Contracts:
---------------------------------------------
                                     Early
                                   Withdrawal
Completed Account Years              Charge
-----------------------            ----------
  Less than 1                         5%
  1 or more but less than 2           4%
  2 or more but less than 3           3%
  3 or more but less than 4           2%
  4 or more but less than 5           1%
  5 or more                           0%
---------------------------------------------

                 FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK:


---------------------------------------------
              For All Contracts
---------------------------------------------
                                     Early
 Years From Receipt                Withdrawal
of Purchase Payment                  Charge
-------------------                ----------
  Less than 1                         7%
  1 or more but less than 2           6%
  2 or more but less than 3           5%
  3 or more but less than 4           4%
  4 or more but less than 5           3%
  5 or more but less than 6           2%
  6 or more but less than 7           1%
  7 or more                           0%
---------------------------------------------

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

Examples: For contracts other than Roth IRA contracts issued outside of the state of New York, the early withdrawal charge is based on the number of years since the purchase payment was received. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn.

For Roth IRA contracts issued outside of the state of New York, the early withdrawal charge is based on the number of completed account years. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn.

For all contracts issued in the state of New York, the early withdrawal charge is based on the number of years since the purchase payment was received, and if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 4% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will access the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.


The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.


Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

>    Used to provide income phase payments to you;

> Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant's death;

> Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

> Taken because of the election of a systematic distribution option (see "Systematic Distribution Options");

>    Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

> If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see "Systematic Distribution Options")); or


> Paid upon termination of your account by us (see "Other Topics -- Involuntary Terminations").

Nursing Home Waiver. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

>    More than one account year has elapsed since the schedule effective date;

> The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and

> The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two week period immediately preceding or following the schedule effective date. It will also not apply to contracts issued in New York or as otherwise prohibited by state law.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.


Purpose. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.


Transfer Charge


Amount. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.


FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT


Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:


------------------------------------------------------------------
   Option Package I     Option Package II     Option Package III
------------------------------------------------------------------
        0.80%                1.10%                  1.25%
------------------------------------------------------------------

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

> The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

> The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.


Administrative Expense Charge


Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:


------------------------------------------------------------------
   Option Package I     Option Package II     Option Package III
------------------------------------------------------------------
         0.15%               0.15%                  0.15%
------------------------------------------------------------------


There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

When/How. If imposed, we deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charges described above. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge or administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

>    The size and type of group to whom the contract is issued;

>    The amount of expected purchase payments;

> A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

>    The type and frequency of administrative and sales services provided; or

>    The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.


FEES DEDUCTED BY THE FUNDS

Maximum Amount. Each fund's advisory fee and expenses are different. They are set forth in "Fee Table--Fees Deducted by the Funds" and described in more detail in each fund prospectus.


When/How. A fund's fees and expenses are not deducted from your account value. Instead, they are reflected in the daily value of fund shares which, in turn, will affect the daily value of the subaccounts.

Purpose. These fees and expenses help to pay the fund's investment adviser and operating expenses.


PREMIUM AND OTHER TAXES


Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a complete withdrawal or, at the commencement of income phase payments, to reflect the cost of premium taxes in our income phase payment rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."


Your Account Value
--------------------------------------------------------------------------------

During the accumulation phase your account value at any given time equals:

>    The current dollar value of amounts invested in the subaccounts; plus

> The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange. At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.


Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation; minus

> The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

>    The total value of the subaccount's units at the preceding valuation; minus


> A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account such as guarantee charges for the Aetna GET fund. See "Fees."


The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A, and 100 accumulation units of Subaccount B.


[graphic]

                            $5,000 Purchase Payment

                              Step 1 (down arrow)

                    Aetna Life Insurance and Annuity Company

                               Step 2 (down arrow)

                           Variable Annuity Account B

                    Subaccount A        Subaccount B        Etc.
                        300                 80
                    accumulation        accumulation
                       units               units


                        (down arrow) Step 3 (down arrow)

                              Fund A    Fund B
[end graphic]


Step 1: You make an initial purchase payment of $5,000.

Step 2:
A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10
     AUV).

B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20
     AUV).

Step 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The value of subaccounts may vary day to day.

[Begin sidebar]

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

>    Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")


>    Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")


> Market Value Adjustment for amounts held in the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus)

>    Tax Penalty (see "Taxation")

>    Tax Withholding (see "Taxation")


To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."


[End sidebar]

Withdrawals
--------------------------------------------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals From 403(b) Plan Accounts."

Steps for Making A Withdrawal

>    Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.


(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

> Select investment options. If you do not specify this, we will withdraw dollars proportionally from each of your investment options.

>    Properly complete a disbursement form and deliver it to our Home Office.


Restrictions on Withdrawals From 403(b) Plan Accounts


Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59-1/2, separation from service or financial hardship. See "Taxation."

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Home Office.


Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly- completed disbursement form in good order.


Reinvesting a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of your withdrawal. We must receive any reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinvested any annual maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the Aetna GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. The reinvestment privilege may be used only once. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal. Seek competent advice regarding the tax consequences associated with reinvestment.

[Begin sidebar]


Features of a Systematic Distribution Option

A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.


[End sidebar]

Systematic Distribution Options
--------------------------------------------------------------------------------


The following systematic distribution options may be available:


> SWO--Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.


> ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70-1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.


> LEO--Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."


Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract Overview--
Questions: Contacting the Company."

Systematic Distribution Option Availability. If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Home Office. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

[Begin sidebar]


This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."


Terms to Understand:

Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.


Annuitant(s): The person(s) on whose life or life expectancy(ies) the income phase payments are based.


Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Claim Date: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Home Office.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.


Schedule Effective Date: The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.


[End sidebar]

Death Benefit
--------------------------------------------------------------------------------

During the Accumulation Phase


Who Receives the Death Benefit? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in "Contract Overview--Questions: Contacting the Company."

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.


Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies.


--------------------------------------------------------------------------------
                   Option Package I    Option Package II   Option Package III
--------------------------------------------------------------------------------
 Death Benefit    The greater of:    The greatest of:     The greatest of:
 on Death of      (1) The sum of     (1) The sum of       (1) The sum of
 the Annuitant:       all purchase       all purchase         all purchase
                      payments,          payments,            payments,
                      adjusted for       adjusted for         adjusted for
                      amounts            amounts              amounts
                      withdrawn or       withdrawn or         withdrawn or
                      applied to an      applied to an        applied to an
                      income phase       income phase         income phase
                      payment option     payment option       payment option
                      as of the claim    as of the claim      as of
                      date; or           date; or             the claim date; or
                  (2) The account    (2) The account      (2) The account
                      value on the       value on the         value on the
                      claim date.        claim date; or       claim date; or
                                     (3) The "step-up     (3) The "step-up
                                         value" (as           value" (as
                                         described below)     described below)
                                         on the claim date.   on the claim
                                                              date; or
                                                          (4) The "roll-up
                                                              value" (as
                                                              described below)
                                                              on the claim
                                                              date.*
--------------------------------------------------------------------------------

*The roll-up value is not available on contracts issued in the State of New
York.


Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

>    The account value; or

> The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.


Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:


> The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or


>    The account value on that anniversary of the schedule effective date.


On each anniversary of the schedule effective date after the annuitant's 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant's 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

Roll-up Value. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant's 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant's 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

The "roll-up value" is not available on contracts issued in the State of New York. For contracts issued in the state of New York, the benefit payable upon the death of the annuitant under Option Package III is the same as that described under Option Package II. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.



Adjustment. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

Death Benefit Greater than the Account Value. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.

Death Benefit Amounts in Certain Cases

If a Spousal Beneficiary Continues the Account Following the Death of the Contract Holder/Annuitant. If a spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary.

The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

(1) In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder's/ annuitant's death shall be treated as the spousal beneficiary's initial purchase payment;
(2) In calculating the step-up value, the step-up value on the claim date following the original contract holder's/annuitant's death shall be treated as the spousal beneficiary's initial step-up value; and
(3) In calculating the roll-up value, the roll-up value on the claim date following the original contract holder's/annuitant's death shall be treated as the initial roll-up value.

If the Contract Holder is not the Annuitant. Under nonqualified contracts only the death benefit described above under Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account) who is not also the annuitant dies. In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

Because the death benefit in these circumstances equals the account value, plus or minus any market value adjustment, a contract holder who is not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary's death shall be determined under the option package then in effect.


Guaranteed Account. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

Death Benefit--Methods of Payment


For Qualified Contracts. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

> Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see "Taxation - Minimum Distribution Requirements"));

> Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

> Elect SWO, ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code's required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.


Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."

For Nonqualified Contracts.


(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder's death.


     As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:


     (a)  Continue the contract in the accumulation phase;

     (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

     (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.

     If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules). See "Taxation--Minimum Distribution Requirements."

     In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies.

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.


Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See "Taxation."

[Begin sidebar]

We may have used the following terms in prior prospectuses:

Annuity Phase--Income Phase


Annuity Option--Income Phase Payment Option


Annuity Payment--Income Phase Payment

[End sidebar]

The Income Phase
--------------------------------------------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:


>    Payment start date;

> Income phase payment option (see the income phase payment options table in this section);

>    Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

> Choice of fixed, variable or a combination of both fixed and variable payments; and

> Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3-1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3-1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

Minimum Payment Amounts. The income phase payment option you select must result in:

>    A first income phase payment of at least $50; or

>    Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)  The first day of the month following the annuitant's 85th birthday; or
(b)  The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

(a)  The life of the annuitant;

(b)  The joint lives of the annuitant and beneficiary;

(c)  A guaranteed period greater than the annuitant's life expectancy; or

(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.


See "Taxation" for further discussion of rules relating to income phase payments.


Charges Deducted. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the "Income Phase Payment Options" table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Home Office. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.


Payment Options.


The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.


Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

                                                                     Lifetime Payment Options
-------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be
 Life Income            made if the annuitant dies prior to the second payment's due date.
                        Death Benefit--None: All payments end upon the annuitant's death.
-------------------------------------------------------------------------------------------------------------------------------

                        Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years or as otherwise specified in the contract.
 Life Income--          Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 Guaranteed             guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the
 Payments               beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
-------------------------------------------------------------------------------------------------------------------------------

                        Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment's due date.
                        Continuing Payments: When you select this option you choose for:
 Life Income--          (a) 100%, 66-2/3% or 50% of the payment to continue to the surviving annuitant after the first
 Two Lives                  death; or
                        (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50%
                            of the payment to continue to the second annuitant on the annuitant's death.
                        Death Benefit--None: All payments end upon the death of both annuitants.
-------------------------------------------------------------------------------------------------------------------------------

                        Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5 to 30 years or as otherwise specified in the contract.
 Life Income --         Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.
 Two Lives --           Death Benefit--Payment to the Beneficiary: If both annuitants die before we have made all the
 Guaranteed             guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the
 Payments               beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
-------------------------------------------------------------------------------------------------------------------------------

 Life Income--
 Cash Refund            Length of Payments: For as long as the annuitant lives.
 Option (limited        Death Benefit--Payment to the Beneficiary: Following the annuitant's death, we will pay a lump
 availability --        sum payment equal to the amount originally applied to the income phase payment option (less
 fixed payments         any applicable premium tax) and less the total amount of income payments paid.
 only)
-------------------------------------------------------------------------------------------------------------------------------
 Life Income--          Length of Payments: For as long as either annuitant lives.
 Two Lives--Cash        Continuing Payments: 100% of the payment to continue after the first death.
 Refund Option          Death Benefit--Payment to the Beneficiary: When both annuitants die we will pay a lump-sum
 (limited               payment equal to the amount applied to the income phase payment option (less any applicable
 availability--fixed    premium tax) and less the total amount of income payments paid.
 payments only)
-------------------------------------------------------------------------------------------------------------------------------
                                                                     Nonlifetime Payment Option
-------------------------------------------------------------------------------------------------------------------------------
                             Length of Payments: You may select payments for 5 to 30 years. In certain cases a lump-sum pay-
                             ment may be requested at any time (see below).
 Nonlifetime--               Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the guaran-
 Guaranteed                  teed payments, we will continue to pay the beneficiary the remaining payments, unless the benefi-
 Payments                    ciary elects to receive a lump-sum payment equal to the present value of the remaining guaran-
                             teed payments. We will not impose any early withdrawal charge.
-------------------------------------------------------------------------------------------------------------------------------
Lump-Sum Payment: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.
-------------------------------------------------------------------------------------------------------------------------------

Calculation of Lump-Sum Payments: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3-1/2% or 5% assumed net investment rate used for variable payments).

[Begin sidebar]

In this Section

INTRODUCTION

CONTRACT TYPE

WITHDRAWALS AND OTHER DISTRIBUTIONS
     o    Taxation of Distributions
     o    10% Penalty Tax
     o    Withholding for Federal Income Tax Liability

MINIMUM DISTRIBUTION REQUIREMENTS
     o    50% Excise Tax

     o Minimum Distribution of Death Benefit Proceeds (403(b) Plans and 408(b) and 408A IRAs)

     o    Minimum Distribution of Death Benefit Proceeds (Nonqualified
          Contracts)

RULES SPECIFIC TO CERTAIN PLANS

     o    403(b) Plans

     o    408(b) and 408A IRAs

TAXATION OF NONQUALIFIED CONTRACTS

TAXATION OF THE COMPANY

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

[End sidebar]

Taxation
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:


> Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

> We do not make any guarantee about the tax treatment of the contract or any transaction involving the contract; and

> Contract holder means the contract holder of an individually owned contract or the certificate holder of a group contract.

--------------------------------------------------------------------------------
We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.
--------------------------------------------------------------------------------

Taxation of Gains Prior to Distribution. You generally will not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code sections 403(b), 408(b) and 408A also generally defer payment of taxes on earnings until they are withdrawn. (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of arrangements are taxed.) If you are considering funding one of these tax-qualified retirement arrangements with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Additionally, although earnings under the contract are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.


Diversification. Tax Code section 817(h) requires that in a nonqualified contract the investments of the funds be "adequately diversified" in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the funds' assets may be invested.

CONTRACT TYPE

The contract is designed for use on a non-tax qualified basis as a nonqualified contract or with certain retirement arrangements that qualify under Tax Code sections 403(b), 408(b) or 408A.

Tax Rules. The tax rules vary according to whether the contract is a nonqualified contract or used with a qualified retirement arrangement. If used with a qualified retirement arrangement, you need to know the Tax Code section under which your arrangement qualifies. Contact your plan sponsor, sales representative or the Company to learn which Tax Code section applies to your arrangement.

The Contract. Contract holders are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.

Taxation of Distributions

Nonqualified Contracts. A full withdrawal of a nonqualified contract is taxable to the extent that the amount received exceeds the investment in the contract. A partial withdrawal is taxable to the extent that the account value immediately before the withdrawal exceeds the investment in the contract. In other words, a partial withdrawal is treated first as a withdrawal of taxable earnings.


For income phase payments a portion of each payment which represents the investment in the contract is not taxable. An exclusion ratio is calculated to determine the nontaxable portion.

For fixed income phase payments in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total dollar amount of the expected payments as defined in Tax Code section 72(c). The entire annuity payment will be taxable once the recipient has recovered the investment in the contract.

For variable income phase payments, an equation is used to establish a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The entire payment will be taxable once the recipient has recovered the investment in the contract.

All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same contract holder during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

403(b) Plans. All distributions from these plans are taxed as received unless either of the following is true:

> The distribution is rolled over to another plan of the same type or to a traditional IRA in accordance with the Tax Code; or

> You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code.

408(b) IRAs. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

> The distribution is rolled over to another traditional IRA or, if the IRA contains only amounts previously rolled over from a 401(a), 401(k) or 403(b) plan, the distribution is transferred to another plan of the same type; or

> You made after-tax contributions to the plan. In this case the distribution will be taxed according to rules detailed in the Tax Code.

408A Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

> Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

> Made after you attain age 59-1/2, die, become disabled as defined in the Tax Code or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

Taxation of Death Benefit Proceeds. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% Penalty Tax


Under certain circumstances the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a nonqualified contract or from a contract used with a 403(b), 408(b) or 408A arrangement.

Nonqualified Contracts. The 10% penalty tax applies to the taxable portion of a distribution from a nonqualified annuity unless certain exceptions apply, including one or more of the following:

(a)  You have attained age 59-1/2;
(b)  You have become disabled as defined in the Tax Code;
(c)  You have died;

(d) The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary; or
(e) The distribution is allocable to investment in the contract before August 14, 1982.

403(b) Plans. The 10% penalty tax applies to the taxable portion of a distribution from a 403(b) plan, unless certain exceptions apply, including one or more of the following:

(a)  You have attained age 59-1/2;
(b)  You have become disabled as defined in the Tax Code;
(c)  You have died;
(d)  You have separated from service with the plan sponsor at or after age 55;
(e) The distribution is rolled over into another plan of the same type or to an IRA in accordance with the Tax Code;
(f) You have separated from service with the plan sponsor and the distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary; or
(g) The distribution is equal to unreimbursed medical expenses that qualify for deduction as specified in the Tax Code.

408(b) and 408A IRAs. In general, except for (d), the exceptions for 403(b) plans also apply to distributions from an IRA, including a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The penalty tax is also waived on a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals or used for a qualified first-time home purchase or for higher education expenses.

Withholding for Federal Income Tax Liability

Any distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

Nonqualified Contracts. Generally, you or a beneficiary may elect not to have tax withheld from distributions.

403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, withholding will not be required if you elect a direct rollover of the distributions or in the case of certain distributions described in the Tax Code.

408(b) and 408A IRAs. Generally, you or a beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to either nonqualified contracts or Roth IRA contracts, except with regard to death benefits. These rules may dictate one or more of the following:


>    Start date for distributions;

> The time period in which all amounts in your account(s) must be distributed; or

>    Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, whichever occurs later, unless:

> You are a 5% owner or the contract is an IRA, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70-1/2; or

> Under 403(b) plans, if the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Time Period. We must pay out distributions from the contract over one of the following time periods:

>    Over your life or the joint lives of you and your beneficiary; or

> Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

50% Excise Tax

If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefit Proceeds
(403(b) Plans and 408(b) and 408A IRAs)

The following applies to 403(b), 408(b) and 408A arrangements. Different distribution requirements apply if your death occurs:

>    After you begin receiving minimum distributions under the contract; or

>    Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, depending upon:

> Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary; or

>    Whether life expectancy was recalculated.

The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2000, your entire balance must be distributed to the beneficiary by December 31, 2005. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made over either of the following time-frames:

>    Over the life of the beneficiary; or

>    Over a period not extending beyond the life expectancy of the beneficiary.

Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, distributions must begin on or before the later of the following:

>    December 31 of the calendar year following the calendar year of your death;
     or

>    December 31 of the calendar year in which you would have attained age
     70-1/2.

Special Rule for IRA Spousal Beneficiaries. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA and defer taking a distribution until his or her age 70-1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account or fails to take a distribution within the required time period.

Minimum Distribution of Death Benefit Proceeds
(Nonqualified Contracts)

Death of the Contract Holder. The following requirements apply to nonqualified contracts at your death. Different distribution requirements apply if your death occurs:

>    After you begin receiving income phase payments under the contract; or

>    Before you begin receiving such distributions.

If your death occurs after you begin receiving income phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving income phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2000, your entire balance must be distributed by August 31, 2005. However, if distributions begin within one year of your death, then payments may be made over one of the following time-frames:

>    Over the life of the beneficiary; or

>    Over a period not extending beyond the life expectancy of the beneficiary.

Spousal Beneficiaries. If the beneficiary is your spouse, the account may be continued with the surviving spouse as the new contract holder.

Death of Annuitant. If the contract holder is a non-natural person and the annuitant dies, the same rules apply as outlined above for death of a contract holder. If the contract holder is a natural person but not the annuitant and the annuitant dies, the beneficiary must elect an income phase payment option within 60 days of the date of death, or any gain under the contract will be includible in the beneficiary's income in the year the annuitant dies.

RULES SPECIFIC TO CERTAIN PLANS

403(b) Plans

Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p) or to the Company as collateral for a loan.

Exclusions from Gross Income. In order to be excludable from gross income, total annual contributions made by you and your employer to a 403(b) plan cannot exceed the lesser of the following limits set by the Tax Code:

> The first limit, under Tax Code section 415, is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457;

> The second limit, which is the exclusion allowance under Tax Code section 403(b), is usually calculated according to a formula that takes into account your length of employment, any pretax contributions you and your employer have already made under the plan and any pretax contributions to certain other retirement plans; or

> An additional limit specifically limits your salary reduction contributions to generally no more than $10,000 annually (subject to indexing). Your own limit may be higher or lower, depending upon certain conditions.

The first two limits apply to your contributions as well as to any contributions made by your employer on your behalf.

Purchase payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

Restrictions on Distributions. Tax Code section 403(b)(11) restricts the distribution under Tax Code section 403(b) contracts of:


(1)  Salary reduction contributions made after December 31, 1988;
(2)  Earnings on those contributions; and
(3)  Earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 59-1/2, separation from service, disability or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.


408(b) and 408A IRAs

Tax Code section 408(b) permits eligible individuals to contribute to a traditional IRA on a pre-tax (deductible) basis. Employers may establish Simplified Employee Pension (SEP) plans and contribute to a traditional IRA owned by the employee. Tax Code section 408A permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.

Assignment or Transfer of Contracts. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce.

Eligibility. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA or to roll over or transfer from a traditional IRA to a Roth IRA depends upon your adjusted gross income.

Rollovers and Transfers. Rollovers and direct transfers are permitted from a 401, 403(a) or a 403(b) arrangement to a traditional IRA. Distributions from these arrangements are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from a traditional IRA, subject to ordinary income tax, or from another Roth IRA.

TAXATION OF NONQUALIFIED CONTRACTS

In General. Tax Code section 72 governs taxation of annuities in general. Under a nonqualified contract if you are a natural person you generally are not taxed on increases in the account value until distribution occurs by withdrawing all or part of such account value. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Holders of a Nonqualified Contract. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the surrender value, adjusted for purchase payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax. When the contract holder is not a natural person, a change in annuitant is treated as the death of the contract holder.

Transfers, Assignments or Exchanges of a Nonqualified Contract. A transfer of ownership of a nonqualified contract, the designation of an annuitant, payee or other beneficiary who is not also the contract holder, the selection of certain annuity dates or the exchange of a contract may result in certain tax consequences. The assignment, pledge or agreement to assign or pledge any portion of the account value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company" but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

Other Topics
--------------------------------------------------------------------------------

The Company

We issue the contract described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of Aetna Inc. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:


     151 Farmington Avenue
     Hartford, Connecticut 06156


Variable Annuity Account B

We established Variable Annuity Account B (the separate account) in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

Contract Distribution

We serve as the principal underwriter for the securities sold by this prospectus. We are registered as a broker-dealer with the SEC and a member of the National Association of Securities Dealers, Inc. (NASD).

As principal underwriter we will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contract described in this prospectus. We may also enter into these arrangements with banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions. In this prospectus we refer to the registered broker-dealers and the banks described above as "distributors." We and one or more of our affiliates may also sell the contract directly. All individuals offering and selling the contract must be registered representatives of a broker-dealer, or employees of a bank exempt from registration under the Securities Exchange Act of 1934, and must be licensed as insurance agents to sell variable annuity contracts.

Occasionally we may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions or administrative services. We will reimburse such entities for expenses related to and may pay fees to such entities in return for these services.

We may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

We may also contract with independent third party broker-dealers who will act as wholesalers by assisting us in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions for the Company and the distributors and may provide certain administrative services in connection with the contract. We may pay such wholesalers compensation based on payments to contracts purchased through distributors that they select.

We may also designate third parties to provide services in connection with the contracts such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties will also receive payments for their services based on purchase payments, to the extent such payments are allowed by applicable securities laws. We will pay all costs and expenses related to these services.

Payment of Commissions

We pay distributors and their registered representatives who sell the contract commissions and service fees. Distributors will be paid commissions up to an amount currently equal to 7% of purchase payments or as a combination of a certain percentage of purchase payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement commission payments may exceed 7% of purchase payments over the life of the contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time.

We pay these commissions, fees and related distribution expenses out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

> On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

> During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

>    Standardized average annual total returns; and

>    Non-standardized average annual total returns.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

We may also advertise ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, you may request a Statement of Additional Information
(SAI) by calling us at the number listed in "Contract Overview--Questions:
Contacting the Company."

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Home Office. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

Legal Matters and Proceedings

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company

In recent years, several life insurance and annuity companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A purported class action complaint was filed in the Circuit Court of Lauderdale County, Alabama on March 28, 2000, by Loretta Shaner against the Company (the "Shaner Complaint"). The Shaner Complaint seeks unspecified compensatory damages from the Company and unnamed affiliates of the Company. The Shaner Complaint claims that the Company's sale of deferred annuity products for use as investments in tax-deferred contibutory retirement plans (e.g., IRAs) is improper. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

Contents of the Statement of Additional Information
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.


General Information and History ....................................   2

Variable Annuity Account B .........................................   2

Offering and Purchase of Contracts ..................................   3

Performance Data ...................................................   3

  General ..........................................................   3

  Average Annual Total Return Quotations ...........................   4

Income Phase Payments ..............................................   7

Sales Material and Advertising .....................................   8

Independent Auditors ...............................................   9

Financial Statements of the Separate Account ....................... S-1

Financial Statements of Aetna Life Insurance and Annuity Company and
Subsidiaries ....................................................... F-1


You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

                                   Appendix I
                            ALIAC Guaranteed Account
--------------------------------------------------------------------------------

The ALIAC Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This appendix is only a summary of certain facts about the Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

> The interest rate(s) we will apply to amounts invested in the Guaranteed Account.
     We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

> The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s).
     You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. The interest rate guarantees are based on the Company's claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or the Company to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

> Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus;

>    Tax penalties and/or tax withholding--see "Taxation;"

>    Early withdrawal charge--see "Fees;" or

>    Maintenance fee--see "Fees."

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:


>    Transfers due to participation in the dollar cost averaging program;

> Withdrawals taken due to your election of SWO or ECO (described in "Systematic Distribution Options"), if available;

> Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

> Withdrawals due to your exercise of the right to cancel your contract (described in "Right to Cancel").

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn proportionally from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within a Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term,
(b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59-1/2, tax penalties may apply.

If no direction is received from you at our Home Office by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) are not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinvesting Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinvested in the Guaranteed Account, we apply the reinvested amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinvestment will apply. We reinvest amounts proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. The Company is the principal underwriter of the contract. The Company is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. From time to time the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

                                   Appendix II
                                  Fixed Account
--------------------------------------------------------------------------------

General Disclosure.

> The Fixed Account is an investment option available during the accumulation phase under the contract.

> Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

> Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

> Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

> Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

>    Additional information about this option may be found in the contract.

Interest Rates.

> The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Interest rate guarantees are based on the Company's claims-paying ability.

> Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Dollar Cost Averaging. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to 6 months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

Transfers. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Home Office at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

                                  Appendix III
                         Description of Underlying Funds
--------------------------------------------------------------------------------

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

Aetna Balanced VP, Inc.

Investment Objective

Seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.

Policies

Under normal market conditions, allocates assets among the following asset classes: equities such as common and preferred stocks; and debt, such as bonds, mortgage-related and other asset-backed securities, U.S. Government securities, and money market instruments. Typically maintains approximately 60% of total assets in equities and 40% of total assets in debt (including money market instruments), although those percentages may vary from time to time.

Risks

Principal risks are those generally attributable to stock and bond investing. The success of the fund's strategy depends on the investment adviser's skill in allocating fund assets between equities and debt and in choosing investments within those categories. Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Income Shares d/b/a Aetna Bond VP

Investment Objective

Seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Policies

Under normal market conditions, invests at least 65% of total assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. High-grade securities are rated at least A by Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's), or if unrated, considered by the investment adviser to be of comparable quality. May also invest up to 15% of total assets in high-yield bonds, and up to 25% of total assets in foreign debt securities.

Risks

Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more


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sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Fund d/b/a Aetna Growth and Income VP

Investment Objective

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Policies

Under normal market conditions, invests at least 65% of total assets in common stocks that the investment adviser believes have significant potential for capital appreciation or income growth. Tends to emphasize stocks of larger companies. Also invests assets across other asset classes (including stocks of small and medium-sized companies, international stock, real estate securities and fixed income securities). May invest principally in common stocks having significant potential for capital appreciation, or may purchase common stocks principally for their income potential through dividends and option writing, or may acquire securities having a mix of these characteristics.

Risks

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Although the investment adviser emphasizes large cap stocks, to the extent the Fund is diversified across asset classes, it may not perform as well as less diversified funds when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Encore Fund d/b/a Aetna Money Market VP

Investment Objective

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

Policies

Invests only in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, commercial paper, asset-backed securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the investment adviser to be of comparable quality. Maintains a dollar-weighted average portfolio maturity of 90 days or less.

Risks

It is possible to lose money by investing in the fund. There is no guaranty the fund will achieve its investment objective. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


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A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and therefore the value and yield of the fund's shares.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Growth VP

Investment Objective

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

Policies

Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. Tends to emphasize stocks of larger companies, although may invest in companies of any size. Uses internally developed quantitative computer models to evaluate the financial characteristics of approximately 1,000 companies. The investment adviser analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates, but whose full value is not reflected in the stock price. Focuses on companies that the investment adviser believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

Risks

Principal risks are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP

Investment Objective

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.

Policies

Invests at least 80% of net assets in stocks included in the S&P 500 (other than Aetna Inc. common stock). The investment adviser attempts to achieve the objective by overweighting those stocks in the S&P 500 that the investment adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the investment adviser believes will underperform the index. In determining stock weightings, uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the fund's portfolio generally includes approximately 400 of the stocks included in the S&P 500. Although the fund will not hold all the stocks in the S&P 500, the investment adviser expects that there will be a close correlation between the performance of the fund and that of the S&P 500 in both rising and falling markets.

Risks

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the fund's strategy depends significantly on the investment adviser's skill in determining which securities to overweight, underweight or avoid altogether.

Investment Adviser: Aeltus Investment Management, Inc.


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Aetna Variable Portfolios, Inc.--Aetna International VP

Investment Objective

Seeks long-term capital growth primarily though investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The fund will not target any given level of current income.

Policies

Under normal market conditions, invests at least 65% of total assets in securities principally traded in three or more countries outside of the United States. These securities may include common stocks as well as securities convertible into common stock. Diversifies the fund by investing in a mix of stocks that the investment adviser believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value. Allocates assets among several geographic regions and individual countries, investing primarily in those areas that the investment adviser believes have the greatest potential for growth as well as stable exchange rates. Invests primarily in established foreign securities markets, although may invest in emerging markets as well. Uses internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies in an attempt to select companies with long-term sustainable growth characteristics. Employs currency hedging strategies to protect from adverse effects on the U.S. dollar.

Risks

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable. Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP

Investment Objective

Seeks maximum total return primarily through investment in a diversified portfolio of equity securities of real estate companies, the majority of which are real estate investment trusts (REITs).

Policies

Under normal market conditions, invests at least 65% of total assets in stocks, convertible securities and preferred stocks of companies principally engaged in the real estate industry. These companies may invest in, among other things, shopping malls, healthcare facilities, office parks and apartment communities, or may provide real estate management and development services. In selecting investments, uses internally developed quantitative models to forecast the returns of each security. Evaluates real estate companies based on their earnings history and long-term growth prospects, analyst estimates of future earnings, safety and growth in dividends, balance sheet strength and quality of management. The investment adviser also considers whether the securities appear to be trading below their real value. Allocates assets among property types and economic and geographic regions. Attempts to construct the fund's portfolio so that the overall level of risk is not in excess of its benchmark index, the National Association of Real Estate Investment Trusts Equity (NAREIT) Index.

Risks

Concentrating in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; adverse developments in the real estate industry, which may have a greater


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impact on this fund than on a fund that is more broadly diversified. Performance also may be adversely affected by sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.
Although the fund is subject to the risks generally attributable to stock investing, because the fund has concentrated its assets in one industry it may be subject to more abrupt swings in value than would a fund that does not concentrate its assets in one industry.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Small Company VP

Investment Objective

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

Policies

Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as: the 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization); all companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index; and companies with market capitalizations lower than any companies included in the first two categories. For purposes of the 65% policy, the largest company in this group in which the fund intends to invest currently has a market capitalization of approximately $1.5 billion. Invests in stocks that the investment adviser believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value. Uses internally developed quantitative computer models to evaluate financial characteristics of over 2,000 companies in an attempt to identify companies whose perceived value is not reflected in the stock price. Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

Risks

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in small cap stocks are substantially less than of stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid. When selling a large quantity of a particular stock, the fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Technology VP

Investment Objective

Seeks long-term capital appreciation.

Policies

Primarily invests in common stocks and securities convertible into common stock of companies in the information technology industry sector. These companies include companies that the subadviser considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. A particular company will be considered to be principally engaged in the information technology industries if, at the time of investment, the investment adviser determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged if the subadviser considers that the


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company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries. In selecting stocks, the subadviser looks at a company's valuation relative to its potential long-term growth rate. May look to see whether a company offers a new or improved product, service or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. May sell a security if the subadviser determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if the subadviser believes that another investment offers a better opportunity.

Risks

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Because the fund's investments are concentrated in the information technology industries, the Fund may be subject to more abrupt swings in value than a fund which invests in a broader range of industries. Investments in information technology companies may be highly volatile. The fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

Investment Adviser: Aeltus Investment Management, Inc.; Subadviser: Elijah Asset Management, LLC

AIM V.I. Capital Appreciation Fund

Investment Objective

Seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.

Policies

The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes. The fund may also invest up to 20% of its total assets in foreign securities.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks

The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

Investment Adviser: A I M Advisors, Inc.


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AIM V.I. Growth Fund

Investment Objective

Seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.

Policies

The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes. The fund may also invest up to 20% of its total assets in foreign securities.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks

The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The fund may participate in the initial public offering (IPO) market. Because of the fund's small asset base any investment the fund may make in IPOs may significantly increase the fund's total returns. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the fund's total returns.

Investment Adviser: A I M Advisors, Inc.

AIM V.I. Growth and Income Fund

Investment Objective

Seeks growth of capital with a secondary objective of current income.

Policies

The fund seeks to meet these objectives by investing at least 65% of its net assets in income-producing securities, including dividend-paying common stocks and convertible securities. The portfolio managers purchase securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that they believe have the potential for above-average growth in earnings and dividends. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential or the capacity to generate income. The fund may also invest up to 20% of its total assets in foreign securities.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks

The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

Investment Adviser: A I M Advisors, Inc.


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AIM V.I. Value Fund

Investment Objective

Seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment adviser to be undervalued relative to the investment adviser's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

Policies

The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities.

The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks

The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Investment Adviser: A I M Advisors, Inc.

Fidelity Variable Insurance Products Fund--Equity Income Portfolio

Investment Objective

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

Policies

Normally invests at least 65% of total assets in income-producing equity securities. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both foreign and domestic issuers. Emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, or other factors that affect security values.

Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate


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changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks may not ever realize their full value.

Investment Adviser: Fidelity Management & Research Company

Fidelity Variable Insurance Products Fund--Growth Portfolio

Investment Objective

Seeks capital appreciation.

Policies

Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential. Companies with high growth potential tend to be companies with higher than average price/ earning (P/E) ratios and are often called "growth" stocks. May invest in securities of both foreign and domestic issuers. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, or other factors that affect security values.

Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. "Growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Investment Adviser: Fidelity Management & Research Company

Fidelity Variable Insurance Products Fund--High Income Portfolio

Investment Objective

Seeks a high level of current income while also considering growth of capital.

Policies

Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. May also invest in non-income producing securities, including defaulted securities and common stocks. Currently intends to limit common stocks to 10% of total assets. May invest in securities of both foreign and domestic issuers. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, interest rates or other factors that affect security values.

Risks

Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Foreign investments, especially those in emerging markets, can be more volatile and potentially less


                                                                              73
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liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Investment Adviser: Fidelity Management & Research Company; Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research Far East Inc.; Fidelity Investments Japan Limited

Fidelity Variable Insurance Products Fund II--Contrafund[RegTM] Portfolio

Investment Objective

Seeks long-term capital appreciation.

Policies

Normally invests primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public. May invest in securities of both foreign and domestic issuers. May tend to buy "growth" stocks or "value" stocks, or a combination of both types. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, interest rates or other factors that affect security values.

Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. "Growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks may not ever realize their full value.

Investment Adviser: Fidelity Management & Research Company; Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research Far East Inc.; Fidelity Investments Japan Limited

Janus Aspen Series--Aggressive Growth Portfolio

Investment Objective

Seeks long-term growth of capital.

Policies

A nondiversified portfolio that invests primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the Standard and Poor's (S&P) MidCap 400 Index. The market capitalizations within the Index will vary, but as of December 31, 1999, they ranged from approximately $170 million to $37 billion. May at times hold substantial positions in cash or similar investments.

Risks

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. In addition, a nondiversified portfolio has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value of a nondiversified portfolio, its share price can be expected to fluctuate more than a


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diversified portfolio. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series-Balanced Portfolio

Investment Objective

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Policies

Normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. Will normally invest at least 25% of its assets in fixed-income securities. Assets may shift between the growth and income components of the Portfolio based on the portfolio manager's analysis of relevant market, financial and economic conditions. May at times hold substantial positions in cash or similar investments.

Risks

Because the Portfolio may invest a significant portion of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. The income component of the Portfolio's holdings includes fixed-income securities which generally will decrease in value when interest rates rise. Another risk associated with fixed-income securities is the risk that an issuer of a bond will be unable to make principal and interest payments when due (i.e. credit risk). Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more susceptible to credit risk. They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Growth Portfolio

Investment Objective

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Policies

Generally invests primarily in common stocks of larger, more established companies selected for their growth potential, although it can invest in companies of any size. May at times hold substantial positions in cash or similar investments.

Risks

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of


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investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Worldwide Growth Portfolio

Investment Objective

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Policies

Invests primarily in common stocks of companies of any size throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. May hold substantial positions in cash or similar investments.

Risks

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

MFS Total Return Series

Investment Objective

Seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide a reasonable opportunity for growth of capital and income.

Policies

Under normal market conditions, invests at least 40%, but no more than 75%, of net assets in common stocks and related securities (referred to as equity securities); bonds, warrants or rights convertible into stock; and depositary receipts for those securities. Invests at least 25% of net assets in non-convertible fixed income securities. May vary the percentage of assets invested in any one type of security (within the limits described above). May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities. Generally, seeks to purchase equity securities that the investment adviser believes are undervalued in the market relative to their long-term potential focusing on companies with relatively large market capitalization (i.e., market capitalizations of $5 billion or more). Fixed income securities include U.S. government securities, mortgage-backed and asset-backed securities, and corporate bonds. The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.


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Risks

In allocating investments, the series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. The value of securities held by the series may decline due to changing economic, political or market conditions, or disappointing earnings results. If anticipated events do not occur or are delayed, or if investor perceptions about undervalued securities do not improve, the market price of these securities may not rise or may fall. Fixed income securities are subject to interest rate risk (the risk that when interest rates rise, the prices of fixed income securities will generally fall) and credit risk (the risk that the issuer of a fixed income security will not be able to pay principal and interest when due). Securities with longer maturities are affected more by interest rate risk. Investing in foreign securities involves risks relating to political social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers are subject. Fixed income securities traded in the over-the-counter market may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance. Frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

Investment Adviser: Massachusetts Financial Services Company

[Mitchell Hutchins Series Trust Growth and Income Portfolio (Class I shares)

Investment Objective

Has an investment objective of current income and capital growth.

Policies

Invests primarily in dividend-paying stocks of companies that its investment adviser believes have potential for rapid earnings growth. Also invests, to a lesser extent, in bonds when the investment adviser believes those investments offer opportunities for capital appreciation because interest rates may fall or credit factors or ratings affecting particular issuers may improve. May invest in securities of foreign issuers that are denominated in U.S. dollars and traded in U.S. markets. In selecting stocks for the fund, the adviser uses its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. The adviser then applies fundamental analysis to select specific stocks from among those in the top 20% identified by the model.

Risks

The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. The fund could lose all of its investment in a company's stock. The Fund is subject, to a lesser extent, to interest rate risk, which means that the value of the fund's bond investments generally will fall when interest rates rise. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a greater effect on the value of those bonds than on lower quality bonds. An investment in the fund also presents credit risk. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. When securities are denominated in foreign currencies, they also are subject to currency risk. (i.e., the risk that the value of a foreign currency in which one or more of a fund's investments are denominated will fall in relation to the U.S. dollar).

Investment Adviser: Mitchell Hutchins Asset Management Inc.]


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[Mitchell Hutchins Series Trust Small Cap Portfolio (Class I shares)

Investment Objective

Has an investment objective of long-term capital appreciation.

Policies

Invests primarily in stocks of small capitalization ("small cap") companies, which are defined as companies that have market capitalizations of up to $1 billion at the time of purchase. May invest, to a lesser extent, in stocks of larger companies, preferred stocks, and bonds, including convertible securities. Invests in bonds when its investment adviser believes those investments offer opportunities for capital appreciation because interest rates may fall or credit factors or ratings affecting particular issuers may improve. May invest in securities of foreign issuers that are denominated in U.S. dollars and traded in U.S. markets. In selecting stocks for the fund, the adviser uses its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. The adviser then applies fundamental analysis to select specific stocks from among those of small cap companies identified by the model.

Risks

The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. The fund may lose a substantial part, or even all, of its investment in a company's stock. Securities of small cap companies generally involve greater risk than securities of larger companies because small cap companies may be more vulnerable to adverse business or economic developments. Small cap companies also may have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of small cap companies may be less liquid and more volatile than securities of larger companies or the market averages in general. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a greater effect on the value of those bonds than on lower quality bonds. An investment in the fund also presents credit risk. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. When securities are denominated in foreign currencies, they also are subject to currency risk. (i.e., the risk that the value of a foreign currency in which one or more of a fund's investments are denominated will fall in relation to the U.S. dollar).

Investment Adviser: Mitchell Hutchins Asset Management Inc.]

[Mitchell Hutchins Series Trust Tactical Allocation Portfolio (Class I shares)

Investment Objective

Has an investment objective of total return, consisting of long-term capital appreciation and current income.

Policies

Allocates its assets between a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days. The investment adviser reallocates assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month. The Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a


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potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.
If the Model recommends a stock allocation of less than 100%, it also recommends a fixed income allocation for the remainder of the fund's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills. When the Model recommends a more than 50% fixed income allocation, the fund must invest in other high quality bonds or money market instruments to the extent needed to limit the fund's investments in U.S. Treasury obligations to no more than 55% of its assets. This limit is imposed by Internal Revenue Code diversification requirements for segregated asset accounts used to fund variable annuity or variable life contracts.

Risks

The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. The fund may lose a substantial part, or even all, of its investment in a company's stock. The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a greater effect on the value of those bonds than on lower quality bonds. In addition, the adviser may not be successful in choosing the best allocation among market sectors. A fund that allocates its assets among market sectors is more dependent on the adviser's ability to successfully assess the relative values in each sector than are funds that do not do so. The adviser's Tactical Allocation Model may not correctly predict the times to shift the fund's assets from one type of investment to another.

Investment Adviser: Mitchell Hutchins Asset Management Inc.]


Oppenheimer Aggressive Growth Fund/VA

Investment Objective

Seeks to achieve long-term capital appreciation by investing in "growth-type" companies.

Policies

The Fund invests mainly in equity securities, such as common stocks, and can invest in other securities, such as preferred stocks and convertible securities. The Fund emphasizes investments in companies that the Manager believes have significant growth potential. Growth companies can include established companies entering a growth cycle in their business, as well as newer companies. The Fund can invest in securities of issuers of all market capitalizations, but currently focuses on companies with market capitalizations of "mid-cap" issuers (currently those issuers between $2.5 and $11.5 billion). The Fund can invest in domestic and foreign companies, although most of its investments are in stocks of U.S. companies.

Risks

The fund's investments in stocks are subject to changes in their value from a number of factors. They include stock market movements and events affecting particular industries. Stocks of growth companies may provide greater opportunities for capital appreciation, but may be more volatile than other stocks. The Fund invests mainly in small and medium-size companies, which tend to have more volatile stock prices than large companies.

Investment Adviser: OppenheimerFunds, Inc.


Oppenheimer Global Securities Fund/VA

Investment Objective

Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations which are considered to have appreciation possibilities.


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Policies

Invests mainly in common stocks and can also buy other equity securities, including preferred stocks and convertible securities. The fund buys securities of issuers in the U.S. and foreign countries. The fund can invest without limit in any country, including countries with developed or emerging markets, but currently emphasizes investments in developed markets. The fund will normally invest in at least three countries (one of which may be the United States). In selecting securities for the fund, the fund's portfolio manager looks primarily for foreign and U.S. companies with high growth potential, using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

Risks

Stocks fluctuate in price, and their short-term volatility at times may be great. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, changes in governmental economic or monetary policy in the U.S. or abroad or other political and economic factors. The fund can use derivatives to seek increased returns or to try to hedge investment risks. If the issuer of the derivative does not pay the amount due, the fund can lose money on the investment.

Investment Adviser: OppenheimerFunds, Inc.


Oppenheimer Main Street Growth & Income Fund/VA

Investment Objective

Seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Policies

Invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and convertible securities. Although the fund can invest in securities of issuers of all market capitalization ranges, it currently focuses on companies with large capitalizations. While the fund can buy foreign securities and debt securities such as bonds and notes, currently it does not emphasize those investments. The fund can also use hedging instruments and certain derivative investments to try to manage investment risks.

Risks

The fund's investments in stocks and bonds are subject to changes in their value from a number of factors. They include changes in general stock and bond market movements, or the change in value of particular stocks or bonds because of an event affecting the issuer. Changes in interest rates can also affect stock and bond prices. Because the Fund currently focuses its investments in stocks of U.S. issuers, it will be affected primarily by changes in the U.S. Stock Market.

Investment Adviser: OppenheimerFunds, Inc.


Oppenheimer Strategic Bond Fund/VA

Investment Objective

Seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.

Policies

Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities, and lower-rated high-yield securities of U.S. and foreign companies. Under normal market conditions, the fund invests in each of those three market sectors. However, the fund is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time. The fund can invest up to 100% of its assets in any one sector at any time, if the manager believes that in doing so the fund can achieve its objective without undue risk. The fund can invest in securities having short, medium or long-term maturities and may invest without limit in lower-grade high-yield debt obligations also called "junk bonds." The fund's foreign



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investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The fund can also use hedging instruments and certain derivative investments to try to enhance income or try to manage investment risks.


Risks

The fund's investments in debt securities are subject to changes in their value from a number of factors. They include changes in general bond market movements in the U.S. and abroad, or the change in value of particular bonds because of an event affecting the issuer. The fund can focus significant amounts of its investments in foreign debt securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries. These risks are heightened in the case of emerging market debt securities. Changes in interest rates can also affect securities prices.

Investment Adviser: OppenheimerFunds, Inc.


Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio (formerly known as PPI MFS Value Equity Portfolio)

Investment Objective

Seeks capital appreciation.

Policies

Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. Investments may include securities traded in the over-the-counter markets.

May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.


Risks

Investment in the portfolio is subject to the following risks:
o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.
o Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.
o Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
o Currency Risk: Exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
o Interest Rate Risk: Investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of debt securities held by the portfolio will decline.



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o    Credit Risk: Investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities are more likely to have difficulty making timely payments of interest or principal.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio

Investment Objective

Seeks long-term growth of capital.

Policies

Invests primarily (at least 80% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies believed to be either early in their life cycle but which have the potential to become major enterprises, or major enterprises whose rates of earnings growth are expected to accelerate. Investments may include securities traded in the over-the-counter markets.

May also invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

Risks

Investment in the portfolio is subject to the following risks:
o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
o Emerging Growth Risk: The portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.

o Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.
o Foreign Markets Risk: Investment in foreign securities involves risks related to political, social and economic developments abroad. These risks result from differences between the regulations to which U.S. and foreign issuers and Markets are subject.
o Currency Risk: Exposure to foreign currencies may cause the value of the portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio

Investment Objective

Seeks long-term growth of capital and future income.

Policies

Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. May invest in companies of any size. Investments may also include securities traded on securities exchanges or in the over-the-counter markets.

May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.



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Risks

Investment in the portfolio is subject to the following risks:
o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.
o Over-the-Counter Risk: Equity securities that are traded over-the-counter may be more volatile than exchange-listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.
o Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
o Currency Risk: Exposure to foreign currencies may cause the value of the portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio

Investment Objective

Seeks long-term growth of capital.

Policies

Invests primarily (at least 65% of total assets) in the equity securities of foreign companies believed to have high growth potential. Normally invests in securities of at least three different countries other than the U.S. Will invest in securities in both developed and developing markets. Seeks to invest in those companies believed to be best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly developing business franchises, strong financial positions, and high quality management capable of defining and implementing strategies to take advantage of local, regional or global markets.

Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.

Risks

Investment in the portfolio is subject to the following risks:
o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
o Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
o Currency Risk: Exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
o Emerging Growth Risk: The portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.
o Interest Rate Risk: Investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of debt securities held by the portfolio will decline.
o Credit Risk: Investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities are more likely to have difficulty making timely payments of interest or principal.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Scudder Kemper Investments, Inc.

                                   Appendix IV
                         Condensed Financial Information
--------------------------------------------------------------------------------

    (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.

                                                                 0.95% Total Charges
                                                                 -------------------
                                                                 1999           1998
                                                                 ----           ----
AETNA BALANCED VP, INC.
Value at beginning of period                                     $10.337       $9.555(1)
Value at end of period                                           $11.632      $10.337
Number of accumulation units outstanding at end of period        417,961        5,235
AETNA BOND VP
Value at beginning of period                                     $10.319      $10.157(3)
Value at end of period                                           $10.145      $10.319
Number of accumulation units outstanding at end of period        708,744       16,582
AETNA GROWTH VP
Value at beginning of period                                     $10.489       $8.387(3)
Value at end of period                                           $14.022      $10.489
Number of accumulation units outstanding at end of period        453,570        8,460
AETNA GROWTH AND INCOME VP
Value at beginning of period                                      $9.886       $7.862(3)
Value at end of period                                           $11.498       $9.886
Number of accumulation units outstanding at end of period      1,093,630      125,488
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                     $10.716       $8.469(3)
Value at end of period                                           $13.193      $10.716
Number of accumulation units outstanding at end of period      2,135,759       31,054
AETNA INTERNATIONAL VP
Value at beginning of period                                      $9.149       $8.583(1)
Value at end of period                                           $13.715       $9.149
Number of accumulation units outstanding at end of period         75,017          587
AETNA MONEY MARKET VP
Value at beginning of period                                     $10.199      $10.122(3)
Value at end of period                                           $10.615      $10.199
Number of accumulation units outstanding at end of period      2,174,383      103,626
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                      $8.903       $8.690(1)
Value at end of period                                            $8.446       $8.903
Number of accumulation units outstanding at end of period         36,876       10,325
AETNA SMALL COMPANY VP
Value at beginning of period                                      $9.357       $8.799(1)
Value at end of period                                           $12.128       $9.357
Number of accumulation units outstanding at end of period        163,679       13,538
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                     $10.245       $7.522(3)
Value at end of period                                           $14.675      $10.245
Number of accumulation units outstanding at end of period        190,831       10,913
AIM V.I. GROWTH FUND
Value at beginning of period                                     $10.779       $7.856(3)
Value at end of period                                           $14.438      $10.779
Number of accumulation units outstanding at end of period        300,327       11,163
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                     $10.663       $7.948(3)
Value at end of period                                           $14.179      $10.663
Number of accumulation units outstanding at end of period        370,289        3,666

                                                                 1.25% Total Charges         1.40% Total Charges
                                                                 -------------------         -------------------
                                                                 1999           1998         1999          1998
                                                                 ----           ----         ----          ----
AETNA BALANCED VP, INC.
Value at beginning of period                                     $10.323       $9.276(2)    $10.316       $9.581(1)
Value at end of period                                           $11.581      $10.323       $11.555      $10.316
Number of accumulation units outstanding at end of period        403,187       17,681       237,246        9,447
AETNA BOND VP
Value at beginning of period                                     $10.305      $10.119(3)    $10.298      $10.188(1)
Value at end of period                                           $10.101      $10.305       $10.078      $10.298
Number of accumulation units outstanding at end of period        806,343       30,949       300,240        3,930
AETNA GROWTH VP
Value at beginning of period                                     $10.475       $8.359(3)    $10.468       $8.899(1)
Value at end of period                                           $13.961      $10.475       $13.930      $10.468
Number of accumulation units outstanding at end of period        536,727        8,297       114,036        2,298
AETNA GROWTH AND INCOME VP
Value at beginning of period                                      $9.872       $7.672(3)     $9.866       $8.961(1)
Value at end of period                                           $11.447       $9.872       $11.422       $9.866
Number of accumulation units outstanding at end of period      1,317,642       55,707       407,605       47,020
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                     $10.702       $8.964(2)    $10.694       $9.134(3)
Value at end of period                                           $13.136      $10.702       $13.107      $10.694
Number of accumulation units outstanding at end of period      2,394,661       94,255       926,393        4,957
AETNA INTERNATIONAL VP
Value at beginning of period                                      $9.137       $8.497(1)     $9.131       $8.663(4)
Value at end of period                                           $13.655       $9.137       $13.625       $9.131
Number of accumulation units outstanding at end of period         79,291        4,529        28,091          718
AETNA MONEY MARKET VP
Value at beginning of period                                     $10.186      $10.086(2)    $10.179      $10.120(1)
Value at end of period                                           $10.569      $10.186       $10.546      $10.179
Number of accumulation units outstanding at end of period      1,313,322       44,014       707,569       47,079
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                      $8.891       $8.833(1)     $8.885       $8.648(1)
Value at end of period                                            $8.409       $8.891        $8.391       $8.885
Number of accumulation units outstanding at end of period         34,137        2,082         6,188           19
AETNA SMALL COMPANY VP
Value at beginning of period                                      $9.345       $7.219(3)     $9.338       $8.739(4)
Value at end of period                                           $12.074       $9.345       $12.048       $9.338
Number of accumulation units outstanding at end of period        114,138        7,787        39,754          396
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                     $10.231       $7.914(3)    $10.224       $9.078(1)
Value at end of period                                           $14.611      $10.231       $14.579      $10.224
Number of accumulation units outstanding at end of period        317,266       17,420       156,884          857
AIM V.I. GROWTH FUND
Value at beginning of period                                     $10.764       $8.120(3)    $10.757       $9.702(4)
Value at end of period                                           $14.375      $10.764       $14.343      $10.757
Number of accumulation units outstanding at end of period        722,832       14,904       228,578        1,498
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                     $10.649       $8.179(3)    $10.641       $8.830(3)
Value at end of period                                           $14.117      $10.649       $14.086      $10.641
Number of accumulation units outstanding at end of period        938,411        9,968       259,387        7,172

--------------------------------------------------------------------------------

                                                                   0.95% Total Charges
                                                                   -------------------
                                                                   1999              1998
                                                                   ----              ----
AIM V.I. VALUE FUND
Value at beginning of period                                      $10.616           $7.820(3)
Value at end of period                                            $13.659          $10.616
Number of accumulation units outstanding at end of period         895,401           27,668
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $9.911           $8.459(3)
Value at end of period                                            $10.438           $9.911
Number of accumulation units outstanding at end of period         735,175           48,260
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                      $10.265(5)
Value at end of period                                            $12.649
Number of accumulation units outstanding at end of period          84,394
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                       $8.949           $8.626(1)
Value at end of period                                             $9.586           $8.949
Number of accumulation units outstanding at end of period         590,621           40,909
FIDELITY VIP II CONTRAFUND[RegTM] PORTFOLIO
Value at beginning of period                                      $10.535           $8.083(3)
Value at end of period                                            $12.966          $10.535
Number of accumulation units outstanding at end of period       1,126,347           42,196
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $11.042           $7.183(3)
Value at end of period                                            $24.654          $11.042
Number of accumulation units outstanding at end of period       1,018,787           18,318
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $10.945           $9.175(3)
Value at end of period                                            $13.742          $10.945
Number of accumulation units outstanding at end of period       1,721,022          114,603
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                      $10.938           $7.907(3)
Value at end of period                                            $15.599          $10.938
Number of accumulation units outstanding at end of period       1,611,327          138,459
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                       $9.576           $7.245(3)
Value at end of period                                            $15.599           $9.576
Number of accumulation units outstanding at end of period       1,828,183           63,712
MFS TOTAL RETURN SERIES
Value at beginning of period                                      $10.171           $9.712(1)
Value at end of period                                            $10.385          $10.171
Number of accumulation units outstanding at end of period         321,447           11,625
MITCHELL HUTCHINS SERIES TRUST GROWTH AND
 INCOME PORTFOLIO
Value at beginning of period                                       $9.816(7)
Value at end of period                                            $10.960
Number of accumulation units outstanding at end of period          10,141
MITCHELL HUTCHINS SERIES TRUST SMALL CAP
 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
MITCHELL HUTCHINS SERIES TRUST TACTICAL
 ALLOCATION PORTFOLIO
Value at beginning of period                                       $9.451(7)
Value at end of period                                            $10.651
Number of accumulation units outstanding at end of period         101,508
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
Value at beginning of period                                       $9.362           $7.289(3)
Value at end of period                                            $17.027           $9.362
Number of accumulation units outstanding at end of period         102,852              730
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Value at beginning of period                                       $9.080           $6.913(3)
Value at end of period                                            $10.946           $9.080
Number of accumulation units outstanding at end of period         341,458           27,241
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                       $9.823           $9.550(1)
Value at end of period                                            $10.005           $9.823
Number of accumulation units outstanding at end of period         247,095           21,480
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                      $10.193           $9.507(1)
Value at end of period                                            $15.023          $10.193
Number of accumulation units outstanding at end of period         207,410           10,086
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                      $10.371           $7.999(3)
Value at end of period                                            $15.499          $10.371
Number of accumulation units outstanding at end of period         360,244           11,391

                                                                   1.25% Total Charges               1.40% Total Charges
                                                                   -------------------               -------------------
                                                                   1999              1998            1999             1998
                                                                   ----              ----            ----             ----
AIM V.I. VALUE FUND
Value at beginning of period                                      $10.601           $8.093(3)       $10.594          $9.664(4)
Value at end of period                                            $13.599          $10.601          $13.569         $10.594
Number of accumulation units outstanding at end of period       1,538,846           29,486          492,467           9,219
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $9.897           $8.314(3)        $9.891          $9.412(4)
Value at end of period                                            $10.392           $9.897          $10.369          $9.891
Number of accumulation units outstanding at end of period       1,507,320           59,609          471,012           9,907
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                      $10.231(5)                        $10.793(6)
Value at end of period                                            $12.628                           $12.618
Number of accumulation units outstanding at end of period         124,948                            35,352
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                       $8.936           $8.411(1)        $8.930          $8.987(4)
Value at end of period                                             $9.544           $8.936           $9.523          $8.930
Number of accumulation units outstanding at end of period         712,099           19,661          244,927          48,476
FIDELITY VIP II CONTRAFUND[RegTM] PORTFOLIO
Value at beginning of period                                      $10.521           $8.746(2)       $10.514          $8.946(1)
Value at end of period                                            $12.909          $10.521          $12.881         $10.514
Number of accumulation units outstanding at end of period       1,682,680           29,543          604,942           3,861
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $11.027           $6.858(3)       $11.020          $9.497(4)
Value at end of period                                            $24.546          $11.027          $24.492         $11.020
Number of accumulation units outstanding at end of period         994,780           21,356          368,330             944
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $10.930           $8.301(3)       $10.923          $9.275(2)
Value at end of period                                            $13.681          $10.930          $13.651         $10.923
Number of accumulation units outstanding at end of period       2,130,090           27,397          778,170           9,108
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                      $10.923           $7.596(3)       $10.915          $9.157(1)
Value at end of period                                            $15.531          $10.923          $15.497         $10.915
Number of accumulation units outstanding at end of period       2,407,010           35,759          647,596           6,648
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                       $9.563           $8.027(2)        $9.557          $8.519(1)
Value at end of period                                            $15.531           $9.563          $15.497          $9.557
Number of accumulation units outstanding at end of period       2,118,680           39,602          583,969           7,974
MFS TOTAL RETURN SERIES
Value at beginning of period                                      $10.157           $9.772(1)       $10.150          $9.737(1)
Value at end of period                                            $10.339          $10.157          $10.317         $10.150
Number of accumulation units outstanding at end of period         675,246           12,838          307,463          27,534
MITCHELL HUTCHINS SERIES TRUST GROWTH AND
 INCOME PORTFOLIO
Value at beginning of period                                      $10.189(7)                        $10.056(7)
Value at end of period                                            $10.937                           $10.925
Number of accumulation units outstanding at end of period          60,271                             3,629
MITCHELL HUTCHINS SERIES TRUST SMALL CAP
 PORTFOLIO
Value at beginning of period                                      $11.067(8)                         $9.764(6)
Value at end of period                                            $11.828                           $11.816
Number of accumulation units outstanding at end of period          14,182                               404
MITCHELL HUTCHINS SERIES TRUST TACTICAL
 ALLOCATION PORTFOLIO
Value at beginning of period                                       $9.852(7)                         $9.567(9)
Value at end of period                                            $10.629                           $10.618
Number of accumulation units outstanding at end of period         541,487                            49,695
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
Value at beginning of period                                       $9.350           $6.300(3)        $9.343          $8.309(4)
Value at end of period                                            $16.952           $9.350          $16.915          $9.343
Number of accumulation units outstanding at end of period         139,615           12,609           58,765             407
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Value at beginning of period                                       $9.067           $6.647(3)        $9.061          $8.449(1)
Value at end of period                                            $10.898           $9.067          $10.874          $9.061
Number of accumulation units outstanding at end of period         737,210           41,656          255,253           1,468
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                       $9.810           $9.566(3)        $9.803          $9.768(4)
Value at end of period                                             $9.961           $9.810           $9.939          $9.803
Number of accumulation units outstanding at end of period         321,797           13,169          118,824              10
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                      $10.180           $9.302(1)       $10.173          $9.421(4)
Value at end of period                                            $14.957          $10.180          $14.924         $10.173
Number of accumulation units outstanding at end of period         361,089            9,561           99,417             161
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                      $10.357           $6.702(3)       $10.350          $8.599(1)
Value at end of period                                            $15.431          $10.357          $15.397         $10.350
Number of accumulation units outstanding at end of period         421,059           13,509          173,671          12,479

--------------------------------------------------------------------------------

                                                               0.95% Total Charges        1.25% Total Charges
                                                               -------------------        -------------------
                                                               1999          1998         1999          1998
                                                               ----          ----         ----          ----
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                  $10.113       $8.805(1)    $10.099       $9.089(1)
Value at end of period                                        $12.424      $10.113       $12.370      $10.099
Number of accumulation units outstanding at end of period     208,889        4,604       434,221       36,363
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                   $9.248       $8.553(1)     $9.236       $8.395(3)
Value at end of period                                        $14.511       $9.248       $14.448       $9.236
Number of accumulation units outstanding at end of period     292,270       46,182       180,822       25,860

                                                               1.40% Total Charges
                                                               -------------------
                                                               1999          1998
                                                               ----          ----
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                  $10.092       $8.886(1)
Value at end of period                                        $12.343      $10.092
Number of accumulation units outstanding at end of period     145,910        6,259
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                   $9.229       $8.841(1)
Value at end of period                                        $14.416       $9.229
Number of accumulation units outstanding at end of period     122,089        2,368

-----------------
(1) Funds were first received in this option during November 1998.
(2) Funds were first received in this option during September 1998.
(3) Funds were first received in this option during October 1998.
(4) Funds were first received in this option during December 1998.

(5) Funds were first received in this option during September 1999.
(6) Funds were first received in this option during October 1999.
(7) Funds were first received in this option during May 1999.
(8) Funds were first received in this option during July 1999.
(9) Funds were first received in this option during June 1999.

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------


              Statement of Additional Information dated May 1, 2000


                             AETNA VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "separate account") dated May 1, 2000.


A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                            Aetna Financial Services
                                Annuity Services
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-1258
                                 1-800-238-6219

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                                      Page
General Information and History....................................................... 2
Variable Annuity Account B............................................................ 2
Offering and Purchase of Contracts.................................................... 3
Performance Data...................................................................... 3
    General........................................................................... 3
    Average Annual Total Return Quotations............................................ 4
Income Phase Payments................................................................. 7
Sales Material and Advertising........................................................ 8
Independent Auditors.................................................................. 9
Financial Statements of the Separate Account.......................................... S-1
Financial Statements of Aetna Life Insurance and Annuity Company and Subsidiaries..... F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Life Insurance and Annuity Company (the Company, we, us, our) issues the contract described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of Aetna Inc. Through a merger, our assets include the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

As of December 31, 1999, the Company and its subsidiary life company had $53 billion invested through their products, including $39 billion in their separate accounts (of which the Company, or its subsidiary Aeltus Investment Management, Inc., oversees the management of $24 billion). The Company is ranked among the top 2% of all U.S. life insurance companies rated by A.M. Best Company based on assets as of December 31, 1998.

In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940 and a registered broker-dealer under the Securities Exchange Act of 1934. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).


Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.


From this point forward, the term "contracts" refers only to those offered through the prospectus.


                           VARIABLE ANNUITY ACCOUNT B


Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:


Aetna Balanced VP, Inc.                                          Fidelity Variable Insurance Products Fund II (VIP II)
Aetna Income Shares d/b/a Aetna Bond VP                             Contrafund[RegTM] Portfolio
Aetna Growth VP                                                  Janus Aspen Aggressive Growth Portfolio
Aetna Variable Fund d/b/a Aetna Growth and Income VP             Janus Aspen Balanced Portfolio
Aetna Index Plus Large Cap VP                                    Janus Aspen Growth Portfolio
Aetna International VP                                           Janus Aspen Worldwide Growth Portfolio
Aetna Variable Encore Fund d/b/a Aetna Money Market VP           MFS Total Return Series
Aetna Real Estate Securities VP*                                 Mitchell Hutchins Series Trust Growth & Income Portfolio
Aetna Small Company VP                                           Mitchell Hutchins Series Trust Small Cap Portfolio
Aetna Technology VP                                              Mitchell Hutchins Series Trust Tactical Allocation Portfolio
AIM V.I. Capital Appreciation Fund                               Oppenheimer Aggressive Growth Fund/VA
AIM V.I. Growth Fund                                             Oppenheimer Main Street Growth & Income Fund/VA
AIM V.I. Growth and Income Fund                                  Oppenheimer Strategic Bond Fund/VA
AIM V.I. Value Fund                                              Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio
Fidelity Variable Insurance Products Fund (VIP) Equity-Income      (formerly PPI MFS Value Equity Portfolio)
  Portfolio                                                      Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
Fidelity Variable Insurance Products Fund (VIP) Growth           Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
  Portfolio                                                      Portfolio Partners, Inc. (PPI) Scudder International Growth
Fidelity Variable Insurance Products Fund (VIP ) High Income       Portfolio
  Portfolio



*Effective May 15, 2000, transfers or deposits are not allowed into the subaccount investing in this fund except those made pursuant to standing instructions (e.g., dollar cost averaging, account rebalancing) in effect prior to this date.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.


                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold under the prospectus. We offer the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."


                                PERFORMANCE DATA

GENERAL

From time to time we may advertise different types of historical performance for the subaccounts of the separate account available under the contract. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contract during each period (i.e., Option Package III: 1.25% mortality and expense risk charge, $30 annual maintenance fee,

0.15% administrative charge, and early withdrawal charge of 7% of purchase payments grading down to 0% after 7 years). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contract described in the prospectus. The total return figures shown below will be lower than the standardized figures for Option Packages I and II because of the lower mortality and expense risk charge under those Option Packages (0.80% and 1.10% respectively). We may also advertise standardized returns and non-standardized returns using the fees and charges applicable to Option Packages I and II.


The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the annual maintenance fee. The deduction of the early withdrawal charge and the annual maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge (i.e., Option Package III: 1.25% mortality and expense risk charge, $30 annual maintenance fee, and 0.15% administrative charge). We may also advertise returns based on lower charges that may apply to contracts under Option Packages I and II.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1999 for the subaccounts under the contract. The standardized returns assume the maximum charges under the contract (i.e., Option Package III) as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges. We may also advertise returns based on lower charges that may apply to particular contracts under option packages I and II.

For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997 the date the portfolio commenced operations, and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and (b) after November 26, 1997 based on the performance of the Portfolio Partners portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows the average annual total return since the fund's inception date.

                                                                   -----------------------------------------------------------------
                                                                                                                        Date
                                                                                                                    Contributions
                                                                                       STANDARDIZED                First Received
                                                                                                                      Under the
                                                                                                                  Separate Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Since
                             SUBACCOUNT                              1 Year       5 Year    10 Year     Inception*
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                            4.15%       16.96%    11.66%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                     (9.00%)       5.24%     6.19%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                      23.74%                               33.18%       05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                         7.65%       21.49%    13.89%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                        13.96%                               27.30%       10/31/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                               38.75%                               21.12%       05/05/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                          (3.67%)       3.38%     3.83%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                     (12.19%)                             (14.97%)      05/06/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                               19.96%                               16.92%       05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                   32.59%                               59.19%       10/02/1998
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                                 23.99%                               53.72%       10/02/1998
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                      23.08%                               50.49%       10/02/1998
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                  19.09%                               47.15%       10/02/1998
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                 (2.52%)      16.59%                  16.58%       12/30/1994
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                        26.01%       27.70%                  27.68%       12/30/1994
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                   (0.85%)                               7.05%       06/30/1995
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund[RegTM] Portfolio                          13.92%                               22.69%       06/30/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                             106.68%       34.16%                  32.50%       10/31/1994
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                       16.21%                               22.61%       01/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                         32.01%       27.85%                  25.59%       07/29/1994
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                               50.78%                               33.52%       04/28/1995
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                              (5.50%)                              10.07%       05/31/1996
------------------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Growth & Income Portfolio                                                                1.02%       05/05/1999
------------------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Small Cap Portfolio                                                                     (0.70%)      07/02/1999
------------------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Tactical Allocation Portfolio                                                            0.22%       05/17/1999
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                                68.35%                               34.48%       05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA                      11.58%                               14.41%       05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                   (5.73%)                               1.12%       05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                              36.42%                               32.83%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital Opportunities(3)         36.42%       25.89%                  17.84%       11/30/1992
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                                  38.33%                               33.48%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)                38.33%       24.27%                  18.27%       09/30/1993
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                                    13.72%                               17.57%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS Research Growth(3)  13.72%       11.14%                  10.00%       08/31/1992
------------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                           45.24%                               32.73%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI Scudder International
  Growth(3)                                                          45.24%       19.25%                  16.54%       08/31/1992
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.38%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 7% early withdrawal charge.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997 and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

                                                            ------------------------------------------------------------------------
                                                                                                                            Fund
                                                                                NON-STANDARDIZED                         Inception
                                                                                                                            Date
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Since
                            SUBACCOUNT                       1 Year      3 Years     5 Years    10 Years   Inception**
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                    11.99%      15.95%      17.29%     11.66%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                              (2.15%)      3.65%       5.80%      6.19%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                 15.76%      18.71%      21.76%     13.89%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                               33.06%      33.29%                              33.32%     12/13/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                 22.54%      28.02%                              28.66%     09/16/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                        49.20%                                          33.53%     12/22/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                    3.59%       3.84%       3.99%      3.83%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                               (5.58%)                                         (8.17%)    12/15/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                        28.99%      19.45%                              19.85%     12/27/1996
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            42.57%      23.35%      23.83%                  20.61%     05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                               32.35%      27.35%      26.38%                  22.75%     05/02/1994
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                          33.32%      30.17%      27.83%                  21.20%     05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                           28.06%      26.81%      25.45%                  21.34%     05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                        4.82%      13.36%      16.93%     12.87%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                              35.49%      31.39%      27.90%     18.24%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)                          6.62%       5.26%       9.31%     10.84%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund[RegTM] Portfolio                   22.49%      24.31%                              25.95%     01/03/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                      122.24%      48.38%      34.30%                  32.52%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                24.96%      25.81%      22.92%                  18.91%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                  41.95%      31.95%      28.05%                  22.52%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                        62.13%      35.38%      31.71%                  27.88%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                        1.62%      10.40%                              13.78%     01/03/1995
------------------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Growth & Income Portfolio                                                                    9.66%     01/04/1999
------------------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Small Cap Portfolio                                                                         15.48%     05/03/1999
------------------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Tactical Allocation Portfolio                                                               16.87%     01/04/1999
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA(1)                      81.02%      30.20%      27.87%     18.59%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA               19.98%      17.38%                              24.01%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                             1.37%       3.28%       6.71%                   4.67%     05/03/1993
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                       46.69%                                          34.44%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital Opportunities(3)  46.69%      31.67%      26.11%     14.67%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                           48.75%                                          35.16%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)         48.75%      26.98%      24.50%     18.27%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                             22.28%                                          19.60%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS Research
  Growth(3)                                                   22.28%      12.36%      11.57%      9.27%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                    56.17%                                          34.57%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI Scudder
  International Growth(3)                                     56.17%      25.36%      19.55%     11.98%
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**  Reflects performance from the fund's inception date.

(1) These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.38%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% early withdrawal charge is not reflected.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.


The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.


The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:


Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second income phase payment is due. The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces an income phase payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.


                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contract and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT B

                                      Index

                                                                           Page

Statement of Assets and Liabilities........................................S-2

Statement of Operations....................................................S-8

Statements of Changes in Net Assets........................................S-8

Condensed Financial Information............................................S-9

Notes to Financial Statements..............................................S-19

Independent Auditors' Report...............................................S-33

Variable Annuity Account B

Statement of Assets and Liabilities - December 31, 1999

ASSETS:
Investments, at net asset value: (Note 1)

                                                                                         Net
                                                    Shares             Cost             Assets
                                                    ------             ----             ------
 Aetna Ascent VP:                                1,339,218   $   19,497,391     $   19,981,127
 Aetna Balanced VP, Inc.:                       13,294,723      200,294,733        206,998,843
 Aetna Bond VP:                                  8,139,100      105,951,065         99,052,842
 Aetna Crossroads VP:                            1,811,648       24,397,709         24,946,398
 Aetna Get Fund, Series C:                         557,907        6,337,611          7,124,468
 Aetna Get Fund, Series D:                      16,585,252      167,045,093        176,632,929
 Aetna Get Fund, Series E:                      35,440,889      358,288,306        381,698,376
 Aetna Get Fund, Series G:                      20,429,610      205,920,149        211,855,059
 Aetna Get Fund, Series H:                         172,261        1,724,516          1,726,955
 Aetna Growth and Income VP:                    38,230,584    1,242,232,773      1,173,296,609
 Aetna Growth VP:                                4,099,459       62,421,793         71,002,637
 Aetna High Yield VP:                               27,918          261,762            245,682
 Aetna Index Plus Large Cap VP:                 11,455,392      215,316,778        239,074,027
 Aetna Index Plus Mid Cap VP:                       69,900          908,995            866,762
 Aetna Index Plus Small Cap VP:                     83,607          815,021            911,313
 Aetna International VP:                           285,162        4,209,331          4,539,776
 Aetna Legacy VP:                                2,367,470       29,607,908         29,569,704
 Aetna Money Market VP:                         16,084,329      214,007,331        215,772,879
 Aetna Real Estate Securities VP:                  250,934        2,121,243          1,939,720
 Aetna Small Company VP:                         1,549,015       19,347,626         25,589,722
 Aetna Value Opportunity VP:                     1,030,379       14,096,136         16,918,826
 AIM V.I. Funds:
  Capital Appreciation Fund:                       280,246        7,859,362          9,971,139
  Growth and Income Fund:                          743,596       19,743,238         23,490,185
  Growth Fund:                                     587,010       16,219,102         18,931,063
  Value Fund:                                    1,248,557       37,154,670         41,826,668
 Alger American Funds:
  Balanced Portfolio:                              399,088        4,045,034          6,213,801
  Income & Growth Portfolio:                     1,085,760       10,917,112         19,087,670
  Leveraged AllCap Portfolio:                      433,195       10,067,916         25,112,341
 American Century VP Funds:
  Balanced Fund:                                   443,179        3,338,472          3,452,367
  International Fund:                              599,923        4,078,203          7,499,031
 Calvert Social Balanced Portfolio:              1,193,697        2,580,920          2,589,130
 Federated Insurance Series:
  American Leaders Fund II:                      6,011,859      101,875,749        125,166,912
  Equity Income Fund II:                         1,866,873       23,409,796         30,392,700
  Growth Strategies Fund II:                     1,511,581       23,895,134         46,677,628
  High Income Bond Fund II:                      4,082,647       42,574,388         41,806,306
  International Equity Fund II:                  1,046,515       13,236,657         28,925,669
  Prime Money Fund II:                           8,657,471        8,657,471          8,657,471
  U.S. Government Securities Fund II:            1,213,486       12,886,100         12,814,411
  Utility Fund II:                               1,850,767       22,657,976         26,558,505
 Fidelity Variable Insurance Products Fund:
  Equity-Income Portfolio:                       7,458,378      173,930,775        191,754,908
  Growth Portfolio:                              3,804,524      141,323,786        208,982,521
  High Income Portfolio:                         5,543,291       65,301,314         62,694,624
  Overseas Portfolio:                              732,104       15,274,074         20,088,940

Variable Annuity Account B

                                                                                                Net
                                                       Shares               Cost               Assets
                                                       ------               ----               ------
 Fidelity Variable Insurance Products Fund II:
  Asset Manager Portfolio:                          1,152,622     $   19,622,237     $     21,519,462
  Contrafund Portfolio:                             8,061,682        178,179,619          234,998,024
  Index 500 Portfolio:                              1,018,264        137,567,179          170,467,635
  Investment Grade Bond Portfolio:                    338,820          4,044,947            4,120,050
 Janus Aspen Series:
  Aggressive Growth Portfolio:                      4,601,525        174,527,385          274,665,000
  Balanced Portfolio:                               6,637,676        145,141,742          185,323,915
  Flexible Income Portfolio:                        1,714,747         20,581,641           19,582,411
  Growth Portfolio:                                 6,624,687        166,042,220          222,920,706
  Worldwide Growth Portfolio:                      10,088,356        298,223,051          481,718,979
 Lexington Emerging Markets Fund, Inc.:               200,939          1,994,956            2,574,027
 Lexington Natural Resources Trust Fund:              253,314          3,663,108            3,168,963
 MFS Funds:
  Global Government Series:                           163,850          1,695,439            1,643,414
  Total Return Series:                              2,861,377         48,938,636           50,789,444
 Mitchell Hutchins Series Trust:
  Growth & Income Portfolio:                           49,539            735,854              809,956
  Small Cap Portfolio:                                 11,313            163,053              172,522
  Tactical Allocation Portfolio:                      446,856          7,328,726            7,364,195
 Oppenheimer Funds:
  Aggressive Growth Fund/VA:                          375,791         22,642,573           30,931,348
  Global Securities Fund/VA:                          284,758          7,200,987            9,513,748
  Main Street Growth & Income Fund/VA:              2,288,522         48,877,782           56,366,293
  Strategic Bond Fund/VA:                           3,983,514         19,810,756           19,798,066
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:              2,212,287        118,884,638          183,243,707
  PPI MFS Research Growth Portfolio:                6,937,544         76,162,887          102,536,898
  PPI MFS Value Equity Portfolio:                   1,003,064         37,923,777           54,937,791
  PPI Scudder International Growth Portfolio:       1,390,831         31,810,842           35,452,273
  PPI T. Rowe Price Growth Equity Portfolio:        1,921,115         85,993,480          126,793,561
                                                                  --------------     ----------------
NET ASSETS                                                        $5,313,588,034     $  6,173,851,032
                                                                  ==============     ================

Variable Annuity Account B

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period:
(Notes 1 and 6)

Aetna Ascent VP:
  Annuity contracts in accumulation ..............................................  $ 19,981,127
Aetna Balanced VP, Inc.:
  Annuity contracts in accumulation ..............................................   180,920,898
  Annuity contracts in payment period ............................................    26,077,945
Aetna Bond VP:
  Annuity contracts in accumulation ..............................................    93,390,139
  Annuity contracts in payment period ............................................     5,662,703
Aetna Crossroads VP:
  Annuity contracts in accumulation ..............................................    23,405,948
  Annuity contracts in payment period ............................................     1,540,450
Aetna Get Fund, Series C:
  Annuity contracts in accumulation ..............................................     7,124,468
Aetna Get Fund, Series D:
  Annuity contracts in accumulation ..............................................   176,632,929
Aetna Get Fund, Series E:
  Annuity contracts in accumulation ..............................................   381,698,376
Aetna Get Fund, Series G:
  Annuity contracts in accumulation ..............................................   211,855,059
Aetna Get Fund, Series H:
  Annuity contracts in accumulation ..............................................     1,726,955
Aetna Growth and Income VP:
  Annuity contracts in accumulation ..............................................   980,638,280
  Annuity contracts in payment period ............................................   192,658,329
Aetna Growth VP:
  Annuity contracts in accumulation ..............................................    66,260,594
  Annuity contracts in payment period ............................................     4,742,043
Aetna High Yield VP:
  Annuity contracts in accumulation ..............................................       245,682
Aetna Index Plus Large Cap VP:
  Annuity contracts in accumulation ..............................................   198,210,089
  Annuity contracts in payment period ............................................    40,863,938
Aetna Index Plus Mid Cap VP:
  Annuity contracts in accumulation ..............................................       866,762
Aetna Index Plus Small Cap VP:
  Annuity contracts in accumulation ..............................................       911,313
Aetna International VP:
  Annuity contracts in accumulation ..............................................     4,434,269
  Annuity contracts in payment period ............................................       105,507
Aetna Legacy VP:
  Annuity contracts in accumulation ..............................................    26,597,646
  Annuity contracts in payment period ............................................     2,972,058
Aetna Money Market VP:
  Annuity contracts in accumulation ..............................................   214,710,443
  Annuity contracts in payment period ............................................     1,062,436
Aetna Real Estate Securities VP:
  Annuity contracts in accumulation ..............................................     1,925,817
  Annuity contracts in payment period ............................................        13,903

Variable Annuity Account B

Aetna Small Company VP:
  Annuity contracts in accumulation ...........  $ 25,125,952
  Annuity contracts in payment period .........       463,770
Aetna Value Opportunity VP:
  Annuity contracts in accumulation ...........    16,918,826
AIM V.I. Funds:
 Capital Appreciation Fund:
  Annuity contracts in accumulation ...........     9,923,942
  Annuity contracts in payment period .........        47,197
 Growth and Income Fund:
  Annuity contracts in accumulation ...........       789,296
  Annuity contracts in payment period .........    22,700,889
 Growth Fund:
  Annuity contracts in accumulation ...........    18,608,980
  Annuity contracts in payment period .........       322,083
 Value Fund:
  Annuity contracts in accumulation ...........    40,884,392
  Annuity contracts in payment period .........       942,276
Alger American Funds:
 Balanced Portfolio:
  Annuity contracts in accumulation ...........     6,213,801
 Income & Growth Portfolio:
  Annuity contracts in accumulation ...........    19,087,670
 Leveraged AllCap Portfolio:
  Annuity contracts in accumulation ...........    25,112,341
American Century VP Funds:
 Balanced Fund:
  Annuity contracts in accumulation ...........     3,452,367
 International Fund:
  Annuity contracts in accumulation ...........     7,499,031
Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation ...........     2,589,130
Federated Insurance Series:
 American Leaders Fund II:
  Annuity contracts in accumulation ...........        61,038
  Annuity contracts in payment period .........   125,105,874
 Equity Income Fund II:
  Annuity contracts in accumulation ...........    30,384,515
  Annuity contracts in payment period .........         8,185
 Growth Strategies Fund II:
  Annuity contracts in accumulation ...........    46,677,628
 High Income Bond Fund II:
  Annuity contracts in accumulation ...........    41,788,490
  Annuity contracts in payment period .........        17,816
 International Equity Fund II:
  Annuity contracts in accumulation ...........    28,925,669
 Prime Money Fund II:
  Annuity contracts in accumulation ...........     8,657,471
 U.S. Government Securities Fund II:
  Annuity contracts in accumulation ...........    12,814,411

Variable Annuity Account B

 Utility Fund II:
  Annuity contracts in accumulation ...........  $ 26,498,835
  Annuity contracts in payment period .........        59,670
Fidelity Variable Insurance Products Fund:
 Equity-Income Portfolio:
  Annuity contracts in accumulation ...........   191,754,908
 Growth Portfolio:
  Annuity contracts in accumulation ...........   208,982,521
 High Income Portfolio:
  Annuity contracts in accumulation ...........    61,938,947
  Annuity contracts in payment period .........       755,677
 Overseas Portfolio:
  Annuity contracts in accumulation ...........    20,088,940
Fidelity Variable Insurance Products Fund II:
 Asset Manager Portfolio:
  Annuity contracts in accumulation ...........    21,519,462
 Contrafund Portfolio:
  Annuity contracts in accumulation ...........   234,998,024
 Index 500 Portfolio:
  Annuity contracts in accumulation ...........   170,467,635
 Investment Grade Bond Portfolio:
  Annuity contracts in accumulation ...........     4,120,050
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Annuity contracts in accumulation ...........   274,665,000
 Balanced Portfolio:
  Annuity contracts in accumulation ...........   185,323,915
 Flexible Income Portfolio:
  Annuity contracts in accumulation ...........    19,582,411
 Growth Portfolio:
  Annuity contracts in accumulation ...........     9,348,397
  Annuity contracts in payment period .........   213,572,309
 Worldwide Growth Portfolio:
  Annuity contracts in accumulation ...........    11,305,698
  Annuity contracts in payment period .........   470,413,281
Lexington Emerging Markets Fund, Inc.:
  Annuity contracts in accumulation ...........     2,574,027
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation ...........     3,168,963
MFS Funds:
 Global Government Series:
  Annuity contracts in accumulation ...........     1,643,414
 Total Return Series:
  Annuity contracts in accumulation ...........    50,789,444
Mitchell Hutchins Series Trust:
 Growth & Income Portfolio:
  Annuity contracts in accumulation ...........       809,956
 Small Cap Portfolio:
  Annuity contracts in accumulation ...........       172,522
 Tactical Allocation Portfolio:
  Annuity contracts in accumulation ...........     7,364,195

Variable Annuity Account B

Oppenheimer Funds:
 Aggressive Growth Fund/VA:
  Annuity contracts in accumulation ...........    $   29,291,524
  Annuity contracts in payment period .........         1,639,824
 Global Securities Fund/VA:
  Annuity contracts in accumulation ...........         9,513,748
 Main Street Growth & Income Fund/VA:
  Annuity contracts in accumulation ...........        56,214,303
  Annuity contracts in payment period .........           151,990
 Strategic Bond Fund/VA:
  Annuity contracts in accumulation ...........        19,569,256
  Annuity contracts in payment period .........           228,810
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation ...........       181,712,440
  Annuity contracts in payment period .........         1,531,267
 PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation ...........       102,536,898
 PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation ...........        53,173,898
  Annuity contracts in payment period .........         1,763,893
 PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation ...........        35,328,550
  Annuity contracts in payment period .........           123,723
 PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation ...........           723,814
  Annuity contracts in payment period .........       126,069,747
                                                   --------------
                                                   $6,173,851,032
                                                   ==============

See Notes to Financial Statements

Variable Annuity Account B

STATEMENT OF OPERATIONS

                                                                     Year Ended
                                                                  December 31, 1999
                                                                  -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ...................................................     $  372,453,223
Expenses: (Notes 2 and 5)
 Valuation period deductions .................................        (59,498,930)
                                                                   --------------
Net investment income ........................................     $  312,954,293
                                                                   --------------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales .........................................     $1,971,718,606
 Cost of investments sold ....................................      1,728,629,845
                                                                   --------------
  Net realized gain on investments ...........................        243,088,761
                                                                   --------------
Net unrealized gain on investments: (Note 5)
 Beginning of year ...........................................        349,806,583
 End of year .................................................        860,262,998
                                                                   --------------
  Net change in unrealized gain on investments ...............        510,456,415
                                                                   --------------
Net realized and unrealized gain on investments ..............        753,545,176
                                                                   --------------
Net increase in net assets resulting from operations .........     $1,066,499,469
                                                                   ==============

See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Year Ended December 31,
                                                                                 1999                1998
                                                                                 ----                ----
FROM OPERATIONS:
Net investment income ..................................................    $  312,954,293      $  283,508,891
Net realized gain on investments .......................................       243,088,761         143,410,533
Net change in unrealized gain on investments ...........................       510,456,415          94,282,077
                                                                            --------------      --------------
Net increase in net assets resulting from operations ...................     1,066,499,469         521,201,501
                                                                            --------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ............................       659,312,376         489,286,251
Transfers from the Company for mortality guarantee adjustments .........         2,250,831            (906,373)
Transfers from the Company's fixed account options .....................       818,802,585         212,914,994
Transfer to the Company's other variable annuity accounts ..............           644,115                   0
Redemptions by contract holders ........................................      (300,870,502)       (167,845,102)
Annuity payments .......................................................       (30,374,265)        (22,421,712)
Other ..................................................................         1,018,001           1,896,006
                                                                            --------------      --------------
 Net increase in net assets from unit transactions (Note 6) ............     1,150,783,141         512,924,064
                                                                            --------------      --------------
Change in net assets ...................................................     2,217,282,610       1,034,125,565
NET ASSETS:
Beginning of year ......................................................     3,956,568,422       2,922,442,857
                                                                            --------------      --------------
End of year ............................................................    $6,173,851,032      $3,956,568,422
                                                                            ==============      ==============

See Notes to Financial Statements

Variable Annuity Account B

Condensed Financial Information - Year Ended December 31, 1999

-----------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit       Increase (Decrease)                Units
                                              --------           in Value of                 Outstanding     Reserves
                                      Beginning   End of        Accumulation                    at End        at End
                                       of Year     Year             Unit                       of Year       of Year
-----------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Non-Qualified V                        $15.855   $17.905           12.93%                    96,550.7    $ 1,728,713
Non-Qualified V (0.75)                  16.082    18.253           13.50%                   129,604.8      2,365,645
Non-Qualified VII                       15.769    17.779           12.75%                   742,494.1     13,200,807
Non-Qualified VIII                      14.012    15.822           12.92%                   143,277.9      2,266,982
Non-Qualified IX                        15.786    17.783           12.65%                     1,438.0         25,572
Non-Qualified X                         15.942    18.066           13.32%                    21,775.7        393,408
--------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Non-Qualified V                         21.929    24.603           12.19%                 2,278,135.6     56,049,439
Non-Qualified V (0.75)                  22.244    25.081           12.75%                 1,579,287.7     39,610,851
Non-Qualified VI                        18.445    20.706           12.26%                    37,676.9        780,148
Non-Qualified VII                       21.507    24.091           12.01%                 2,243,589.9     54,049,730
Non-Qualified VIII                      15.212    17.066           12.19%                   456,096.7      7,783,834
Non-Qualified IX                        21.834    24.436           11.92%                    28,079.2        686,140
Non-Qualified X                         22.015    24.762           12.48%                   383,141.3      9,487,227
Non-Qualified XI                        18.517    20.840           12.55%                     5,143.3        107,184
Non-Qualified XII                       10.548    11.902           12.84%      (2)            7,910.4         94,148
Non-Qualified XIII                      10.337    11.632           12.53%                   417,961.2      4,861,556
Non-Qualified XIV                       10.323    11.581           12.19%                   403,186.5      4,669,198
Non-Qualified XV                        10.316    11.555           12.01%                   237,245.60     2,741,443
Annuity contracts in payment period                                                                       26,077,945
--------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Non-Qualified V                         14.270    13.988           (1.98%)                  887,370.7     12,412,832
Non-Qualified V (0.75)                  14.475    14.260           (1.49%)                1,654,932.3     23,599,990
Non-Qualified VI                        13.041    12.792           (1.91%)                   43,965.0        562,381
Non-Qualified VII                       13.998    13.700           (2.13%)                1,967,951.2     26,960,637
Non-Qualified VIII                      11.910    11.674           (1.98%)                  487,813.6      5,694,656
Non-Qualified IX                        14.208    13.893           (2.22%)                   22,155.4        307,807
Non-Qualified X                         14.304    14.042           (1.83%)                  387,135.1      5,436,287
Non-Qualified XI                        13.072    12.841           (1.77%)                    4,285.2         55,026
Non-Qualified XIII                      10.319    10.145           (1.69%)                  708,744.3      7,190,136
Non-Qualified XIV                       10.305    10.101           (1.98%)                  806,342.7      8,144,472
Non-Qualified XV                        10.298    10.078           (2.14%)                  300,240.3      3,025,915
Annuity contracts in payment period                                                                        5,662,703
--------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Non-Qualified V                         15.095    16.431            8.85%                   115,323.8      1,894,869
Non-Qualified V (0.75)                  15.312    16.750            9.39%                   124,068.8      2,078,187
Non-Qualified VII                       15.013    16.316            8.68%                   947,775.8     15,463,446
Non-Qualified VIII                      13.588    14.789            8.84%                   254,767.3      3,767,710
Non-Qualified IX                        15.030    16.319            8.58%                       469.8          7,667
Non-Qualified X                         15.179    16.579            9.22%                     9,938.7        164,777
Non-Qualified XVII                      15.521    16.474            6.14%      (8)            1,778.00        29,292
Annuity contracts in payment period                                                                        1,540,450
--------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Non-Qualified V                         15.904    19.358           21.72%                    51,240.5        991,932
Non-Qualified V (0.75)                  16.087    19.679           22.33%                   302,695.5      5,956,780
Non-Qualified IX                        15.835    19.227           21.42%                     9,141.2        175,756
--------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Non-Qualified V                         10.062    10.726            6.60%                 2,241,700.8     24,043,761
Non-Qualified V (0.75)                  10.073    10.792            7.14%                 1,808,945.0     19,521,878
Non-Qualified VII                       10.058    10.704            6.42%                 5,471,517.0     58,567,813
Non-Qualified VIII                      10.136    10.739            5.95%      (3)        2,431,960.4     26,117,416
Non-Qualified IX                        10.063    10.693            6.26%      (1)              309.5          3,309
Non-Qualified X                         10.062    10.726            6.60%                   183,152.7      1,964,436
Non-Qualified XII                        9.997    10.785            7.88%      (2)            3,713.7         40,053
Non-Qualified XIII                      10.072    10.769            6.92%                 1,700,909.8     18,316,499

Variable Annuity Account B

-----------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit         Increase (Decrease)            Units
                                              --------            in Value of              Outstanding       Reserves
                                        Beginning   End of        Accumulation               at End           at End
                                         of Year     Year             Unit                   of Year         of Year
-----------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D (continued):
Non-Qualified XIV                       $ 10.066   $ 10.730            6.60%                1,875,931.5    $ 20,127,863
Non-Qualified XV                          10.063     10.710            6.43%                  740,420.7       7,929,901
-----------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Non-Qualified V                           10.001     10.760            7.59%       (5)      1,905,050.2      20,498,554
Non-Qualified V (0.75)                    10.015     10.789            7.73%       (5)        220,007.1       2,373,760
Non-Qualified VII                         10.012     10.743            7.30%       (5)      4,068,992.1      43,712,319
Non-Qualified VIII                        10.012     10.752            7.39%       (5)        534,700.9       5,748,947
Non-Qualified X                           10.013     10.766            7.52%       (5)        146,177.0       1,573,775
Non-Qualified XIII                        10.012     10.770            7.57%       (5)     10,224,328.7     110,111,245
Non-Qualified XIV                         10.012     10.752            7.39%       (5)      9,636,860.3     103,612,689
Non-Qualified XV                          10.012     10.743            7.30%       (5)      8,756,301.1      94,067,087
-----------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:
Non-Qualified V                            9.999     10.370            3.71%       (8)        278,908.9       2,892,221
Non-Qualified V (0.75)                    10.006     10.386            3.80%       (8)        176,701.3       1,835,189
Non-Qualified VII                          9.998     10.363            3.65%       (8)      2,759,663.2      28,599,474
Non-Qualified VIII                        10.003     10.368            3.65%       (8)        456,778.0       4,735,998
Non-Qualified X                           10.071     10.377            3.04%       10)         12,410.4         128,778
Non-Qualified XIII                         9.998     10.378            3.80%       (8)      5,406,495.6      56,108,725
Non-Qualified XIV                          9.998     10.368            3.70%       (8)      7,314,314.2      75,836,777
Non-Qualified XV                           9.998     10.363            3.65%       (8)      4,025,505.7      41,717,897
-----------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series H:
Non-Qualified V                           10.005     10.020            0.15%      (11)          2,530.3          25,352
Non-Qualified VII                         10.001     10.019            0.18%      (11)         25,606.9         256,555
Non-Qualified VIII                        10.005     10.020            0.15%      (11)         15,022.0         150,515
Non-Qualified XIII                        10.001     10.021            0.20%      (11)         30,915.2         309,801
Non-Qualified XIV                         10.000     10.020            0.20%      (11)         60,328.2         604,471
Non-Qualified XV                          10.001     10.019            0.18%      (11)         37,954.0         380,261
-----------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Non-Qualified 1964                       267.347    310.020           15.96%                      958.7         297,208
Non-Qualified V                           24.907     28.883           15.96%                7,212,849.3     208,327,406
Non-Qualified V (0.75)                    25.265     29.444           16.54%               11,813,415.6     347,835,862
Non-Qualified VI                          23.322     27.061           16.03%                1,662,948.1      45,001,830
Non-Qualified VII                         24.839     28.758           15.78%                7,621,660.3     219,185,741
Non-Qualified VIII                        16.604     19.253           15.95%                1,372,571.6      26,426,472
Non-Qualified IX                          24.800     28.686           15.67%                  134,360.2       3,854,314
Non-Qualified X                           25.005     29.069           16.25%                3,297,663.1      95,859,271
Non-Qualified XI                          23.414     27.236           16.32%                   41,567.6       1,132,126
Non-Qualified XII                         10.246     11.882           15.97%       (2)         25,734.1         305,763
Non-Qualified XIII                         9.886     11.498           16.31%                1,093,629.5      12,574,135
Non-Qualified XIV                          9.872     11.447           15.95%                1,317,641.6      15,083,505
Non-Qualified XV                           9.866     11.422           15.77%                  407,605.2       4,655,755
Non-Qualified XVII                       263.583    285.280            8.23%       (8)            346.6          98,892
Annuity contracts in payment period                                                                         192,658,329
-----------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Non-Qualified V                           17.912     23.875           33.29%                  172,425.2       4,116,687
Non-Qualified V (0.75)                    18.067     24.203           33.96%                  626,397.2      15,160,779
Non-Qualified VII                         17.862     23.771           33.08%                  947,365.7      22,520,149
Non-Qualified VIII                        17.909     23.870           33.28%                  367,226.0       8,765,776
Non-Qualified IX                          17.834     23.713           32.97%                    5,532.0         131,179
Non-Qualified XII                         11.536     15.094           30.84%       (2)          4,940.4          74,572
Non-Qualified XIII                        10.489     14.022           33.68%                  453,569.6       6,360,064
Non-Qualified XIV                         10.475     13.961           33.28%                  536,726.5       7,493,206
Non-Qualified XV                          10.468     13.930           33.07%                 114,035.50       1,588,550
Non-Qualified XVII                        15.198     18.142           19.37%       (8)         2,735.70          49,632
Annuity contracts in payment period                                                                           4,742,043
-----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

-----------------------------------------------------------------------------------------------------------------------
                                               Value
                                             Per Unit          Increase (Decrease)             Units
                                             --------              in Value of              Outstanding      Reserves
                                      Beginning     End of       Accumulation                 at End          at End
                                       of Year       Year            Unit                     of Year         of Year
-----------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Non-Qualified V                        $ 9.212    $ 9.739            5.72%                      2,827.4    $     27,537
Non-Qualified V (0.75)                   9.244      9.822            6.25%                     21,597.9         212,138
Non-Qualified IX                         9.677      9.698            0.22%       (3)              619.4           6,007
-----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Non-Qualified V                         18.772     23.044           22.76%                    347,853.6       8,015,945
Non-Qualified V (0.75)                  18.989     23.427           23.37%                  1,552,901.9      36,379,360
Non-Qualified VII                       18.704     22.923           22.56%                  2,708,364.6      62,083,723
Non-Qualified VIII                      18.449     22.646           22.75%                    838,357.2      18,985,392
Non-Qualified IX                        18.691     22.887           22.45%                     31,248.1         715,186
Non-Qualified XII                       11.411     13.677           19.86%       (2)           18,623.1         254,700
Non-Qualified XIII                      10.716     13.193           23.11%                  2,135,758.9      28,177,968
Non-Qualified XIV                       10.702     13.136           22.74%                  2,394,660.9      31,455,670
Non-Qualified XV                        10.694     13.107           22.56%                   926,392.60      12,142,145
Annuity contracts in payment period                                                                          40,863,938
-----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Non-Qualified V                         10.891     12.455           14.36%                      6,906.5          86,024
Non-Qualified V (0.75)                  10.928     12.561           14.94%                     60,811.0         763,858
Non-Qualified IX                        10.872     12.403           14.08%                      1,361.0          16,880
-----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Non-Qualified V                          8.815      9.645            9.42%                     15,815.5         152,537
Non-Qualified V (0.75)                   8.846      9.727            9.96%                     76,971.1         748,670
Non-Qualified IX                         8.800      9.604            9.14%                      1,041.3          10,001
Non-Qualified XII                        8.325     10.485           25.95%       (2)               10.0             105
-----------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Non-Qualified V                          9.765     14.594           49.45%                     10,655.3         155,502
Non-Qualified V (0.75)                   9.798     14.718           50.21%                     44,537.5         655,483
Non-Qualified VII                        9.754     14.554           49.21%                     44,241.2         643,908
Non-Qualified VIII                       9.764     14.592           49.45%                     33,244.7         485,106
Non-Qualified XIII                       9.149     13.715           49.91%                     75,017.3       1,028,838
Non-Qualified XIV                        9.137     13.655           49.45%                     79,291.0       1,082,697
Non-Qualified XV                         9.131     13.625           49.22%                     28,091.1         382,735
Annuity contracts in payment period                                                                             105,507
-----------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Non-Qualified V                         14.064     14.875            5.77%                    111,343.3       1,656,206
Non-Qualified V (0.75)                  14.266     15.164            6.29%                     77,496.0       1,175,149
Non-Qualified VII                       13.989     14.772            5.60%                  1,203,703.1      17,781,290
Non-Qualified VIII                      13.037     13.787            5.75%                    430,581.6       5,936,585
Non-Qualified IX                        14.003     14.774            5.51%                        502.1           7,418
Non-Qualified XII                        9.846     10.713            8.81%       (2)            3,826.9          40,998
Annuity contracts in payment period                                                                           2,972,058
-----------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Non-Qualified V                         12.425     12.894            3.77%                  1,034,153.6      13,334,505
Non-Qualified V (0.75)                  12.604     13.145            4.29%                  2,521,960.2      33,150,869
Non-Qualified VI                        12.132     12.597            3.83%                     57,059.8         718,807
Non-Qualified VII                       12.322     12.766            3.60%                  7,902,383.9     100,885,317
Non-Qualified VIII                      11.141     11.561            3.77%                  1,373,014.2      15,872,994
Non-Qualified IX                        12.372     12.806            3.51%                     28,273.9         362,086
Non-Qualified X                         12.425     12.894            3.77%                    457,618.5       5,900,590
Non-Qualified XI                        12.132     12.597            3.83%                      4,835.1          60,910
Non-Qualified XIII                      10.199     10.615            4.08%                  2,174,382.7      23,082,032
Non-Qualified XIV                       10.186     10.569            3.76%                  1,313,322.2      13,880,480
Non-Qualified XV                        10.179     10.546            3.61%                    707,569.2       7,461,853
Annuity contracts in payment period                                                                           1,062,436
-----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

                                               Value
                                             Per Unit          Increase (Decrease)               Units
                                             --------              in Value of                Outstanding      Reserves
                                      Beginning    End of         Accumulation                   at End         at End
                                       of Year      Year              Unit                      of Year        of Year
------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Non-Qualified V                        $ 8.873    $ 8.393           (5.41%)                        6,001.7   $    50,372
Non-Qualified V (0.75)                   8.903      8.464           (4.93%)                       60,992.9       516,260
Non-Qualified VII                        8.863      8.370           (5.56%)                       59,453.8       497,647
Non-Qualified VIII                       8.872      8.392           (5.41%)                         25,152       211,073
Non-Qualified XIII                       8.903      8.446           (5.13%)                         36,876       311,466
Non-Qualified XIV                        8.891      8.409           (5.42%)                         34,137       287,073
Non-Qualified XV                         8.885      8.391           (5.56%)                          6,188        51,926
Annuity contracts in payment period                                                                               13,903
------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Non-Qualified V                         13.633     17.617           29.22%                        19,165.4       337,633
Non-Qualified V (0.75)                  13.751     17.859           29.87%                       177,816.5     3,175,601
Non-Qualified VII                       13.595     17.540           29.02%                       715,581.7    12,551,330
Non-Qualified VIII                      13.631     17.613           29.21%                       276,385.7     4,868,001
Non-Qualified IX                        13.574     17.497           28.90%                         1,732.5        30,314
Non-Qualified XII                        8.741     12.352           41.31%         (2)            25,983.5       320,941
Non-Qualified XIII                       9.357     12.128           29.61%                       163,679.4     1,985,026
Non-Qualified XIV                        9.345     12.074           29.20%                       114,137.8     1,378,154
Non-Qualified XV                         9.338     12.048           29.02%                       39,753.80       478,952
Annuity contracts in payment period                                                                              463,770
------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Non-Qualified V                         16.030     18.930           18.09%                       23,354.3        442,092
Non-Qualified V (0.75)                  16.169     19.190           18.68%                       93,802.4      1,800,053
Non-Qualified VII                       15.985     18.847           17.90%                      609,861.9     11,494,317
Non-Qualified VIII                      16.028     18.926           18.08%                      160,009.9      3,028,321
Non-Qualified IX                        15.960     18.801           17.80%                          298.5          5,613
Non-Qualified XII                       10.626     13.007           22.41%         (2)           11,411.6        148,430
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
Capital Appreciation Fund:
Non-Qualified V                         10.008     13.753           37.42%         (5)            2,630.0         36,171
Non-Qualified V (0.75)                   9.979     13.801           38.30%         (7)           11,914.5        164,426
Non-Qualified XIII                      10.245     14.675           43.24%                      190,830.9      2,800,502
Non-Qualified XIV                       10.231     14.611           42.81%                      317,266.2      4,635,623
Non-Qualified XV                        10.224     14.579           42.60%                      156,883.8      2,287,220
Annuity contracts in payment period                                                                               47,197
------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund:
Non-Qualified V                          9.568     11.716           22.45%         (5)           10,586.7        124,029
Non-Qualified V (0.75)                  10.215     11.756           15.09%         (6)           36,163.4        425,147
Non-Qualified XIII                      10.663     14.179           32.97%                      370,289.3      5,250,354
Non-Qualified XIV                       10.649     14.117           32.57%                      938,411.4     13,247,617
Non-Qualified XV                        10.641     14.086           32.37%                      259,386.9      3,653,742
Annuity contracts in payment period                                                                              789,296
------------------------------------------------------------------------------------------------------------------------
Growth Fund:
Non-Qualified V                          9.663     12.069           24.90%         (5)            1,842.7         22,238
Non-Qualified V (0.75)                   9.722     12.111           24.57%         (7)           47,998.6        581,287
Non-Qualified XIII                      10.779     14.438           33.95%                      300,326.8      4,336,151
Non-Qualified XIV                       10.764     14.375           33.55%                      722,832.0     10,390,712
Non-Qualified XV                        10.757     14.343           33.34%                      228,577.5      3,278,592
Annuity contracts in payment period                                                                              322,083
------------------------------------------------------------------------------------------------------------------------
Value Fund:
Non-Qualified V                          9.891     11.506           16.33%         (4)            6,923.5         79,660
Non-Qualified V (0.75)                   9.764     11.546           18.25%         (4)           83,636.8        965,645
Non-Qualified XIII                      10.616     13.659           28.66%                      895,401.3     12,230,007
Non-Qualified XIV                       10.601     13.599           28.28%                    1,538,846.0     20,926,738
Non-Qualified XV                        10.594     13.569           28.08%                      492,467.0      6,682,342
Annuity contracts in payment period                                                                              942,276
------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

                                                  Value
                                                 Per Unit
                                                 --------
                                            Beginning  End of
                                             of Year    Year
--------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Non-Qualified VII                            $20.946   $26.687
--------------------------------------------------------------
Income & Growth Portfolio:
Non-Qualified VII                             22.064    30.991
--------------------------------------------------------------
Leveraged AllCap Portfolio:
Non-Qualified VII                             24.881    43.684
Non-Qualified VIII                            18.206    32.013
--------------------------------------------------------------
American Century VP Funds:
Balanced Fund:
Non-Qualified VII                             17.479    18.968
--------------------------------------------------------------
International Fund:
Non-Qualified VII                             16.139    26.105
Non-Qualified VIII                            14.599    23.649
--------------------------------------------------------------
Calvert Social Balanced Portfolio:
Non-Qualified V                               20.415    22.626
Non-Qualified V (0.75)                        20.708    23.066
Non-Qualified VII                             11.437    12.656
Non-Qualified VIII                            11.456    12.696
--------------------------------------------------------------
Federated Insurance Series:
American Leaders Fund II:
Non-Qualified VII                             23.528    24.746
Non-Qualified VIII                            16.869    17.769
Annuity contracts in payment period
--------------------------------------------------------------
Equity Income Fund II:
Non-Qualified VII                             14.022    16.369
Annuity contracts in payment period
--------------------------------------------------------------
Growth Strategies Fund II:
Non-Qualified VII                             18.269    31.060
--------------------------------------------------------------
High Income Bond Fund II:
Non-Qualified VII                             14.910    15.040
Non-Qualified VIII                            12.629    12.759
Annuity contracts in payment period
--------------------------------------------------------------
International Equity Fund II:
Non-Qualified VII                             14.719    26.832
Non-Qualified VIII                            13.523    24.690
--------------------------------------------------------------
Prime Money Fund II:
Non-Qualified VII                             11.503    11.868
-------------------------------------------  -------   -------
U.S. Government Securities Fund II:
Non-Qualified VII                             12.614    12.363
--------------------------------------------------------------
Utility Fund II:
Non-Qualified VII                             18.663    18.714
Non-Qualified VIII                            15.472    15.537
Annuity contracts in payment period
--------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
Equity-Income Portfolio:
Non-Qualified V                               17.400    18.272
Non-Qualified V (0.75)                        17.650    18.627
Non-Qualified VII                             20.872    21.883
Non-Qualified VIII                            14.942    15.689
Non-Qualified IX                              17.325    18.147
Non-Qualified X                               17.400    18.272
Non-Qualified XII                             10.184    10.651

                                             Increase (Decrease)                  Units
                                                 in Value of                   Outstanding     Reserves
                                                 Accumulation                    at End         at End
                                                     Unit                        of Year        of Year
---------------------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Non-Qualified VII                                   27.41%                       232,842.7   $  6,213,801
---------------------------------------------------------------------------------------------------------
Income & Growth Portfolio:
Non-Qualified VII                                   40.46%                       615,919.4     19,087,670
---------------------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:
Non-Qualified VII                                   75.57%                       574,744.6     25,106,952
Non-Qualified VIII                                  75.84%                           168.3          5,389
---------------------------------------------------------------------------------------------------------
American Century VP Funds:
Balanced Fund:
Non-Qualified VII                                    8.52%                       182,012.0      3,452,367
---------------------------------------------------------------------------------------------------------
International Fund:
Non-Qualified VII                                   61.75%                       287,102.7      7,494,706
Non-Qualified VIII                                  61.99%                           182.9          4,325
---------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Non-Qualified V                                     10.83%                         8,235.7        186,344
Non-Qualified V (0.75)                              11.39%                        37,045.8        854,507
Non-Qualified VII                                   10.66%                        63,517.0        803,879
Non-Qualified VIII                                  10.82%                        58,632.1        744,400
---------------------------------------------------------------------------------------------------------
Federated Insurance Series:
American Leaders Fund II:
Non-Qualified VII                                    5.18%                     5,048,733.2    124,936,306
Non-Qualified VIII                                   5.34%                         9,542.9        169,568
Annuity contracts in payment period                                                                61,038
---------------------------------------------------------------------------------------------------------
Equity Income Fund II:
Non-Qualified VII                                   16.74%                     1,856,257.2     30,384,515
Annuity contracts in payment period                                                                 8,185
---------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:
Non-Qualified VII                                   70.01%                     1,502,834.6     46,677,628
---------------------------------------------------------------------------------------------------------
High Income Bond Fund II:
Non-Qualified VII                                    0.87%                     2,778,202.2     41,784,652
Non-Qualified VIII                                   1.03%                           300.8          3,838
Annuity contracts in payment period                                                                17,816
---------------------------------------------------------------------------------------------------------
International Equity Fund II:
Non-Qualified VII                                   82.29%                     1,077,889.2     28,922,440
Non-Qualified VIII                                  82.58%                           130.8          3,229
---------------------------------------------------------------------------------------------------------
Prime Money Fund II:
Non-Qualified VII                                    3.17%                       729,506.2      8,657,471
---------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:
Non-Qualified VII                                   (1.99%)                    1,036,547.5     12,814,411
---------------------------------------------------------------------------------------------------------
Utility Fund II:
Non-Qualified VII                                    0.27%                     1,415,963.0     26,497,792
Non-Qualified VIII                                   0.42%                            67.1          1,043
Annuity contracts in payment period                                                                59,670
---------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
Equity-Income Portfolio:
Non-Qualified V                                      5.01%                       236,374.1      4,318,918
Non-Qualified V (0.75)                               5.54%                       519,884.7      9,683,767
Non-Qualified VII                                    4.84%                     6,104,314.1    133,577,684
Non-Qualified VIII                                   5.00%                       992,829.0     15,576,658
Non-Qualified IX                                     4.74%                         8,863.0        160,839
Non-Qualified X                                      5.01%                        11,369.5        207,738
Non-Qualified XII                                    4.59%             (2)           653.9          6,965

Variable Annuity Account B

                                                      Value
                                                     Per Unit
                                                     --------
                                               Beginning    End of
                                                 of Year     Year
------------------------------------------------------------------
Equity-Income Portfolio (continued):
Non-Qualified XIII                              $ 9.911    $10.438
Non-Qualified XIV                                 9.897     10.392
Non-Qualified XV                                  9.891     10.369
------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                                  19.155     25.999
Non-Qualified V (0.75)                           19.430     26.504
Non-Qualified VII                                26.348     35.706
Non-Qualified VIII                               17.420     23.643
Non-Qualified IX                                 19.072     25.822
Non-Qualified X                                  19.155     25.999
Non-Qualified XII                                12.390     16.024
Non-Qualified XIII                               10.265     12.649
Non-Qualified XIV                                10.231     12.628
Non-Qualified XV                                 10.793     12.618
Non-Qualified XVII                               22.058     26.366
------------------------------------------------------------------
High Income Portfolio:
Non-Qualified VII                                13.168     14.042
Non-Qualified VIII                               11.798     12.601
Non-Qualified XIII                                8.949      9.586
Non-Qualified XIV                                 8.936      9.544
Non-Qualified XV                                  8.930      9.523
Annuity contracts in payment period
------------------------------------------------------------------
Overseas Portfolio:
Non-Qualified V                                  13.786     19.419
Non-Qualified V (0.75)                           13.984     19.796
Non-Qualified VII                                15.210     21.391
Non-Qualified VIII                               12.879     18.139
Non-Qualified IX                                 13.727     19.287
------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
Asset Manager Portfolio:
Non-Qualified VII                                17.786     19.482
Non-Qualified VIII                               14.783     16.218
------------------------------------------------------------------
Contrafund Portfolio:
Non-Qualified V                                  19.735     24.217
Non-Qualified V (0.75)                           20.018     24.687
Non-Qualified VII                                21.872     26.797
Non-Qualified VIII                               17.492     21.463
Non-Qualified IX                                 19.649     24.052
Non-Qualified X                                  19.735     24.217
Non-Qualified XII                                11.460     13.787
Non-Qualified XIII                               10.535     12.966
Non-Qualified XIV                                10.521     12.909
Non-Qualified XV                                 10.514     12.881
Non-Qualified XVII                               23.549     27.241
------------------------------------------------------------------
Index 500 Portfolio:
Non-Qualified VII                                22.727     27.005
Non-Qualified VIII                               18.925     22.522
------------------------------------------------------------------
Investment Grade Bond Portfolio:
Non-Qualified VII                                12.446     12.143
Non-Qualified VIII                               11.918     11.834
------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Non-Qualified V                                  20.433     45.486
Non-Qualified V (0.75)                           20.726     46.370
Non-Qualified VII                                20.410     45.363

                                                Increase (Decrease)                  Units
                                                    in Value of                   Outstanding    Reserves
                                                    Accumulation                    at End        at End
                                                        Unit                        of Year       of Year
-----------------------------------------------------------------------------------------------------------
Equity-Income Portfolio (continued):
Non-Qualified XIII                                      5.32%                       735,175.3   $ 7,673,717
Non-Qualified XIV                                       5.00%                     1,507,319.6    15,664,494
Non-Qualified XV                                        4.83%                       471,011.6     4,884,128
-----------------------------------------------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                                        35.73%                       474,648.7    12,340,278
Non-Qualified V (0.75)                                 36.41%                       874,557.2    23,179,283
Non-Qualified VII                                      35.52%                     4,177,865.8   149,173,411
Non-Qualified VIII                                     35.72%                       831,556.3    19,660,094
Non-Qualified IX                                       35.39%                          23,653       610,766
Non-Qualified X                                        35.73%                          32,858       854,269
Non-Qualified XII                                      29.33%         (2)               4,299        68,894
Non-Qualified XIII                                     23.22%         (8)            84,394.1     1,067,531
Non-Qualified XIV                                      23.43%         (8)             124,948     1,577,908
Non-Qualified XV                                       16.91%         (9)              35,352       446,070
Non-Qualified XVII                                     19.53%         (8)                 152         4,017
-----------------------------------------------------------------------------------------------------------
High Income Portfolio:
Non-Qualified VII                                       6.64%                     2,739,738.4    38,471,925
Non-Qualified VIII                                      6.81%                       688,515.9     8,675,998
Non-Qualified XIII                                      7.12%                       590,620.8     5,661,907
Non-Qualified XIV                                       6.80%                       712,099.4     6,796,569
Non-Qualified XV                                        6.64%                       244,926.9     2,332,548
Annuity contracts in payment period                                                                 755,677
-----------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Non-Qualified V                                        40.86%                        37,274.5       723,834
Non-Qualified V (0.75)                                 41.56%                       182,516.9     3,613,179
Non-Qualified VII                                      40.64%                       685,323.4    14,659,617
Non-Qualified VIII                                     40.84%                        58,815.1     1,066,865
Non-Qualified IX                                       40.50%                         1,319.3        25,445
-----------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
Asset Manager Portfolio:
Non-Qualified VII                                       9.54%                       951,972.5    18,546,594
Non-Qualified VIII                                      9.71%                       183,310.4     2,972,868
-----------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Non-Qualified V                                        22.71%                       449,134.2    10,876,529
Non-Qualified V (0.75)                                 23.32%                       732,242.8    18,077,121
Non-Qualified VII                                      22.52%                     5,373,380.6   143,990,372
Non-Qualified VIII                                     22.70%                       787,797.1    16,908,448
Non-Qualified IX                                       22.41%                        20,988.0       504,802
Non-Qualified X                                        22.71%                        13,750.2       332,984
Non-Qualified XII                                      20.31%         (2)             5,460.5        75,287
Non-Qualified XIII                                     23.08%                     1,126,346.9    14,604,330
Non-Qualified XIV                                      22.70%                     1,682,679.9    21,722,393
Non-Qualified XV                                       22.51%                       604,941.5     7,792,281
Non-Qualified XVII                                     15.68%         (8)             4,165.7       113,477
-----------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Non-Qualified VII                                      18.82%                     5,394,050.7   145,664,290
Non-Qualified VIII                                     19.01%                     1,101,288.9    24,803,345
-----------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
Non-Qualified VII                                      (2.43%)                      339,030.3     4,116,714
Non-Qualified VIII                                     (0.70%)        (2)                 282         3,336
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Non-Qualified V                                       122.61%                       828,592.3    37,689,170
Non-Qualified V (0.75)                                123.73%                     1,056,343.2    48,982,313
Non-Qualified VII                                     122.26%                     2,409,624.0   109,306,960

Variable Annuity Account B

                                                Value
                                               Per Unit          Increase (Decrease)                 Units
                                               --------              in Value of                  Outstanding     Reserves
                                          Beginning   End of         Accumulation                   at End         at End
                                           of Year     Year             Unit                         of Year       of Year
----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio (continued):
Non-Qualified VIII                         $14.162   $31.525           122.60%                      532,220.6   $ 16,778,169
Non-Qualified IX                            20.345    45.177           122.05%                       29,489.6      1,332,245
Non-Qualified X                             20.433    45.486           122.61%                       34,550.4      1,571,554
Non-Qualified XII                           12.588    26.089           107.25%        (2)            11,071.3        288,842
Non-Qualified XIII                          11.042    24.654           123.27%                    1,018,786.6     25,116,929
Non-Qualified XIV                           11.027    24.546           122.60%                      994,779.9     24,418,006
Non-Qualified XV                            11.020    24.492           122.25%                      368,329.7      9,021,250
Non-Qualified XVII                          32.641    53.698            64.51%        (8)             2,971.5        159,562
----------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Non-Qualified V                             19.880    24.886            25.18%                      527,201.1     13,120,149
Non-Qualified V (0.75)                      20.165    25.370            25.81%                      545,606.2     13,842,073
Non-Qualified VII                           22.101    27.623            24.99%                    2,773,991.6     76,624,788
Non-Qualified VIII                          17.569    21.992            25.18%                      807,835.2     17,766,013
Non-Qualified IX                            19.794    24.717            24.87%                        6,162.6        152,321
Non-Qualified X                             19.880    24.886            25.18%                       12,100.9        301,148
Non-Qualified XII                           12.137    14.479            19.30%        (2)               435.6          6,307
Non-Qualified XIII                          10.945    13.742            25.56%                    1,721,021.8     23,649,433
Non-Qualified XIV                           10.930    13.681            25.17%                    2,130,089.6     29,142,690
Non-Qualified XV                            10.923    13.651            24.97%                      778,170.3     10,623,120
Non-Qualified XVII                          21.430    24.954            16.44%        (8)             3,842.0         95,873
----------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Non-Qualified V                             15.509    15.562             0.34%                       73,596.4      1,145,287
Non-Qualified V (0.75)                      15.731    15.864             0.85%                      190,660.1      3,024,702
Non-Qualified VII                           15.405    15.433             0.18%                      783,971.0     12,099,259
Non-Qualified VIII                          12.873    12.916             0.33%                      249,484.1      3,222,452
Non-Qualified IX                            15.442    15.456             0.09%                        2,079.7         32,143
Non-Qualified X                             15.509    15.562             0.34%                        3,109.8         48,393
Non-Qualified XII                           10.355    10.404             0.47%        (2)               977.9         10,175
----------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                             20.651    29.366            42.20%                      432,037.4     12,687,006
Non-Qualified V (0.75)                      20.948    29.936            42.91%                      668,408.8     20,009,591
Non-Qualified VII                           24.532    34.828            41.97%                    2,701,099.3     94,073,291
Non-Qualified VIII                          17.461    24.827            42.19%                      521,852.0     12,956,249
Non-Qualified IX                            20.562    29.166            41.84%                       11,840.3        345,332
Non-Qualified X                             20.651    29.366            42.20%                       29,283.9        859,939
Non-Qualified XII                           12.040    16.313            35.49%        (2)             4,195.4         68,441
Non-Qualified XIII                          10.938    15.599            42.61%                    1,611,326.8     25,135,000
Non-Qualified XIV                           10.923    15.531            42.19%                    2,407,009.9     37,382,714
Non-Qualified XV                            10.915    15.497            41.98%                      647,595.6     10,035,592
Non-Qualified XVII                          25.578    32.068            25.37%        (8)               597.3         19,154
Annuity contracts in payment period                                                                                9,348,397
----------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Non-Qualified V                             21.320    34.626            62.41%                      902,510.1     31,250,007
Non-Qualified V (0.75)                      21.626    35.298            63.22%                    1,601,735.3     56,538,428
Non-Qualified VII                           24.039    38.979            62.15%                    7,044,821.4    274,600,411
Non-Qualified VIII                          17.358    28.189            62.40%                    1,226,255.8     34,566,580
Non-Qualified IX                            21.228    34.390            62.00%                       31,114.7      1,070,046
Non-Qualified X                             21.320    34.626            62.41%                       44,861.0      1,553,341
Non-Qualified XII                           10.532    16.613            57.74%        (2)            17,701.2        294,069
Non-Qualified XIII                           9.576    15.599            62.90%                    1,828,182.5     28,517,271
Non-Qualified XIV                            9.563    15.531            62.41%                    2,118,679.7     32,904,339
Non-Qualified XV                             9.557    15.497            62.15%                      583,969.4      9,049,494
Non-Qualified XVII                          26.861    38.687            44.03%        (8)              1,791          69,295
Annuity contracts in payment period                                                                               11,305,698
----------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

                                                  Value
                                                 Per Unit          Increase (Decrease)                 Units
                                                 --------              in Value of                Outstanding    Reserves
                                         Beginning   End of           Accumulation                    at End      at End
                                           of Year    Year                Unit                       of Year      of Year
---------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.:
Non-Qualified VII                         $ 6.090    $13.640           123.97%                      188,713.2   $ 2,574,027
---------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Non-Qualified V                            11.030     12.428            12.67%                       57,915.6       719,794
Non-Qualified V (0.75)                     11.189     12.670            13.24%                       65,369.7       828,244
Non-Qualified VII                          10.932     12.298            12.50%                      129,841.3     1,596,776
Non-Qualified IX                           10.982     12.344            12.40%                          191.3         2,361
Non-Qualified X                            11.030     12.428            12.67%                        1,753.1        21,788
---------------------------------------------------------------------------------------------------------------------------
MFS Funds:
Global Government Series:
Non-Qualified VII                          10.860     10.440            (3.87%)                     138,331.0     1,444,158
Non-Qualified VIII                         10.904     10.498            (3.72%)                      18,979.9       199,256
---------------------------------------------------------------------------------------------------------------------------
Total Return Series:
Non-Qualified VII                          14.432     14.669             1.64%                    2,056,862.5    30,172,256
Non-Qualified VIII                         14.491     14.751             1.79%                      483,032.7     7,125,264
Non-Qualified XIII                         10.171     10.385             2.10%                      321,447.1     3,338,204
Non-Qualified XIV                          10.157     10.339             1.79%                      675,245.9     6,981,698
Non-Qualified XV                           10.150     10.317             1.65%                      307,462.6     3,172,022
---------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Series Trust:
Growth & Income Portfolio:
Non-Qualified XIII                          9.816     10.960            11.65%        (4)            10,140.8       111,141
Non-Qualified XIV                          10.189     10.937             7.34%        (4)            60,270.6       659,166
Non-Qualified XV                           10.056     10.925             8.64%        (4)             3,629.1        39,649
---------------------------------------------------------------------------------------------------------------------------
Small Cap Portfolio:
Non-Qualified XIV                          11.067     11.828             6.88%        (6)            14,182.0       167,748
Non-Qualified XV                            9.764     11.816            21.02%        (9)               404.1         4,774
---------------------------------------------------------------------------------------------------------------------------
Tactical Allocation Portfolio:
Non-Qualified XIII                          9.451     10.651            12.70%        (4)           101,507.5     1,081,178
Non-Qualified XIV                           9.852     10.629             7.89%        (4)           541,486.6     5,755,371
Non-Qualified XV                            9.567     10.618            10.99%        (5)            49,695.2       527,646
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund/VA:
Non-Qualified VII                          13.520     24.477            81.04%                      734,833.6    17,986,178
Non-Qualified VIII                         13.556     24.578            81.31%                      251,982.6     6,193,324
Non-Qualified XIII                          9.362     17.027            81.87%                      102,851.7     1,751,223
Non-Qualified XIV                           9.350     16.952            81.30%                      139,614.8     2,366,791
Non-Qualified XV                            9.343     16.915            81.04%                       58,764.5       994,008
Annuity contracts in payment period                                                                               1,639,824
---------------------------------------------------------------------------------------------------------------------------
Global Securities Fund/VA:
Non-Qualified V                            10.018     15.681            56.53%                       12,402.0       194,472
Non-Qualified V (0.75)                     10.053     15.814            57.31%                       38,363.3       606,665
Non-Qualified VII                          12.982     20.287            56.27%                      346,236.2     7,024,157
Non-Qualified VIII                         13.016     20.372            56.52%                       82,152.5     1,673,576
Non-Qualified IX                           10.001     15.615            56.13%                          952.8        14,878
---------------------------------------------------------------------------------------------------------------------------
Main Street Growth & Income Fund/VA:
Non-Qualified VII                          13.199     15.839            20.00%                    1,942,405.4    30,766,659
Non-Qualified VIII                         13.234     15.905            20.18%                      685,331.0    10,900,475
Non-Qualified XIII                          9.080     10.946            20.55%                      341,457.9     3,737,521
Non-Qualified XIV                           9.067     10.898            20.19%                      737,210.2     8,034,042
Non-Qualified XV                            9.061     10.874            20.01%                      255,252.7     2,775,606
Annuity contracts in payment period                                                                                 151,990
---------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund/VA:
Non-Qualified V                             9.895     10.048             1.55%                        5,339.8        53,654
Non-Qualified V (0.75)                      9.929     10.133             2.05%                        3,553.3        36,007

Variable Annuity Account B

                                                      Value
                                                     Per Unit
                                                     --------
                                             Beginning   End of
                                              of Year     Year
----------------------------------------------------------------
Strategic Bond Fund/VA (continued):
Non-Qualified VII                             $ 10.921   $11.072
Non-Qualified VIII                              10.950    11.118
Non-Qualified IX                                 9.878    10.006
Non-Qualified XIII                               9.823    10.005
Non-Qualified XIV                                9.810     9.961
Non-Qualified XV                                 9.803     9.939
Annuity contracts in payment period
----------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Non-Qualified V                                 19.489    29.040
Non-Qualified V (0.75)                          19.769    29.605
Non-Qualified VII                               18.803    27.973
Non-Qualified VIII                              12.761    19.012
Non-Qualified IX                                19.405    28.843
Non-Qualified X                                 19.489    29.040
Non-Qualified XII                               10.087    16.210
Non-Qualified XIII                              10.371    15.499
Non-Qualified XIV                               10.357    15.431
Non-Qualified XV                                10.350    15.397
Non-Qualified XVII                              21.207    28.739
Annuity contracts in payment period
----------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Non-Qualified V                                 15.481    18.963
Non-Qualified V (0.75)                          15.703    19.332
Non-Qualified VI                                13.080    16.032
Non-Qualified VII                               15.331    18.750
Non-Qualified VIII                              10.532    12.901
Non-Qualified IX                                15.414    18.834
Non-Qualified X                                 15.481    18.963
Non-Qualified XIII                              10.113    12.424
Non-Qualified XIV                               10.099    12.370
Non-Qualified XV                                10.092    12.343
----------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Non-Qualified V                                 26.713    39.254
Non-Qualified V (0.75)                          27.097    40.017
Non-Qualified VII                               12.686    18.612
Non-Qualified VIII                              12.708    18.672
Non-Qualified IX                                26.598    38.987
Non-Qualified X                                 26.713    39.254
Non-Qualified XII                               10.883    15.732
Non-Qualified XIII                              10.193    15.023
Non-Qualified XIV                               10.180    14.957
Non-Qualified XV                                10.173    14.924
Non-Qualified XVII                              33.592    43.155
Annuity contracts in payment period
----------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Non-Qualified V                                 21.057    32.942
Non-Qualified V (0.75)                          21.359    33.582
Non-Qualified VII                               11.640    18.181
Non-Qualified VIII                              11.659    18.238
Non-Qualified IX                                20.966    32.718
Non-Qualified X                                 21.057    32.942
Non-Qualified XII                               10.107    15.541
Non-Qualified XIII                               9.248    14.511

                                              Increase (Decrease)                Units
                                                  in Value of                 Outstanding      Reserves
                                                  Accumulation                  at End          at End
                                                      Unit                      of Year        of Year
---------------------------------------------------------------------------------------------------------
Strategic Bond Fund/VA (continued):
Non-Qualified VII                                    1.38%                      831,202.9    $  9,203,371
Non-Qualified VIII                                   1.53%                      307,277.8       3,416,465
Non-Qualified IX                                     1.30%                          114.2           1,143
Non-Qualified XIII                                   1.85%                      247,094.9       2,472,154
Non-Qualified XIV                                    1.54%                      321,796.7       3,205,447
Non-Qualified XV                                     1.39%                      118,823.90      1,181,015
Annuity contracts in payment period                                                               228,810
---------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Non-Qualified V                                     49.01%                      485,026.4      14,085,159
Non-Qualified V (0.75)                              49.75%                      457,664.5      13,548,971
Non-Qualified VII                                   48.77%                    4,571,239.7     127,872,111
Non-Qualified VIII                                  48.99%                      554,655.3      10,545,302
Non-Qualified IX                                    48.64%                       11,546.9         333,043
Non-Qualified X                                     49.01%                       12,141.7         352,595
Non-Qualified XII                                   60.70%         (2)           12,647.9         205,025
Non-Qualified XIII                                  49.45%                      360,243.8       5,583,250
Non-Qualified XIV                                   48.99%                      421,058.9       6,497,276
Non-Qualified XV                                    48.76%                      173,670.9       2,673,998
Non-Qualified XVII                                  35.52%         (8)              546.7          15,710
Annuity contracts in payment period                                                             1,531,267
---------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Non-Qualified V                                     22.49%                      408,869.5       7,753,575
Non-Qualified V (0.75)                              23.11%                      331,760.0       6,413,686
Non-Qualified VI                                    22.57%                        9,318.3         149,388
Non-Qualified VII                                   22.30%                    3,631,867.0      68,096,121
Non-Qualified VIII                                  22.49%                      576,382.1       7,435,639
Non-Qualified IX                                    22.19%                       18,743.4         353,021
Non-Qualified X                                     22.49%                      135,419.7       2,568,024
Non-Qualified XIII                                  22.85%                      208,889.0       2,595,276
Non-Qualified XIV                                   22.49%                      434,220.7       5,371,244
Non-Qualified XV                                    22.30%                      145,910.2       1,800,924
---------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Non-Qualified V                                     46.95%                      278,561.6      10,934,611
Non-Qualified V (0.75)                              47.68%                      202,966.2       8,122,064
Non-Qualified VII                                   46.71%                      975,016.1      18,147,137
Non-Qualified VIII                                  46.93%                      289,619.5       5,407,687
Non-Qualified IX                                    46.58%                        3,143.4         122,552
Non-Qualified X                                     46.95%                        9,451.0         370,986
Non-Qualified XII                                   44.56%         (2)              188.4           2,964
Non-Qualified XIII                                  47.39%                      207,410.2       3,115,879
Non-Qualified XIV                                   46.93%                      361,089.0       5,400,856
Non-Qualified XV                                    46.70%                       99,417.2       1,483,731
Non-Qualified XVII                                  28.47%         (8)            1,516.2          65,431
Annuity contracts in payment period                                                             1,763,893
---------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Non-Qualified V                                     56.44%                      316,726.40     10,433,693
Non-Qualified V (0.75)                              57.23%                      331,361.7      11,127,920
Non-Qualified VII                                   56.19%                      183,802.0       3,341,658
Non-Qualified VIII                                  56.43%                       80,485.4       1,467,904
Non-Qualified IX                                    56.05%                        5,869.2         192,030
Non-Qualified X                                     56.44%                        4,496.1         148,113
Non-Qualified XII                                   53.76%         (2)              229.6           3,568
Non-Qualified XIII                                  56.91%                      292,269.5       4,241,163

Variable Annuity Account B

                                                                Value
                                                               Per Unit
                                                               --------
                                                         Beginning   End of
                                                          of Year     Year
----------------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Non-Qualified XIV                                         $ 9.236    $14.448
Non-Qualified XV                                            9.229     14.416
Annuity contracts in payment period
----------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Non-Qualified V                                            18.146     21.922
Non-Qualified V (0.75)                                     18.407     22.348
Non-Qualified VII                                          23.078     27.835
Non-Qualified VIII                                         16.682     20.151
Non-Qualified IX                                           18.068     21.773
Non-Qualified X                                            18.146     21.922
Non-Qualified XII                                          10.925     13.248
Non-Qualified XVII                                         21.843     25.309
Annuity contracts in payment period
----------------------------------------------------------------------------
Total
============================================================================

                                                          Increase (Decrease)                  Units
                                                              in Value of                   Outstanding      Reserves
                                                              Accumulation                    at End          at End
                                                                  Unit                        of Year         of Year
------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Non-Qualified XIV                                               56.43%                         180,821.9  $    2,612,466
Non-Qualified XV                                                56.20%                         122,088.7       1,760,035
Annuity contracts in payment period                                                                              123,723
------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Non-Qualified V                                                 20.81%                           177,799       3,897,694
Non-Qualified V (0.75)                                          21.41%                           314,992       7,039,487
Non-Qualified VII                                               20.61%                       3,902,488.8     108,627,153
Non-Qualified VIII                                              20.79%                         304,101.7       6,127,882
Non-Qualified IX                                                20.51%                          10,243.8         223,037
Non-Qualified X                                                 20.81%                           4,490.9          98,450
Non-Qualified XII                                               21.26%           (2)             1,255.7          16,635
Non-Qualified XVII                                              15.87%           (8)             1,557.1          39,409
Annuity contracts in payment period                                                                              723,814
------------------------------------------------------------------------------------------------------------------------
Total                                                                                                     $6,173,851,032
========================================================================================================================

   Non-Qualified 1964   Individual contracts issued from December 1, 1964 to March 14, 1967.
   Non-Qualified V      Certain AetnaPlus contracts issued in connection with Deferred Compensation Plans issued since August
                        28, 1992, and certain individual non-qualified contracts.
   Non-Qualified VI     Certain existing contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).
   Non-Qualified VII    Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual
                        Retirement Annuity contracts issued since May 4, 1994.
   Non-Qualified VIII   Certain individual Retirement Annuity contracts issued since May 1, 1998.
   Non-Qualified IX     Group AetnaPlus contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with Deferred Compensation Plans.
   Non-Qualified X      Group AetnaPlus contracts containing contractual limits on fees, issued in connection with Deferred
                        Compensation Plans and as individual non-qualified contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.
   Non-Qualified XI     Certain contracts, previously valued under Non-Qualified VI, containing contractual limits limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.
   Non-Qualified XIII   Certain individual Retirement Annuity contracts issued since October 1, 1998.
   Non-Qualified XIV    Certain individual Retirement Annuity contracts issued since September 1, 1998.
   Non-Qualified XV     Certain individual Retirement Annuity contracts issued since September 1, 1998.
   Non-Qualified XVII   Group AetnaPlus contracts issued in connection with Deferred Compensation Plans having contract modifications effective May 29, 1997.

Notes to Condensed Financial Information:

 (1) -- Reflects less than a full year of performance activity. Funds were first received in this option during January 1999.

 (2) -- Reflects less than a full year of performance activity. Funds were first received in this option during March 1999.

 (3) -- Reflects less than a full year of performance activity. Funds were first received in this option during April 1999.

 (4) -- Reflects less than a full year of performance activity. Funds were first received in this option during May 1999.

 (5) -- Reflects less than a full year of performance activity. Funds were first received in this option during June 1999.

 (6) -- Reflects less than a full year of performance activity. Funds were first received in this option during July 1999.

 (7) -- Reflects less than a full year of performance activity. Funds were first received in this option during August 1999.

 (8) -- Reflects less than a full year of performance activity. Funds were first received in this option during September 1999.

 (9) -- Reflects less than a full year of performance activity. Funds were first received in this option during October 1999.

(10) -- Reflects less than a full year of performance activity. Funds were first received in this option during November 1999.

(11) -- Reflects less than a full year of performance activity. Funds were first received in this option during December 1999.

See Notes to Financial Statements

Variable Annuity Account B

Notes to Financial Statements - December 31, 1999

1.  Summary of Significant Accounting Policies

    Variable Annuity Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

    a. Valuation of Investments
    Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1999:

     Aetna Ascent VP                           Fidelity Variable Insurance Products Fund:
     Aetna Balanced VP, Inc.                   o Equity-Income Portfolio
     Aetna Bond VP                             o Growth Portfolio
     Aetna Crossroads VP                       o High Income Portfolio
     Aetna Get Fund, Series C                  o Overseas Portfolio
     Aetna Get Fund, Series D                  Fidelity Variable Insurance Products Fund II:
     Aetna Get Fund, Series E                  o Asset Manager Portfolio
     Aetna Get Fund, Series G                  o Contrafund Portfolio
     Aetna Get Fund, Series H                  o Index 500 Portfolio
     Aetna Growth and Income VP                o Investment Grade Bond Portfolio
     Aetna Growth VP                           Janus Aspen Series:
     Aetna High Yield VP                       o Aggressive Growth Portfolio
     Aetna Index Plus Large Cap VP             o Balanced Portfolio
     Aetna Index Plus Mid Cap VP               o Flexible Income Portfolio
     Aetna Index Plus Small Cap VP             o Growth Portfolio
     Aetna International VP                    o Worldwide Growth Portfolio
     Aetna Legacy VP                           Lexington Emerging Markets Fund, Inc.
     Aetna Money Market VP                     Lexington Natural Resources Trust Fund
     Aetna Real Estate Securities VP           MFS Funds:
     Aetna Small Company VP                    o Global Government Series
     Aetna Value Opportunity VP                o Total Return Series
     AIM V.I. Funds:                           Mitchell Hutchins Series Trust:
     o Capital Appreciation Fund               o Growth & Income Portfolio
     o Growth and Income Fund                  o Small Cap portfolio
     o Growth Fund                             o Tactical Allocation Portfolio
     o Value Fund                              Oppenheimer Funds:
     Alger American Funds:                     o Aggressive Growth Fund/VA
     o Balanced Portfolio                      o Global Securities Fund/VA
     o Income & Growth Portfolio               o Main Street Growth & Income Fund/VA
     o Leveraged AllCap Portfolio              o Strategic Bond Fund/VA
     American Century VP Funds:                 Portfolio Partners, Inc. (PPI):
     o Balanced Fund                           o PPI MFS Emerging Equities Portfolio
     o International Fund                      o PPI MFS Research Growth Portfolio
     Calvert Social Balanced Portfolio         o PPI MFS Value Equity Portfolio
     Federated Insurance Series:               o PPI Scudder International Growth Portfolio
     o American Leaders Fund II                o PPI T. Rowe Price Growth Equity Portfolio
     o Equity Income Fund II
     o Growth Strategies Fund II
     o High Income Bond Fund II
     o International Equity Fund II
     o Prime Money Fund II
     o U.S. Government Securities Fund II
     o Utility Fund II

Variable Annuity Account B

    b. Other
    Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

    c. Federal Income Taxes
    The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

    d. Annuity Reserves
    Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.  Valuation Period Deductions

    Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.  Dividend Income

    On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
    (loss) in the Statement of Operations.

4.  Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 1999 aggregated $3,435,456,040 and $1,971,718,606.

Variable Annuity Account B

5.  Supplemental Information to Statements of Operations

-----------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                         Valuation       Proceeds         Cost of
                                                          Period           from         Investments
                                        Dividends        Deductions        Sales           Sold
-----------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation       $1,340,444        ($270,151)     $9,313,006      $8,698,919
-----------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation       26,401,416       (2,291,480)     33,436,167      27,637,858
-----------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation        6,124,925       (1,115,110)     40,901,359      41,151,754
-----------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation        1,502,501         (342,919)      8,948,614       8,113,257
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Annuity contracts in accumulation        7,848,121         (128,073)     19,750,183      23,962,269
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Annuity contracts in accumulation        1,957,571          (74,044)      3,666,266       2,463,747
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Annuity contracts in accumulation        3,756,117       (2,728,466)     32,922,228      32,044,756
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Annuity contracts in accumulation        2,481,190       (1,968,291)      9,474,528       9,239,165
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:
Annuity contracts in accumulation          102,974         (208,523)        522,773         511,829
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series H:
Annuity contracts in accumulation                0             (535)              0               0
-----------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation      207,834,884      (12,198,695)    237,901,365     210,303,160
-----------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation        3,084,013         (580,261)     51,360,082      42,601,164
-----------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Annuity contracts in accumulation           23,128           (2,983)        278,712         305,621
-----------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation        9,509,103       (1,876,028)     67,290,981      54,385,900
-----------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Annuity contracts in accumulation          158,723           (7,101)      5,181,529       5,178,353
-----------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Annuity contracts in accumulation            2,021           (8,247)      1,258,038       1,253,262
-----------------------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation          343,759          (29,531)     12,411,249      11,614,440
-----------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation        1,676,882         (417,080)     10,198,632       9,520,795
-----------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation        7,203,776       (2,397,398)    588,072,224     585,938,903
-----------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation           98,540          (19,120)      1,488,862       1,583,368
-----------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Annuity contracts in accumulation          299,261         (252,577)      9,437,948       8,942,352
-----------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                   Net Unrealized                  Net               Net
                                            Net                  Gain (Loss)                 Change in    Increase (Decrease)
                                         Realized                -----------                Unrealized       in Net Assets
                                        Gain (Loss)       Beginning          End           Gain (Loss)      Resulting from
                                      on Investments       of Year         of Year       on Investments       Operations
-------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation         $614,087         ($204,552)        $483,736         $688,288        $2,372,668
-------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation        5,798,309        13,657,518        6,704,110       (6,953,408)       22,954,837
-------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation         (250,395)         (271,440)      (6,898,223)      (6,626,783)       (1,867,363)
-------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation          835,357           455,992          548,689           92,697         2,087,636
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Annuity contracts in accumulation       (4,212,086)        3,285,620                0       (3,285,620)          222,342
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Annuity contracts in accumulation        1,202,519         2,432,614          786,857       (1,645,757)        1,440,289
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Annuity contracts in accumulation          877,472           (64,824)       9,587,836        9,652,660        11,557,783
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Annuity contracts in accumulation          235,363                 0       23,410,070       23,410,070        24,158,332
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:
Annuity contracts in accumulation           10,944                 0        5,934,910        5,934,910         5,840,305
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series H:
Annuity contracts in accumulation                0                 0            2,439            2,439             1,904
-------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation       27,598,205       (14,386,593)     (68,936,164)     (54,549,571)      168,684,823
-------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation        8,758,918         4,054,739        8,580,844        4,526,105        15,788,775
-------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Annuity contracts in accumulation          (26,909)          (38,627)         (16,080)          22,547            15,783
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation       12,905,081         9,544,413       23,757,249       14,212,836        34,750,992
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Annuity contracts in accumulation            3,176            25,068          (42,233)         (67,301)           87,497
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Annuity contracts in accumulation            4,776             8,264           96,292           88,028            86,578
-------------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation          796,809            (4,447)         330,445          334,892         1,445,929
-------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation          677,837           230,393          (38,204)        (268,597)        1,669,042
-------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation        2,133,321         1,434,703        1,765,548          330,845         7,270,544
-------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation          (94,506)          (78,505)        (181,523)        (103,018)         (118,104)
-------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Annuity contracts in accumulation          495,596         1,188,423        6,242,096        5,053,673         5,595,953
-------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5.  Supplemental Information to Statements of Operations (continued):

------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                         Valuation      Proceeds       Cost of
                                                           Period         from       Investments
                                         Dividends       Deductions       Sales         Sold
------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation          $797,048       ($226,028)   $7,969,978    $6,860,631
------------------------------------------------------------------------------------------------------
Capital Appreciation Fund:
Annuity contracts in accumulation           199,178         (36,849)    1,961,367     1,742,638
------------------------------------------------------------------------------------------------------
Growth and Income Fund:
Annuity contracts in accumulation           179,109        (106,709)      716,417       632,280
------------------------------------------------------------------------------------------------------
Growth Fund:
Annuity contracts in accumulation           631,309         (62,029)      747,792       656,292
------------------------------------------------------------------------------------------------------
Value Fund:
Annuity contracts in accumulation           629,443        (155,450)    2,307,793     2,034,925
------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:
Annuity contracts in accumulation           454,912         (85,354)    1,556,530     1,053,499
------------------------------------------------------------------------------------------------------
 Income & Growth Portfolio:
Annuity contracts in accumulation           914,221        (222,145)    2,270,282     1,259,702
------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
Annuity contracts in accumulation         1,249,119        (271,946)    3,592,783     1,650,828
------------------------------------------------------------------------------------------------------
American Century VP Funds:
 Balanced Fund:
Annuity contracts in accumulation           683,536         (56,724)    1,675,116     1,632,360
------------------------------------------------------------------------------------------------------
 International Fund:
Annuity contracts in accumulation                 0         (80,728)    1,365,915       995,445
------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation           247,325         (26,165)      406,307       370,404
------------------------------------------------------------------------------------------------------
Federated Insurance Series:
 American Leaders Fund II:
Annuity contracts in accumulation        13,552,341      (1,896,640)   21,302,731    12,295,752
------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
Annuity contracts in accumulation           830,081        (412,745)    4,773,203     3,622,910
------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
Annuity contracts in accumulation                 0        (459,868)    4,243,118     2,328,173
------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
Annuity contracts in accumulation         4,081,257        (651,738)   10,263,690     9,738,521
------------------------------------------------------------------------------------------------------
 International Equity Fund II:
Annuity contracts in accumulation           503,745        (271,182)    3,123,504     1,926,381
------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
Annuity contracts in accumulation           411,869        (127,832)    9,317,264     9,315,041
------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
Annuity contracts in accumulation           733,040        (203,519)    4,193,043     3,940,186
------------------------------------------------------------------------------------------------------
 Utility Fund II:
Annuity contracts in accumulation         2,100,934        (397,724)    5,009,213     3,572,281
------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                  Net Unrealized               Net                Net
                                             Net                Gain (Loss)             Change in     Increase (Decrease)
                                          Realized              -----------            Unrealized        in Net Assets
                                         Gain (Loss)     Beginning         End         Gain (Loss)      Resulting from
                                       on Investments     of Year        of Year     on Investments       Operations
----------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation        $1,109,347      $1,733,031    $2,822,690        $1,089,659       $2,770,026
----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund:
Annuity contracts in accumulation           218,729          19,720     2,111,777         2,092,057        2,473,115
----------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund:
Annuity contracts in accumulation            84,137          17,765     3,746,947         3,729,182        3,885,719
----------------------------------------------------------------------------------------------------------------------------
Growth Fund:
Annuity contracts in accumulation            91,500          12,342     2,711,961         2,699,619        3,360,399
----------------------------------------------------------------------------------------------------------------------------
Value Fund:
Annuity contracts in accumulation           272,868          22,553     4,671,998         4,649,445        5,396,306
----------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                        503,031       1,582,996     2,168,767           585,771        1,458,360
----------------------------------------------------------------------------------------------------------------------------
 Income & Growth Portfolio:
Annuity contracts in accumulation         1,010,580       4,215,812     8,170,558         3,954,746        5,657,402
----------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
Annuity contracts in accumulation         1,941,955       6,533,437    15,044,425         8,510,988       11,430,116
----------------------------------------------------------------------------------------------------------------------------
American Century VP Funds:
 Balanced Fund:
Annuity contracts in accumulation            42,756         487,853       113,895          (373,958)         295,610
----------------------------------------------------------------------------------------------------------------------------
 International Fund:
Annuity contracts in accumulation           370,470         743,148     3,420,828         2,677,680        2,967,422
----------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation            35,903          14,930         8,210            (6,720)         250,343
----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series:
 American Leaders Fund II:
Annuity contracts in accumulation         9,006,979      37,231,660    23,291,163       (13,940,497)       6,722,183
----------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
Annuity contracts in accumulation         1,150,293       3,973,133     6,982,904         3,009,771        4,577,400
----------------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
Annuity contracts in accumulation         1,914,945       5,244,563    22,782,494        17,537,931       18,993,008
----------------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
Annuity contracts in accumulation           525,169       2,714,767      (768,082)       (3,482,849)         471,839
----------------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:
Annuity contracts in accumulation         1,197,123       3,819,534    15,689,012        11,869,478       13,299,164
----------------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
Annuity contracts in accumulation             2,223           2,223             0            (2,223)         284,037
----------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
Annuity contracts in accumulation           252,857       1,013,377       (71,689)       (1,085,066)        (302,688)
----------------------------------------------------------------------------------------------------------------------------
 Utility Fund II:
Annuity contracts in accumulation         1,436,932       7,053,257     3,900,529        (3,152,728)         (12,586)
----------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5.  Supplemental Information to Statements of Operations (continued):

----------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                 Valuation       Proceeds        Cost of
                                                                  Period           from        Investments
                                                 Dividends      Deductions         Sales          Sold
----------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
 Equity-Income Portfolio:
Annuity contracts in accumulation                $8,367,628     ($2,573,916)    $30,786,251    $23,310,042
----------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                16,174,596      (2,218,187)     15,856,150     10,078,861
----------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
Annuity contracts in accumulation                 5,027,115        (781,519)     15,051,314     17,531,702
----------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
Annuity contracts in accumulation                   639,927        (217,131)     17,051,576     15,470,272
----------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Annuity contracts in accumulation                 1,521,294        (290,423)      3,958,472      3,549,278
----------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Annuity contracts in accumulation                 6,677,923      (2,522,798)     42,148,010     26,560,684
----------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Annuity contracts in accumulation                 2,351,381      (2,155,269)     61,376,663     41,833,912
----------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
Annuity contracts in accumulation                   278,742         (67,977)      1,529,299      1,459,169
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Annuity contracts in accumulation                 4,328,099      (1,464,290)    180,428,933    153,089,375
----------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
Annuity contracts in accumulation                 3,289,917      (1,574,299)      7,838,806      4,594,554
----------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Annuity contracts in accumulation                 1,403,262        (265,146)      9,325,969      9,178,770
----------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                   990,849      (1,633,385)     22,246,086     14,336,557
----------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation                   538,521      (3,924,479)     85,749,085     54,113,435
----------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.:
Annuity contracts in accumulation                     8,564         (22,933)        463,764        730,052
----------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                    20,628         (42,793)      1,388,088      1,704,273
----------------------------------------------------------------------------------------------------------------
MFS Funds:
 Global Government Series: (1)
Annuity contracts in accumulation                   103,104         (25,617)      1,099,699      1,092,429
----------------------------------------------------------------------------------------------------------------
 Total Return Series:
Annuity contracts in accumulation                 2,209,450        (612,684)      5,002,849      3,909,198
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                            Net Unrealized                Net
                                                      Net                 Gain (Loss)              Change in
                                                   Realized               -----------             Unrealized
                                                  Gain (Loss)      Beginning         End          Gain (Loss)
                                                on Investments      of Year        of Year      on Investments
--------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
 Equity-Income Portfolio:
Annuity contracts in accumulation                  $7,476,209     $22,859,546    $17,824,133      $(5,035,413)
--------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                   5,777,289      33,940,400     67,658,735       33,718,335
--------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
Annuity contracts in accumulation                  (2,480,388)     (4,425,686)    (2,606,690)       1,818,996
--------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
Annuity contracts in accumulation                   1,581,304         669,980      4,814,866        4,144,886
--------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Annuity contracts in accumulation                     409,194       1,633,427      1,897,225          263,798
--------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Annuity contracts in accumulation                  15,587,326      35,201,475     56,818,405       21,616,930
--------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Annuity contracts in accumulation                  19,542,751      25,538,020     32,900,456        7,362,436
--------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
Annuity contracts in accumulation                      70,130         478,048         75,103         (402,945)
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Annuity contracts in accumulation                  27,339,558       8,106,849    100,137,615       92,030,766
--------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
Annuity contracts in accumulation                   3,244,252      15,241,071     40,182,173       24,941,102
--------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Annuity contracts in accumulation                     147,199         255,193       (999,230)      (1,254,423)
--------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                   7,909,529      12,281,148     56,878,486       44,597,338
--------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation                  31,635,650      37,241,442    183,495,928      146,254,486
--------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.:
Annuity contracts in accumulation                    (266,288)     (1,196,659)       579,071        1,775,730
--------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                    (316,185)     (1,266,269)      (494,145)         772,124
--------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Global Government Series: (1)
Annuity contracts in accumulation                       7,270         102,292        (52,025)        (154,317)
--------------------------------------------------------------------------------------------------------------------
 Total Return Series:
Annuity contracts in accumulation                   1,093,651       3,834,735      1,850,808       (1,983,927)
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------
Year Ended December 31, 1999                            Net
                                                Increase (Decrease)
                                                   in Net Assets
                                                  Resulting from
                                                    Operations
-----------------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
 Equity-Income Portfolio:
Annuity contracts in accumulation                    $8,234,508
-----------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                    53,452,033
-----------------------------------------------------------------------
 High Income Portfolio:
Annuity contracts in accumulation                     3,584,204
-----------------------------------------------------------------------
 Overseas Portfolio:
Annuity contracts in accumulation                     6,148,986
-----------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Annuity contracts in accumulation                     1,903,863
-----------------------------------------------------------------------
 Contrafund Portfolio:
Annuity contracts in accumulation                    41,359,381
-----------------------------------------------------------------------
 Index 500 Portfolio:
Annuity contracts in accumulation                    27,101,299
-----------------------------------------------------------------------
 Investment Grade Bond Portfolio:
Annuity contracts in accumulation                      (122,050)
-----------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Annuity contracts in accumulation                   122,234,133
-----------------------------------------------------------------------
 Balanced Portfolio:
Annuity contracts in accumulation                    29,900,972
-----------------------------------------------------------------------
 Flexible Income Portfolio:
Annuity contracts in accumulation                        30,892
-----------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                    51,864,331
-----------------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation                   174,504,178
-----------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.:
Annuity contracts in accumulation                     1,495,073
-----------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                       433,774
-----------------------------------------------------------------------
MFS Funds:
 Global Government Series: (1)
Annuity contracts in accumulation                       (69,560)
-----------------------------------------------------------------------
 Total Return Series:
Annuity contracts in accumulation                       706,490
-----------------------------------------------------------------------

Variable Annuity Account B

5.  Supplemental Information to Statements of Operations (continued):

------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                  Valuation          Proceeds          Cost of
                                                                    Period             from          Investments
                                                 Dividends        Deductions          Sales              Sold
------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Series Trust:
 Growth & Income Portfolio:
Annuity contracts in accumulation                        $3           $(2,950)         $134,571          $132,047
------------------------------------------------------------------------------------------------------------------------
 Small Cap Portfolio:
Annuity contracts in accumulation                     5,932              (761)            1,608             1,675
------------------------------------------------------------------------------------------------------------------------
 Tactical Allocation Portfolio:
Annuity contracts in accumulation                   473,308           (12,484)          259,982           250,453
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Aggressive Growth Fund/VA: (2)
Annuity contracts in accumulation                         0          (228,766)       29,784,999        24,129,999
------------------------------------------------------------------------------------------------------------------------
 Global Securities Fund/VA: (3)
Annuity contracts in accumulation                   280,254           (94,735)        6,574,995         4,790,427
------------------------------------------------------------------------------------------------------------------------
 Main Street Growth & Income Fund/VA: (4)
Annuity contracts in accumulation                   454,029          (588,876)        5,827,992         5,360,308
------------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (5)
Annuity contracts in accumulation                   786,643          (214,526)        4,087,701         4,296,040
------------------------------------------------------------------------------------------------------------------------
Portfolio Partners,Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                 1,395,386        (1,803,211)       69,154,424        53,471,073
------------------------------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                   179,933        (1,192,525)       22,188,694        17,498,425
------------------------------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                 1,111,624          (447,967)        6,884,756         4,709,438
------------------------------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                 1,024,592          (243,925)       75,090,895        65,822,845
------------------------------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                 2,862,703        (1,607,370)       19,816,183        14,545,431
------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B               $372,453,223     ($ 59,498,930)   $1,971,718,606    $1,728,629,845
========================================================================================================================

----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                             Net Unrealized                 Net
                                                     Net                  Gain (Loss)                Change in
                                                  Realized                -----------               Unrealized
                                                 Gain (Loss)       Beginning           End          Gain (Loss)
                                               on Investments       of Year          of Year      on Investments
----------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Series Trust:
 Growth & Income Portfolio:
Annuity contracts in accumulation                     $2,524               $0          $74,102          $74,102
----------------------------------------------------------------------------------------------------------------------
 Small Cap Portfolio:
Annuity contracts in accumulation                        (67)               0            9,469            9,469
----------------------------------------------------------------------------------------------------------------------
 Tactical Allocation Portfolio:
Annuity contracts in accumulation                      9,529                0           35,469           35,469
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Aggressive Growth Fund/VA: (2)
Annuity contracts in accumulation                  5,655,000        1,243,228        8,288,775        7,045,547
----------------------------------------------------------------------------------------------------------------------
 Global Securities Fund/VA: (3)
Annuity contracts in accumulation                  1,784,568          786,005        2,312,761        1,526,756
----------------------------------------------------------------------------------------------------------------------
 Main Street Growth & Income Fund/VA: (4)
Annuity contracts in accumulation                    467,684         (435,824)       7,488,511        7,924,335
----------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (5)
Annuity contracts in accumulation                   (208,339)          47,663          (12,690)         (60,353)
----------------------------------------------------------------------------------------------------------------------
Portfolio Partners,Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                 15,683,351       19,423,983       64,359,069       44,935,086
----------------------------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                  4,690,269       11,016,482       26,374,011       15,357,529
----------------------------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                  2,175,318        3,770,053       17,014,014       13,243,961
----------------------------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                  9,268,050          863,502        3,641,431        2,777,929
----------------------------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                  5,270,752       24,891,619       40,800,081       15,908,462
----------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B                $243,088,761     $349,806,583     $860,262,998     $510,456,415
======================================================================================================================

----------------------------------------------------------------------
Year Ended December 31, 1999                           Net
                                               Increase (Decrease)
                                                  in Net Assets
                                                 Resulting from
                                                   Operations
----------------------------------------------------------------------
Mitchell Hutchins Series Trust:
 Growth & Income Portfolio:
Annuity contracts in accumulation                       $73,679
----------------------------------------------------------------------
 Small Cap Portfolio:
Annuity contracts in accumulation                        14,573
----------------------------------------------------------------------
 Tactical Allocation Portfolio:
Annuity contracts in accumulation                       505,822
----------------------------------------------------------------------
Oppenheimer Funds:
 Aggressive Growth Fund/VA: (2)
Annuity contracts in accumulation                    12,471,781
----------------------------------------------------------------------
 Global Securities Fund/VA: (3)
Annuity contracts in accumulation                     3,496,843
----------------------------------------------------------------------
 Main Street Growth & Income Fund/VA: (4)
Annuity contracts in accumulation                     8,257,172
----------------------------------------------------------------------
 Strategic Bond Fund/VA: (5)
Annuity contracts in accumulation                       303,425
----------------------------------------------------------------------
Portfolio Partners,Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                    60,210,612
----------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                    19,035,206
----------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                    16,082,936
----------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                    12,826,646
----------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                    22,434,547
----------------------------------------------------------------------
Total Variable Annuity Account B                 $1,066,499,469
======================================================================

(1) - Effective May 1, 1999, MFS Worldwide Government Series name changed to MFS Global Government Series.
(2) - Effective May 1, 1999, Oppenheimer Aggressive Growth Fund/OVAF's name changed to Oppenheimer Aggressive Growth Fund/VA.
(3) - Effective May 1, 1999, Oppenheimer Global Securities Fund/OVAF's name changed to Oppenheimer Global Securities Fund/VA.
(4) - Effective May 1, 1999, Oppenheimer Growth and Income Fund/OVAF's name changed to Oppenheimer Main Street Growth and Income Fund/VA.
(5) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund/OVAF's name changed to Oppenheimer Strategic Bond Fund/VA.

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets

----------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                   Net
                                                              Net           Change in
                                             Net           Realized        Unrealized
                                          Investment      Gain (Loss)      Gain (Loss)
                                            Income      on Investments   on Investments
----------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation         $1,070,293        $614,087          $688,288
----------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation         24,109,936       5,798,309        (6,953,408)
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation          5,009,815        (250,395)       (6,626,783)
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation          1,159,582         835,357            92,697
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation          7,720,048      (4,212,086)       (3,285,620)
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation          1,883,527       1,202,519        (1,645,757)
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation          1,027,651         877,472         9,652,660
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series E:
 Annuity contracts in accumulation            512,899         235,363        23,410,070
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series G:
 Annuity contracts in accumulation           (105,549)         10,944         5,934,910
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series H:
 Annuity contracts in accumulation               (535)              0             2,439
----------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation        195,636,189      27,598,205       (54,549,571)
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation          2,503,752       8,758,918         4,526,105
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna High Yield VP:
 Annuity contracts in accumulation             20,145         (26,909)           22,547
----------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation          7,633,075      12,905,081        14,212,836
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP:
 Annuity contracts in accumulation            151,622           3,176           (67,301)
----------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP:
 Annuity contracts in accumulation             (6,226)          4,776            88,028
----------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation            314,228         796,809           334,892
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation          1,259,802         677,837          (268,597)
 Annuity contracts in payment period
----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Year Ended December 31, 1999                    Net
                                        Increase (Decrease)           Net Assets
                                           in Net Assets              ----------
                                             from Unit         Beginning         End
                                           Transactions         of Year        of Year
-----------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation           ($7,289,731)     $24,898,190    $19,981,127
-----------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation           (10,869,045)     176,154,146    180,920,898
 Annuity contracts in payment period                           18,758,905     26,077,945
-----------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation            10,606,260       85,100,187     93,390,139
 Annuity contracts in payment period                            5,213,758      5,662,703
-----------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation            (6,748,440)      28,289,880     23,405,948
 Annuity contracts in payment period                            1,317,322      1,540,450
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation           (19,622,110)      19,399,768              0
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation            (3,591,840)       9,276,019      7,124,468
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation            75,168,020       89,907,126    176,632,929
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series E:
 Annuity contracts in accumulation           357,540,044                0    381,698,376
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series G:
 Annuity contracts in accumulation           206,014,754                0    211,855,059
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series H:
 Annuity contracts in accumulation             1,725,051                0      1,726,955
-----------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation          (106,172,195)     955,586,320    980,638,280
 Annuity contracts in payment period                          155,197,661    192,658,329
-----------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation            25,546,818       28,467,187     66,260,594
 Annuity contracts in payment period                            1,199,857      4,742,043
-----------------------------------------------------------------------------------------
 Aetna High Yield VP:
 Annuity contracts in accumulation                  (487)         230,386        245,682
-----------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation           117,244,893       85,248,495    198,210,089
 Annuity contracts in payment period                            1,829,647     40,863,938
-----------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP:
 Annuity contracts in accumulation               403,520          375,745        866,762
-----------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP:
 Annuity contracts in accumulation              (145,065)         969,800        911,313
-----------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation             1,562,914        1,528,847      4,434,269
 Annuity contracts in payment period                                2,086        105,507
-----------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation            (7,254,086)      32,331,905     26,597,646
 Annuity contracts in payment period                            2,822,843      2,972,058
-----------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

---------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                  Net
                                                             Net           Change in
                                             Net          Realized        Unrealized
                                         Investment      Gain (Loss)      Gain (Loss)
                                           Income      on Investments   on Investments
---------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation       $4,806,378      $2,133,321           $330,845
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation           79,420         (94,506)          (103,018)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation           46,684         495,596          5,053,673
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation          571,020       1,109,347          1,089,659
---------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation          162,329         218,729          2,092,057
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation           72,400          84,137          3,729,182
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation          569,280          91,500          2,699,619
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation          473,993         272,868          4,649,445
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Alger American Funds:
  Balanced Portfolio:
 Annuity contracts in accumulation          369,558         503,031            585,771
---------------------------------------------------------------------------------------
  Income & Growth Portfolio:
 Annuity contracts in accumulation          692,076       1,010,580          3,954,746
---------------------------------------------------------------------------------------
  Leveraged AllCap Portfolio:
 Annuity contracts in accumulation          977,173       1,941,955          8,510,988
---------------------------------------------------------------------------------------
 American Century VP Funds:
  Balanced Fund:
 Annuity contracts in accumulation          626,812          42,756           (373,958)
---------------------------------------------------------------------------------------
  International Fund:
 Annuity contracts in accumulation          (80,728)        370,470          2,677,680
---------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation          221,160          35,903             (6,720)
---------------------------------------------------------------------------------------
 Federated Insurance Series:
  American Leaders Fund II:
 Annuity contracts in accumulation       11,655,701       9,006,979        (13,940,497)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Equity Income Fund II:
 Annuity contracts in accumulation          417,336       1,150,293          3,009,771
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Growth Strategies Fund II:
 Annuity contracts in accumulation         (459,868)      1,914,945         17,537,931
---------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Year Ended December 31, 1999                    Net
                                        Increase (Decrease)            Net Assets
                                           in Net Assets               ----------
                                             from Unit         Beginning          End
                                           Transactions         of Year         of Year
-------------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation           $58,499,955     $149,772,871    $214,710,443
 Annuity contracts in payment period                              229,509       1,062,436
-------------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation             1,076,287          965,259       1,925,817
 Annuity contracts in payment period                               16,278          13,903
-------------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation             1,501,029       18,295,242      25,125,952
 Annuity contracts in payment period                              197,498         463,770
-------------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation            (4,540,412)      18,689,212      16,918,826
-------------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation             7,199,232          298,792       9,923,942
 Annuity contracts in payment period                                    0          47,197
-------------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation            19,382,908          221,558      22,700,889
 Annuity contracts in payment period                                    0         789,296
-------------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation            15,273,804          296,860      18,608,980
 Annuity contracts in payment period                                    0         322,083
-------------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation            35,726,392          703,970      40,884,392
 Annuity contracts in payment period                                    0         942,276
-------------------------------------------------------------------------------------------
 Alger American Funds:
  Balanced Portfolio:
 Annuity contracts in accumulation            (1,430,177)       6,185,618       6,213,801
-------------------------------------------------------------------------------------------
  Income & Growth Portfolio:
 Annuity contracts in accumulation            (2,033,469)      15,463,737      19,087,670
-------------------------------------------------------------------------------------------
  Leveraged AllCap Portfolio:
 Annuity contracts in accumulation            (3,289,670)      16,971,895      25,112,341
-------------------------------------------------------------------------------------------
 American Century VP Funds:
  Balanced Fund:
 Annuity contracts in accumulation            (1,575,541)       4,732,298       3,452,367
-------------------------------------------------------------------------------------------
  International Fund:
 Annuity contracts in accumulation            (1,259,618)       5,791,227       7,499,031
-------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation               380,705        1,958,082       2,589,130
-------------------------------------------------------------------------------------------
 Federated Insurance Series:
  American Leaders Fund II:
 Annuity contracts in accumulation           (16,005,273)     134,398,144     125,105,874
 Annuity contracts in payment period                               51,858          61,038
-------------------------------------------------------------------------------------------
  Equity Income Fund II:
 Annuity contracts in accumulation            (2,848,736)      28,656,460      30,384,515
 Annuity contracts in payment period                                7,576           8,185
-------------------------------------------------------------------------------------------
  Growth Strategies Fund II:
 Annuity contracts in accumulation               234,105       27,450,515      46,677,628
-------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

-------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                            Net
                                                                       Net           Change in
                                                      Net           Realized        Unrealized
                                                   Investment      Gain (Loss)      Gain (Loss)
                                                     Income      on Investments   on Investments
-------------------------------------------------------------------------------------------------
  High Income Bond Fund II:
 Annuity contracts in accumulation                  $3,429,519        $525,169      $(3,482,849)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
  International Equity Fund II:
 Annuity contracts in accumulation                     232,563       1,197,123       11,869,478
-------------------------------------------------------------------------------------------------
  Prime Money Fund II:
 Annuity contracts in accumulation                     284,037           2,223           (2,223)
-------------------------------------------------------------------------------------------------
  U.S. Government Securities Fund II:
 Annuity contracts in accumulation                     529,521         252,857       (1,085,066)
-------------------------------------------------------------------------------------------------
  Utility Fund II:
 Annuity contracts in accumulation                   1,703,210       1,436,932       (3,152,728)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation                   5,793,712       7,476,209       (5,035,413)
-------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                  13,956,409       5,777,289       33,718,335
-------------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation                   4,245,596      (2,480,388)       1,818,996
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation                     422,796       1,581,304        4,144,886
-------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation                   1,230,871         409,194          263,798
-------------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation                   4,155,125      15,587,326       21,616,930
-------------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation                     196,112      19,542,751        7,362,436
-------------------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                     210,765          70,130         (402,945)
-------------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation                   2,863,809      27,339,558       92,030,766
-------------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation                   1,715,618       3,244,252       24,941,102
-------------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation                   1,138,116         147,199       (1,254,423)
-------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                    (642,536)      7,909,529       44,597,338
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation                  (3,385,958)     31,635,650      146,254,486
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund, Inc.:
 Annuity contracts in accumulation                     (14,369)       (266,288)       1,775,730
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                             Net
                                                 Increase (Decrease)           Net Assets
                                                    in Net Assets              ----------
                                                      from Unit         Beginning         End
                                                    Transactions         of Year        of Year
--------------------------------------------------------------------------------------------------
  High Income Bond Fund II:
 Annuity contracts in accumulation                   $(8,553,264)      $49,887,731    $41,788,490
 Annuity contracts in payment period                                             0         17,816
--------------------------------------------------------------------------------------------------
  International Equity Fund II:
 Annuity contracts in accumulation                    (1,894,959)       17,521,464     28,925,669
--------------------------------------------------------------------------------------------------
  Prime Money Fund II:
 Annuity contracts in accumulation                       306,114         8,067,320      8,657,471
--------------------------------------------------------------------------------------------------
  U.S. Government Securities Fund II:
 Annuity contracts in accumulation                    (2,937,725)       16,054,824     12,814,411
--------------------------------------------------------------------------------------------------
  Utility Fund II:
 Annuity contracts in accumulation                    (3,766,513)       30,329,937     26,498,835
 Annuity contracts in payment period                                         7,667         59,670
--------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation                     7,411,679       176,108,721    191,754,908
--------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                    17,013,720       138,516,768    208,982,521
--------------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation                     9,278,961        49,328,098     61,938,947
 Annuity contracts in payment period                                       503,361        755,677
--------------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation                    (3,946,889)       17,886,843     20,088,940
--------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation                      (799,139)       20,414,738     21,519,462
--------------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation                    30,664,230       162,974,413    234,998,024
--------------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation                     1,630,498       141,735,838    170,467,635
--------------------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                    (1,453,541)        5,695,641      4,120,050
--------------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation                    95,062,093        57,368,774    274,665,000
--------------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation                    83,194,454        72,228,489    185,323,915
--------------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation                    (1,081,920)       20,633,439     19,582,411
--------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                   101,412,913        68,058,273    213,572,309
 Annuity contracts in payment period                                     1,585,189      9,348,397
--------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation                    59,587,939       243,902,115    470,413,281
 Annuity contracts in payment period                                     3,724,747     11,305,698
--------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund, Inc.:
 Annuity contracts in accumulation                      (430,469)        1,509,423      2,574,027
--------------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                          Net
                                                                     Net           Change in
                                                    Net           Realized        Unrealized
                                                 Investment      Gain (Loss)      Gain (Loss)
                                                   Income      on Investments   on Investments
-----------------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                 $(22,165)       $(316,185)        $772,124
-----------------------------------------------------------------------------------------------
 MFS Funds:
  Global Government Series: (1)
 Annuity contracts in accumulation                   77,487            7,270         (154,317)
-----------------------------------------------------------------------------------------------
  Total Return Series:
 Annuity contracts in accumulation                1,596,766        1,093,651       (1,983,927)
-----------------------------------------------------------------------------------------------
 Mitchell Hutchins Series Trust:
  Growth & Income Portfolio:
 Annuity contracts in accumulation                   (2,947)           2,524           74,102
-----------------------------------------------------------------------------------------------
  Small Cap Portfolio:
 Annuity contracts in accumulation                    5,171              (67)           9,469
-----------------------------------------------------------------------------------------------
  Tactical Allocation Portfolio:
 Annuity contracts in accumulation                  460,824            9,529           35,469
-----------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund/VA: (2)
 Annuity contracts in accumulation                 (228,766)       5,655,000        7,045,547
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  Global Securities Fund/VA: (3)
 Annuity contracts in accumulation                  185,519        1,784,568        1,526,756
-----------------------------------------------------------------------------------------------
  Main Street Growth & Income Fund/VA: (4)
 Annuity contracts in accumulation                 (134,847)         467,684        7,924,335
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  Strategic Bond Fund/VA: (5)
 Annuity contracts in accumulation                  572,117         (208,339)         (60,353)
 Annuity contracts in payment period                      0                0                0
-----------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                 (407,825)      15,683,351       44,935,086
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation               (1,012,592)       4,690,269       15,357,529
-----------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                  663,657        2,175,318       13,243,961
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                  780,667        9,268,050        2,777,929
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                1,255,333        5,270,752       15,908,462
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  Total Variable Annuity Account B             $312,954,293     $243,088,761     $510,456,415
===============================================================================================

------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                           Net
                                               Increase (Decrease)              Net Assets
                                                  in Net Assets                 ----------
                                                    from Unit          Beginning            End
                                                  Transactions          of Year           of Year
------------------------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                  $(1,219,704)        $3,954,893        $3,168,963
------------------------------------------------------------------------------------------------------
  MFS Funds:
 Global Government Series: (1)
 Annuity contracts in accumulation                     (301,164)         2,014,138         1,643,414
------------------------------------------------------------------------------------------------------
  Total Return Series:
 Annuity contracts in accumulation                   11,945,226         38,137,728        50,789,444
------------------------------------------------------------------------------------------------------
 Mitchell Hutchins Series Trust:
  Growth & Income Portfolio:
 Annuity contracts in accumulation                      736,277                  0           809,956
------------------------------------------------------------------------------------------------------
  Small Cap Portfolio:
 Annuity contracts in accumulation                      157,949                  0           172,522
------------------------------------------------------------------------------------------------------
  Tactical Allocation Portfolio:
 Annuity contracts in accumulation                    6,858,373                  0         7,364,195
------------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund/VA: (2)
 Annuity contracts in accumulation                    6,541,844         11,917,723        29,291,524
 Annuity contracts in payment period                                             0         1,639,824
------------------------------------------------------------------------------------------------------
  Global Securities Fund/VA: (3)
 Annuity contracts in accumulation                   (1,636,196)         7,653,101         9,513,748
------------------------------------------------------------------------------------------------------
  Main Street Growth & Income Fund/VA: (4)
 Annuity contracts in accumulation                   12,915,912         35,193,209        56,214,303
 Annuity contracts in payment period                                             0           151,990
------------------------------------------------------------------------------------------------------
  Strategic Bond Fund/VA: (5)
 Annuity contracts in accumulation                    6,368,812         12,897,019        19,569,256
 Annuity contracts in payment period                     27,229            201,581           228,810
------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                   (9,039,734)       131,150,274       181,712,440
 Annuity contracts in payment period                                       922,555         1,531,267
------------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                   (5,108,995)        88,610,687       102,536,898
------------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   10,888,326         27,062,849        53,173,898
 Annuity contracts in payment period                                       903,680         1,763,893
------------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                    5,029,371         17,577,310        35,328,550
 Annuity contracts in payment period                                        18,946           123,723
------------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                  (14,489,363)       118,791,854       126,069,747
 Annuity contracts in payment period                                        56,523           723,814
------------------------------------------------------------------------------------------------------
 Total Variable Annuity Account B                $1,150,783,141     $3,956,568,422    $6,173,851,032
======================================================================================================

(1) - Effective May 1, 1999, MFS Worldwide Government Series name changed to MFS Global Government Series.
(2) - Effective May 1, 1999, Oppenheimer Aggressive Growth Fund/OVAF's name changed to Oppenheimer Aggressive Growth Fund/VA.
(3) - Effective May 1, 1999, Oppenheimer Global Securities Fund/OVAF's name changed to Oppenheimer Global Securities Fund/VA.
(4) - Effective May 1, 1999, Oppenheimer Growth and Income Fund/OVAF's name changed to Oppenheimer Main Street Growth and Income Fund/VA.
(5) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund/OVAF's name changed to Oppenheimer Strategic Bond Fund/VA.

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                    Net
                                                               Net           Change in
                                              Net           Realized        Unrealized
                                           Investment      Gain (Loss)      Gain (Loss)
                                             Income      on Investments   on Investments
-----------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation            $878,477        $871,974      ($1,238,982)
-----------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation          28,982,565       4,413,800       (7,474,240)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation           4,385,261       2,012,976       (1,053,158)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation             792,688         438,508         (248,169)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation           4,701,182       1,466,703       (2,909,123)
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation             974,026       1,329,280          288,064
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation             284,442              60          (64,824)
-----------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation         183,021,214      29,084,074      (82,062,430)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation            (127,836)       (347,867)       4,999,810
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna High Yield VP: (7)
 Annuity contracts in accumulation              21,541              42          (38,627)
-----------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (8)
 Annuity contracts in accumulation           3,193,925       3,120,964        8,202,029
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP: (9)
 Annuity contracts in accumulation              17,150          (7,168)          25,068
-----------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP: (10)
 Annuity contracts in accumulation              36,190         (33,035)           8,264
-----------------------------------------------------------------------------------------
 Aetna International VP: (11)
 Annuity contracts in accumulation              72,618         (50,060)          (4,447)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Legacy VP: (12)
 Annuity contracts in accumulation           1,112,714         509,928         (325,629)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Money Market VP: (13)
 Annuity contracts in accumulation           4,609,417         958,394            4,835
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (14)
 Annuity contracts in accumulation              45,121         (25,500)         (78,505)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Small Company VP: (15)
 Annuity contracts in accumulation             (18,206)     (1,755,032)       1,488,099
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Year Ended December 31, 1998                     Net
                                         Increase (Decrease)           Net Assets
                                            in Net Assets              ----------
                                              from Unit         Beginning         End
                                            Transactions         of Year        of Year
------------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation             $3,942,985      $20,443,736    $24,898,190
------------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation              6,148,805      150,761,384    176,154,146
 Annuity contracts in payment period                            12,080,737     18,758,905
------------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation             12,050,394       69,236,488     85,100,187
 Annuity contracts in payment period                             3,681,984      5,213,758
------------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation              8,303,550       20,250,904     28,289,880
 Annuity contracts in payment period                                69,721      1,317,322
------------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation             (4,718,918)      20,859,924     19,399,768
------------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation             (4,244,458)      10,929,107      9,276,019
------------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation             89,687,448                0     89,907,126
------------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation            (42,142,027)     892,006,381    955,586,320
 Annuity contracts in payment period                           130,876,769    155,197,661
------------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation             21,924,027        3,210,344     28,467,187
 Annuity contracts in payment period                                 8,566      1,199,857
------------------------------------------------------------------------------------------
 Aetna High Yield VP: (7)
 Annuity contracts in accumulation                247,430                0        230,386
------------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (8)
 Annuity contracts in accumulation             44,321,436       28,074,705     85,248,495
 Annuity contracts in payment period                               165,083      1,829,647
------------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP: (9)
 Annuity contracts in accumulation                340,695                0        375,745
------------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP: (10)
 Annuity contracts in accumulation                958,381                0        969,800
------------------------------------------------------------------------------------------
 Aetna International VP: (11)
 Annuity contracts in accumulation              1,512,822                0      1,528,847
 Annuity contracts in payment period                                     0          2,086
------------------------------------------------------------------------------------------
 Aetna Legacy VP: (12)
 Annuity contracts in accumulation             13,863,127       18,710,015     32,331,905
 Annuity contracts in payment period                             1,284,593      2,822,843
------------------------------------------------------------------------------------------
 Aetna Money Market VP: (13)
 Annuity contracts in accumulation             19,490,597      124,939,137    149,772,871
 Annuity contracts in payment period                                     0        229,509
------------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (14)
 Annuity contracts in accumulation              1,040,421                0        965,259
 Annuity contracts in payment period                                     0         16,278
------------------------------------------------------------------------------------------
 Aetna Small Company VP: (15)
 Annuity contracts in accumulation             12,670,750        6,059,783     18,295,242
 Annuity contracts in payment period                                47,346        197,498
------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

--------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                 Net
                                                            Net           Change in
                                            Net          Realized        Unrealized
                                         Investment     Gain (Loss)      Gain (Loss)
                                           Income    on Investments   on Investments
--------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (16)
 Annuity contracts in accumulation          $32,768        $(95,362)      $2,278,113
--------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation            4,604           2,342           19,720
--------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation            2,446           3,734           17,765
--------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation            9,531           3,714           12,342
--------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation           24,489           5,144           22,553
--------------------------------------------------------------------------------------
 Alger American Funds:
  Balanced Portfolio:
 Annuity contracts in accumulation          404,757         212,710          891,394
--------------------------------------------------------------------------------------
  Income & Growth Portfolio:
 Annuity contracts in accumulation        1,261,633       1,121,965        1,506,757
--------------------------------------------------------------------------------------
  Leveraged AllCap Portfolio:
 Annuity contracts in accumulation          428,467       1,178,197        4,993,194
--------------------------------------------------------------------------------------
 American Century Investments:
  Balanced Fund:
 Annuity contracts in accumulation          528,065          61,039           25,474
--------------------------------------------------------------------------------------
  International Fund:
 Annuity contracts in accumulation          304,847         243,131          381,327
--------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation          127,415         119,256          (44,356)
--------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation        6,762,670       4,643,346        3,051,873
--------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation        9,878,072       5,383,950       19,355,887
--------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation        4,018,324        (478,695)      (7,148,373)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation          820,880         787,883          209,050
--------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation        1,361,761         264,591          495,725
--------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation        4,885,888      11,863,324       16,999,643
--------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation        1,707,451       8,567,398       14,655,179
--------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio:
 Annuity contracts in accumulation          254,649          90,675           90,888
--------------------------------------------------------------------------------------

Year Ended December 31, 1998                    Net
                                        Increase (Decrease)            Net Assets
                                           in Net Assets               ----------
                                             from Unit         Beginning          End
                                           Transactions         of Year         of Year
------------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (16)
 Annuity contracts in accumulation          $12,561,099         $3,912,594    $18,689,212
------------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation              272,126                  0        298,792
------------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation              197,613                  0        221,558
------------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation              271,273                  0        296,860
------------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation              651,784                  0        703,970
------------------------------------------------------------------------------------------
 Alger American Funds:
  Balanced Portfolio:
 Annuity contracts in accumulation             (979,394)         5,656,151      6,185,618
------------------------------------------------------------------------------------------
  Income & Growth Portfolio:
 Annuity contracts in accumulation           (2,575,078)        14,148,460     15,463,737
------------------------------------------------------------------------------------------
  Leveraged AllCap Portfolio:
 Annuity contracts in accumulation           (3,907,972)        14,280,009     16,971,895
------------------------------------------------------------------------------------------
 American Century Investments:
  Balanced Fund:
 Annuity contracts in accumulation             (525,510)         4,643,230      4,732,298
------------------------------------------------------------------------------------------
  International Fund:
 Annuity contracts in accumulation             (991,033)         5,852,955      5,791,227
------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation              784,430            971,337      1,958,082
------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation           22,941,092        138,709,740    176,108,721
------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation           23,497,310         80,401,549    138,516,768
------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation           18,153,824         35,217,837     49,328,098
 Annuity contracts in payment period                                68,542        503,361
------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation            3,064,387         13,004,643     17,886,843
------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation            6,549,586         11,743,075     20,414,738
------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation           21,398,116        107,827,442    162,974,413
------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation           39,819,038         76,986,772    141,735,838
------------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio:
 Annuity contracts in accumulation           (1,318,753)         6,578,182      5,695,641
------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                     Net
                                                                Net           Change in
                                                Net          Realized        Unrealized
                                            Investment      Gain (Loss)      Gain (Loss)
                                              Income      on Investments   on Investments
------------------------------------------------------------------------------------------
 Insurance Management Series:
  American Leaders Fund II:
 Annuity contracts in accumulation          $6,205,550      $4,799,578        $7,120,071
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
  Equity Income Fund II:
 Annuity contracts in accumulation            (222,529)        434,027         3,061,727
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
  Growth Strategies Fund II:
 Annuity contracts in accumulation           1,093,875         720,386         1,686,112
------------------------------------------------------------------------------------------
  High Income Bond Fund II:
 Annuity contracts in accumulation             834,077         852,846        (1,048,315)
------------------------------------------------------------------------------------------
  International Equity Fund II:
 Annuity contracts in accumulation            (216,708)        474,001         2,881,033
------------------------------------------------------------------------------------------
  Prime Money Fund II:
 Annuity contracts in accumulation             263,248               0             2,223
------------------------------------------------------------------------------------------
  U.S. Government Securities Fund II:
 Annuity contracts in accumulation              31,718         275,671           500,178
------------------------------------------------------------------------------------------
  Utility Fund II:
 Annuity contracts in accumulation           1,351,222         735,614         1,252,242
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation            (548,576)     11,062,640         3,512,332
------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation           1,620,017       1,490,655        11,778,213
------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation             842,156         316,618          (112,372)
------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation           2,610,124       7,033,011         6,516,940
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation           5,363,231      21,545,989        19,031,176
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation             133,353        (350,599)         (487,111)
------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation             278,095           3,027        (1,444,141)
------------------------------------------------------------------------------------------
 MFS Funds:
  Total Return Series:
 Annuity contracts in accumulation             372,500         613,337         1,859,586
------------------------------------------------------------------------------------------
  Worldwide Government Series:
 Annuity contracts in accumulation              (5,538)         (1,135)          108,229
------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund:
 Annuity contracts in accumulation              39,364        (225,494)        1,109,442
------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Year Ended December 31, 1998                       Net
                                           Increase (Decrease)            Net Assets
                                              in Net Assets               ----------
                                                from Unit         Beginning          End
                                              Transactions         of Year         of Year
----------------------------------------------------------------------------------------------
 Insurance Management Series:
  American Leaders Fund II:
 Annuity contracts in accumulation               $(524,859)     $116,800,911    $134,398,144
 Annuity contracts in payment period                                  48,751          51,858
----------------------------------------------------------------------------------------------
  Equity Income Fund II:
 Annuity contracts in accumulation               5,452,240        19,938,571      28,656,460
 Annuity contracts in payment period                                       0           7,576
----------------------------------------------------------------------------------------------
  Growth Strategies Fund II:
 Annuity contracts in accumulation               1,241,036        22,709,106      27,450,515
----------------------------------------------------------------------------------------------
  High Income Bond Fund II:
 Annuity contracts in accumulation              (3,963,730)       53,212,853      49,887,731
----------------------------------------------------------------------------------------------
  International Equity Fund II:
 Annuity contracts in accumulation                 437,110        13,946,028      17,521,464
----------------------------------------------------------------------------------------------
  Prime Money Fund II:
 Annuity contracts in accumulation                 271,362         7,530,487       8,067,320
----------------------------------------------------------------------------------------------
  U.S. Government Securities Fund II:
 Annuity contracts in accumulation               2,050,473        13,196,784      16,054,824
----------------------------------------------------------------------------------------------
  Utility Fund II:
 Annuity contracts in accumulation                 695,668        26,302,858      30,329,937
 Annuity contracts in payment period                                       0           7,667
----------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation               4,958,453        38,383,925      57,368,774
----------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation              26,193,826        31,145,778      72,228,489
----------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation               9,052,449        10,534,588      20,633,439
----------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation              12,764,560        40,072,928      68,058,273
 Annuity contracts in payment period                                 645,899       1,585,189
----------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation              39,032,925       160,658,096     243,902,115
 Annuity contracts in payment period                               1,995,445       3,724,747
----------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                (619,636)        2,833,416       1,509,423
----------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation              (1,812,452)        6,930,364       3,954,893
----------------------------------------------------------------------------------------------
 MFS Funds:
  Total Return Series:
 Annuity contracts in accumulation              16,318,427        18,973,878      38,137,728
----------------------------------------------------------------------------------------------
  Worldwide Government Series:
 Annuity contracts in accumulation                 588,287         1,324,295       2,014,138
----------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund:
 Annuity contracts in accumulation               7,306,211         3,688,200      11,917,723
----------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                          Net
                                                                     Net           Change in
                                                    Net           Realized        Unrealized
                                                 Investment      Gain (Loss)      Gain (Loss)
                                                   Income      on Investments   on Investments
-----------------------------------------------------------------------------------------------
  Global Securities Fund:
 Annuity contracts in accumulation                 $317,658        $(373,983)       $786,851
-----------------------------------------------------------------------------------------------
  Growth & Income Fund:
 Annuity contracts in accumulation                  697,969          126,292        (901,751)
-----------------------------------------------------------------------------------------------
  Strategic Bond Fund:
 Annuity contracts in accumulation                   37,162          (25,262)         68,836
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation               (1,172,488)       8,905,074      20,177,815
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation               (1,002,802)       3,344,659      12,179,408
-----------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                 (241,843)       1,430,022       3,549,391
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                 (138,109)       2,709,959         668,075
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                 (835,041)       1,547,217      23,093,697
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  Total Variable Annuity Account B             $283,508,891     $143,410,533     $94,282,077
===============================================================================================

------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998                           Net
                                               Increase (Decrease)              Net Assets
                                                  in Net Assets                 ----------
                                                    from Unit          Beginning            End
                                                  Transactions          of Year           of Year
------------------------------------------------------------------------------------------------------
  Global Securities Fund:
 Annuity contracts in accumulation                  $4,241,638          $2,680,937        $7,653,101
------------------------------------------------------------------------------------------------------
  Growth & Income Fund:
 Annuity contracts in accumulation                  22,581,792          12,688,907        35,193,209
------------------------------------------------------------------------------------------------------
  Strategic Bond Fund:
 Annuity contracts in accumulation                   9,925,163           3,092,701        12,897,019
 Annuity contracts in payment period                                             0           201,581
------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                   8,869,734          94,796,247       131,150,274
 Annuity contracts in payment period                                       496,447           922,555
------------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                   8,222,292          65,867,130        88,610,687
------------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   7,801,278          15,049,606        27,062,849
 Annuity contracts in payment period                                       378,075           903,680
------------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                   1,706,168          12,650,163        17,577,310
 Annuity contracts in payment period                                             0            18,946
------------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                   4,872,246          90,170,258       118,791,854
 Annuity contracts in payment period                                             0            56,523
------------------------------------------------------------------------------------------------------
  Total Variable Annuity Account B                $512,924,064      $2,922,442,857    $3,956,568,422
======================================================================================================

 (1) - Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.
 (2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.
 (3) - Effective May 1, 1998, Aetna Income Shares began doing business under the name Aetna Bond VP.
 (4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.
 (5) - Effective May 1, 1998, Aetna Variable Fund began doing business under the name Aetna Growth and Income VP.
 (6) - Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.
 (7) - Effective May 1, 1998, Aetna High Yield Portfolio's name changed to Aetna High Yield VP.
 (8) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.
 (9) - Effective May 1, 1998, Aetna Index Plus Mid Cap Portfolio's name changed to Aetna Index Plus Mid Cap VP.
(10) - Effective May 1, 1998, Aetna Index Plus Small Cap Portfolio's name changed to Aetna Index Plus Small Cap VP.
(11) - Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.
(12) - Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.
(13) - Effective May 1, 1998, Aetna Variable Encore Fund began doing business under the name Aetna Money Market VP.
(14) - Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.
(15) - Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.
(16) - Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

                          Independent Auditors' Report

The Board of Directors of Aetna Life Insurance and
Annuity Company and Contract Owners of Variable Annuity Account B:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 1999, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 1999, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999, in conformity with generally accepted accounting principles.

                                                                    /s/ KPMG LLP

Hartford, Connecticut
February 11, 2000

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

                  Index to Consolidated Financial Statements

                                                                                       Page
                                                                                       ----
Independent Auditors' Report........................................................    F-2
Consolidated Financial Statements:
   Consolidated Statements of Income for the Years Ended December 31, 1999,
     1998 and 1997..................................................................    F-3
   Consolidated Balance Sheets as of December 31, 1999 and 1998.....................    F-4
   Consolidated Statements of Changes in Shareholder's Equity for the Years Ended
     December 31, 1999, 1998 and 1997...............................................    F-5
   Consolidated Statements of Cash Flows for the Years Ended December 31, 1999, 1998
     and 1997.......................................................................    F-6
   Notes to Consolidated Financial Statements.......................................    F-7

                         Independent Auditors' Report


The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the aforementioned consolidated financial statements present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.



                                                              /s/ KPMG LLP



Hartford, Connecticut
February 7, 2000

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
        (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
                       Consolidated Statements of Income
                                   (millions)

                                                               Years Ended December 31,
                                                       -----------------------------------------
                                                           1999          1998           1997
                                                       -----------   ------------   ------------
Revenue:
 Premiums                                               $  107.5       $   79.4      $   69.1
 Charges assessed against policyholders                    388.3          324.3         262.0
 Net investment income                                     886.3          871.8         881.7
 Net realized capital (losses) gains                       (21.5)          10.4          29.7
 Other income                                              129.7          100.2          96.8
                                                        --------       --------      --------
  Total revenue                                          1,490.3        1,386.1       1,339.3
                                                        --------       --------      --------
Benefits and expenses:
 Current and future benefits                               746.2          714.4         720.4
 Operating expenses:
  Salaries and related benefits                            153.0          141.0         133.5
  Other                                                    214.9          200.8         182.8
 Amortization of deferred policy acquisition costs         104.9           91.2          66.3
                                                        --------       --------      --------
  Total benefits and expenses                            1,219.0        1,147.4       1,103.0
                                                        --------       --------      --------
Income from continuing operations before income
  taxes                                                    271.3          238.7         236.3
Income taxes                                                90.1           66.6          68.4
                                                        --------       --------      --------
Income from continuing operations                          181.2          172.1         167.9
Discontinued operations, net of tax:
 Income from operations                                       --           61.8          67.8
 Amortization of deferred gain on sale                       5.7             --            --
 Immediate gain on sale                                       --           59.0            --
                                                        --------       --------      --------
Net income                                              $  186.9       $  292.9      $  235.7
                                                        ========       ========      ========

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
        (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
                          Consolidated Balance Sheets
                         (millions, except share data)

                                                                     December 31,    December 31,
                                                                         1999            1998
                                                                    -------------   --------------
                              Assets
Investments:
 Debt securities available for sale, at fair value
  (amortized cost: $11,657.9 and $11,571.3)                            $11,410.1       $12,068.2
 Equity securities, available for sale:
  Nonredeemable preferred stock (cost: $134.7 and $202.6)                  130.9           203.3
  Investment in affiliated mutual funds (cost: $63.5 and $96.8)             64.1           100.1
  Common stock (cost: $6.7 and $1.0)                                        11.5             2.0
 Short-term investments                                                     74.2            48.9
 Mortgage loans                                                              6.7            12.7
 Policy loans                                                              314.0           292.2
 Other investments                                                          13.2            12.7
                                                                     -----------     -----------
    Total investments                                                   12,024.7        12,740.1
Cash and cash equivalents                                                  693.3           628.3
Short-term investments under securities loan agreement                     232.5           277.3
Accrued investment income                                                  150.7           151.6
Premiums due and other receivables                                         298.3            61.1
Reinsurance recoverable                                                  3,001.2         2,959.8
Deferred income taxes                                                      150.4           114.3
Deferred policy acquisition costs                                        1,046.4           893.1
Other assets                                                                96.5            70.4
Separate Accounts assets                                                38,692.6        29,430.2
                                                                     -----------     -----------
    Total assets                                                       $56,386.6       $47,326.2
                                                                     ===========     ===========
                    Liabilities and Shareholder's Equity
Liabilities:
 Future policy benefits                                                $ 3,850.4       $ 3,815.9
 Unpaid claims and claim expenses                                           27.3            18.8
 Policyholders' funds left with the Company                             11,121.7        11,305.6
                                                                     -----------     -----------
    Total insurance reserve liabilities                                 14,999.4        15,140.3
 Payables under securities loan agreement                                  232.5           277.3
 Current income taxes                                                       14.7           279.6
 Other liabilities                                                       1,063.0           805.5
 Separate Accounts liabilities                                          38,692.6        29,430.2
                                                                     -----------     -----------
    Total liabilities                                                   55,002.2        45,932.9
                                                                     -----------     -----------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares
  authorized; 55,000 shares issued and outstanding)                          2.8             2.8
 Paid-in capital                                                           431.8           431.8
 Accumulated other comprehensive (loss) income                             (44.8)          104.8
 Retained earnings                                                         994.6           853.9
                                                                     -----------     -----------
    Total shareholder's equity                                           1,384.4         1,393.3
                                                                     -----------     -----------
     Total liabilities and shareholder's equity                        $56,386.6       $47,326.2
                                                                     ===========     ===========

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                        Years Ended December 31,
                                              ---------------------------------------------
                                                   1999            1998            1997
                                              -------------   -------------   -------------
Shareholder's equity, beginning of year          $1,393.3        $1,852.8        $1,618.3
Comprehensive income:
 Net income                                         186.9           292.9           235.7
 Other comprehensive income, net of tax:
   Unrealized (losses) gains on securities
    ($(230.2), $18.2 $49.9, pretax)(1)             (149.6)           11.9            32.4
                                               ----------      ----------      ----------
Total comprehensive income                           37.3           304.8           268.1
                                               ----------      ----------      ----------
Capital contribution                                   --             9.3            (5.0)
Other changes                                         2.8             2.4             5.7
                                               ----------      ----------      ----------
Common stock dividends                              (49.0)         (776.0)          (34.3)
                                               ----------      ----------      ----------
Shareholder's equity, end of year                $1,384.4        $1,393.3        $1,852.8
                                               ==========      ==========      ==========

(1) Net of reclassification adjustments.

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     Consolidated Statements of Cash Flows
                                   (millions)

                                                                                    Years Ended December 31,
                                                                          ---------------------------------------------
                                                                               1999            1998            1997
                                                                          -------------   -------------   -------------
Cash Flows from Operating Activities:
Net income                                                                 $    186.9      $    292.9      $    235.7
Adjustments to reconcile net income to net cash (used for) provided by operating activities:
 Net accretion of discount on investments                                       (26.5)          (29.5)          (66.8)
 Amortization of deferred gain on sale                                          ( 5.7)             --              --
 Immediate gain on sale                                                            --           (59.0)             --
 Net realized capital losses (gains)                                             21.5           (11.1)          (36.0)
 Changes in assets and liabilities:
  Decrease (increase) in accrued investment income                                0.9            11.4           ( 4.0)
  Increase in premiums due and other receivables                                 23.3           (23.7)          (30.0)
  (Increase) decrease in policy loans                                           (21.8)          177.4           (70.3)
  Increase in deferred policy acquisition costs                                (153.3)         (132.8)         (155.8)
  Decrease in reinsurance loan to affiliate                                        --           397.2           231.1
  Net increase in universal life account balances                                55.7           122.9           157.1
  Decrease in other insurance reserve liabilities                               (28.6)          (41.8)         (120.3)
  Decrease in other liabilities and other assets                                (53.9)          (53.6)          (74.0)
  (Decrease) increase in income taxes                                          (259.8)          106.4           (25.8)
                                                                           ----------      ----------      ----------
Net cash (used for) provided by operating activities                           (261.3)          756.7            40.9
                                                                           ----------      ----------      ----------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                                          5,890.1         6,790.2         5,311.4
  Equity securities                                                             111.2           150.1           103.1
  Mortgage loans                                                                  6.1             0.3             0.2
  Life Business                                                                    --           966.5              --
 Investment maturities and collections of:
  Debt securities available for sale                                          1,216.5         1,296.3         1,212.7
  Short-term investments                                                         80.6           135.3           108.4
 Cost of investment purchases in:
  Debt securities available for sale                                         (7,099.7)       (6,706.4)       (6,734.8)
  Equity securities                                                             (13.0)         (125.7)         (113.3)
  Short-term investments                                                       (106.0)          (83.9)         (167.1)
 Increase in property and equipment                                               5.7             9.0            10.0
 Other, net                                                                       3.7        (2,725.9)             --
                                                                           ----------      ----------      ----------
Net cash provided by (used for) investing activities                             95.2          (294.2)         (269.4)
                                                                           ----------      ----------      ----------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts                      2,040.2         1,571.1         1,621.2
 Withdrawals of investment contracts                                         (1,680.8)       (1,393.1)       (1,256.3)
 Capital contribution to Separate Account                                          --              --           (25.0)
 Return of capital from Separate Account                                           --             1.7            12.3
Capital contribution from HOLDCO                                                   --             9.3            (5.0)
Dividends paid to shareholder                                                  (255.0)         (570.0)          (34.3)
Other, net                                                                      126.7           (34.3)           26.4
                                                                           ----------      ----------      ----------
Net cash provided by (used for) financing activities                            231.1          (415.3)          339.3
                                                                           ----------      ----------      ----------
Net increase in cash and cash equivalents                                        65.0            47.2           110.8
Cash and cash equivalents, beginning of year                                    628.3           581.1           470.3
                                                                           ----------      ----------      ----------
Cash and cash equivalents, end of year                                     $    693.3      $    628.3      $    581.1
                                                                           ==========      ==========      ==========
Supplemental cash flow information:
Income taxes paid, net                                                     $    316.5      $     60.5      $    130.3
                                                                           ==========      ==========      ==========

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to note 3).

Financial Products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, nonqualified annuity contracts and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ALIAC and nonaffiliated mutual funds), variable and fixed investment options. Financial Products also include investment advisory services and pension plan administrative services.

Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the Aetna Series Fund Inc.; distribution services for other Aetna products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

Principles of Consolidation

The consolidated financial statements include ALIAC and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA") and Aetna Investment Adviser Holding Company, Inc. ("IA Holdco"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc. whose ultimate parent is Aetna Inc. ("Aetna"). On July 1, 1999, HOLDCO contributed IA Holdco to the Company (refer to note 2).

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. The contribution of IA Holdco to the Company was accounted for in a manner similar to that of a pooling-of-interests and accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of IA Holdco. Certain reclassifications have been made to 1998 and 1997 financial information to conform to the 1999 presentation.

New Accounting Standards

Accounting by Insurance and Other Enterprises for Insurance-Related Assesments

As of January 1, 1999, the Company adopted Statement of Position ("SOP") 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, issued by the American Institute of Certified Public Accountants ("AICPA"). This statement provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance-related assessments and guidance for measuring the liability. The adoption of this standard did not have a material effect on the Company's financial position or results of operations, as the Company had previously accounted for guaranty-fund and other insurance-related assessments in a manner consistent with this standard.

Future Application of Accounting Standards

Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk

In October 1998, the AICPA issued SOP 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, which provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. This statement is effective for the Company's financial statements beginning January 1, 2000. The Company does not expect the adoption of this standard to have a material effect on its financial position and results of operations.

Accounting for Derivative Instruments and Hedging Activities

In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact of FAS No. 133 on the Company's financial statements will vary based on certain factors including future interpretative guidance from the FASB, the extent of the Company's hedging activities, the types of hedging instruments used and the effectiveness of such instruments. The Company is evaluating the impact of adoption of this standard and currently does not believe that it will have a material effect on its financial position and results of operations.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

Investments

Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience- rated products' investment performance does not impact the Company's results of operations. Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholder's funds left with the Company.

Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholders' equity, net of related income taxes. Purchases and sales of debt and equity securities are recorded on the trade date. Sales of mortgage loans are recorded on the closing date.

Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1999 and 1998, the Company loaned securities (which are reflected as invested assets) with a fair value of approximately $232.5 million and $277.3 million, respectively.

The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.

Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves.

Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to note 5.)

Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.

Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.

On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

Deferred Policy Acquisition Costs

Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)

Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification. Unamortized deferred policy acquisition costs related to deferred annuity products were approximately $1.0 billion and $893 million as of December 31, 1999 and 1998, respectively.

Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

Insurance Reserve Liabilities

Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

Reserves for immediate annuities with life contingent payouts contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 1.50% to 11.25% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 1.50% to 11.25% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Revenue Recognition

For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

Separate Accounts

Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Accounts assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Accounts assets are carried at fair value. At December 31, 1999 and 1998 , unrealized losses of $8.0 million and unrealized gains of $10.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.70% to 12.00% in 1999 and 3.00 to 8.10% in 1998.

Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 1999 and 1998, $2,989 million and $2,946 million, respectively, is related to the reinsurance recoverable from Lincoln arising from the sale of the domestic life insurance business. (Refer to note 3)

Income Taxes

The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2. Contribution of IA Holdco from HOLDCO

On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus") which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, provides distribution services for certain Aetna mutual funds and other Aetna products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

3. Discontinued Operations-Individual Life Insurance

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain is recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.2 million (after tax) of the deferred gain was recognized during 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999. The remaining deferred gain will be recognized over approximately 14 years. The unamortized portion of the deferred gain is presented in other liabilities on the Consolidated Balance Sheets.

The operating results of the domestic individual life insurance business are presented as Discontinued Operations. All prior year income statement data has been restated to reflect the presentation as Discontinued Operations. Revenues for the individual life segment were $652.2 million and $620.4 million for 1998 and 1997. Premiums ceded and reinsurance recoveries made in 1999 totaled $476.5 million and $513.4 million, respectively, and in 1998 totaled $153.4 million and $70.5 million, respectively.

4. Investments

Debt securities available for sale as of December 31 were as follows:


                                                                           Gross          Gross
                                                         Amortized      Unrealized     Unrealized         Fair
1999 (Millions)                                             Cost           Gains         Losses          Value
----------------------------------------------------------------------------------------------------------------
 U.S. government and government agencies
  and authorities                                       $  1,087.2       $   4.6        $  22.1       $  1,069.7

 States, municipalities and political subdivisions             0.3            --             --              0.3

 U.S. corporate securities:
   Utilities                                                 514.5           5.6           12.7            507.4
   Financial                                               1,869.8           8.2           44.7          1,833.3
   Transportation/capital goods                              623.4            .9           39.0            585.3
   Health care/consumer products                           1,138.7           9.3           51.3          1,096.7
   Natural resources                                         424.6           1.3           15.4            410.5
   Other corporate securities                                214.0           1.0           14.9            200.1
----------------------------------------------------------------------------------------------------------------
  Total U.S. corporate securities                          4,785.0          26.3          178.0          4,633.3
----------------------------------------------------------------------------------------------------------------

 Foreign securities:
   Government, including political subdivisions              364.6          17.1           11.9            369.8
   Utilities                                                 196.4           7.3             .4            203.3
   Other                                                     748.2           8.9           34.3            722.8
----------------------------------------------------------------------------------------------------------------
  Total foreign securities                                 1,309.2          33.3           46.6          1,295.9
----------------------------------------------------------------------------------------------------------------

 Residential mortgage-backed securities:
   Pass-throughs                                           1,055.9          19.8           17.6          1,058.1
   Collateralized mortgage obligations                     1,683.1          25.1           37.7          1,670.5
----------------------------------------------------------------------------------------------------------------
 Total residential mortgage-backed securities              2,739.0          44.9           55.3          2,728.6
----------------------------------------------------------------------------------------------------------------

 Commercial/Multifamily mortgage-backed
  securities                                               1,031.5           3.4           48.7            986.2

 Other asset-backed securities                               705.7           0.3            9.9            696.1
----------------------------------------------------------------------------------------------------------------

 Total debt securities                                  $ 11,657.9       $ 112.8        $ 360.6       $ 11,410.1
================================================================================================================

Debt securities available for sale as of December 31 were as follows:


                                                                           Gross          Gross
                                                         Amortized      Unrealized     Unrealized        Fair
1998 (Millions)                                             Cost           Gains         Losses          Value
----------------------------------------------------------------------------------------------------------------

 U.S. government and government agencies
  and authorities                                       $    718.9       $   60.4       $   0.2      $    779.1

 States, municipalities and political subdivisions             0.3             --            --             0.3

 U.S. corporate securities:
   Utilities                                                 615.2           29.8           4.1           640.9
   Financial                                               2,260.2           94.6           5.6         2,349.2
   Transportation/capital goods                              580.8           33.0           1.1           612.7
   Healthcare/consumer products                            1,328.2           69.8           4.8         1,393.2
   Natural resources                                         254.5            6.9           2.3           259.1
   Other corporate securities                                261.7            5.8           7.4           260.1
----------------------------------------------------------------------------------------------------------------
  Total U.S. corporate securities                          5,300.6          239.9          25.3         5,515.2
----------------------------------------------------------------------------------------------------------------

 Foreign securities:
   Government, including political subdivisions              507.6           30.4          32.9           505.1
   Utilities                                                 147.0           32.4            --           179.4
   Other                                                     511.2           14.9           1.8           524.3
----------------------------------------------------------------------------------------------------------------
  Total foreign securities                                 1,165.8           77.7          34.7         1,208.8
----------------------------------------------------------------------------------------------------------------

 Residential mortgage-backed securities:
   Pass-throughs                                             671.9           38.4           2.9           707.4
   Collateralized mortgage obligations                     1,879.6          119.7          10.4         1,988.9
----------------------------------------------------------------------------------------------------------------
  Total residential mortgage-backed securities             2,551.5          158.1          13.3         2,696.3
----------------------------------------------------------------------------------------------------------------

 Commercial/Multifamily mortgage-backed
  securities                                               1,114.9           30.9           9.8         1,136.0

 Other asset-backed securities                               719.3           13.8           0.6           732.5
----------------------------------------------------------------------------------------------------------------

 Total debt securities                                  $ 11,571.3       $  580.8       $  83.9      $ 12,068.2
================================================================================================================

At December 31, 1999 and 1998, net unrealized (depreciation) appreciation of $(247.8) million and $496.9 million, respectively, on available-for-sale debt securities included $(189.7) million and $355.8 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.

The amortized cost and fair value of debt securities for the year ended December 31, 1999 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.


                                                 Amortized         Fair
 (Millions)                                         Cost           Value
-------------------------------------------------------------------------
      Due to mature:
        One year or less                        $    266.4     $    266.5
        After one year through five years          2,838.4        2,798.7
        After five years through ten years         1,718.0        1,674.6
        After ten years                            2,351.4        2,250.1
        Mortgage-backed securities                 3,776.5        3,722.3
        Other asset-backed securities                707.2          697.9
-------------------------------------------------------------------------
        Total                                   $ 11,657.9     $ 11,410.1
=========================================================================

At December 31, 1999 and 1998, debt securities carried at fair value of $8.7 million and $8.8 million, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1999.

Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                       1999                            1998
                                           -----------------------------   --------------------------
                                             Amortized          Fair         Amortized          Fair
(Millions)                                      Cost           Value            Cost           Value
-----------------------------------------------------------------------------------------------------
 Total residential CMOs (1)                $ 1,683.1        $ 1,670.5      $ 1,879.6        $ 1,988.9
=====================================================================================================
 Percentage of total:
  Supporting experience rated products                           80.7%                           81.7%
  Supporting remaining products                                  19.3%                           18.3%
-----------------------------------------------------------------------------------------------------
                                                                100.0%                          100.0%
=====================================================================================================

(1) At December 31, 1999 and 1998, approximately 81% and 66%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMO's that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1999 and 1998, approximately 1% and 2%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

Investments in equity securities available for sale as of December 31 were as follows:


(Millions)                       1999          1998
----------------------------------------------------
 Amortized Cost               $  204.9      $  300.4
 Gross unrealized gains           12.5          13.1
 Gross unrealized losses          10.9           8.1
----------------------------------------------------
 Fair Value                   $  206.5      $  305.4
====================================================

5. Financial Instruments

Estimated Fair Value

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1999 and 1998 were as follows:

                                                 1999                        1998
                                      --------------------------   ----------------------
                                        Carrying         Fair        Carrying        Fair
(Millions)                                Value         Value          Value         Value
------------------------------------------------------------------------------------------
 Assets:
  Mortgage loans                       $     6.7      $    6.8      $    12.7     $   12.3
 Liabilities:
  Investment contract liabilities:
   With a fixed maturity                 1,055.3         991.0        1,063.9       984.3
   Without a fixed maturity             10,066.4       9,452.8       10,241.7     9,686.2
------------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

Investment contract liabilities (included in Policyholders' funds left with the Company):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Off-Balance-Sheet and Other Financial Instruments

Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

Futures Contracts:

Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively. There were no open treasury futures as of December 31, 1999.

Warrants:

Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities as of December 31, 1999 were both $6.5 million. The carrying values and estimated fair values as of December 31, 1998 were both $1.5 million.

Options:

During 1999, the Company earned $0.4 million of investment income for writing call options on underlying securities. The Company did not write any call options in 1998. As of December 31, 1999 and 1998, there were no option contracts outstanding.

Debt Instruments with Derivative Characteristics:

The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1999 was as follows:


                                                       Amortized          Fair
(Millions)                                                Cost           Value
--------------------------------------------------------------------------------
 Residential collateralized mortgage obligations      $  1,683.1      $  1,670.5
  Principal-only strips (included above)                     9.2             9.7
  Interest-only strips (included above)                     10.7            14.6
 Other structured securities with derivative
  characteristics (1)                                       81.7            67.2
--------------------------------------------------------------------------------

 (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

6. Net Investment Income

Sources of net investment income were as follows:

 (Millions)                                    1999          1998          1997
--------------------------------------------------------------------------------
 Debt securities                            $  823.3      $  798.8      $  814.6
 Nonredeemable preferred stock                  17.1          18.4          12.9
 Investment in affiliated mutual funds           2.4           6.6           3.8
 Mortgage loans                                  1.1           0.6           0.3
 Policy loans                                    7.7           7.2           5.7
 Reinsurance loan to affiliate                    --           2.3           5.5
 Cash equivalents                               39.0          46.1          40.2
 Other                                          15.3          13.2          16.1
--------------------------------------------------------------------------------
 Gross investment income                       905.9         893.2         899.1
 Less: investment expenses                     (19.6)        (21.4)        (17.4)
--------------------------------------------------------------------------------
 Net investment income                      $  886.3      $  871.8      $  881.7
================================================================================

Net investment income includes amounts allocable to experience rated contractholders of $659.6 million, $655.6 million and $673.8 million for the years ended December 31, 1999, 1998 and 1997, respectively. Interest credited to contractholders is included in current and future benefits.

7. Dividend Restrictions and Shareholder's Equity

The Company paid $255.0 million, $570.0 million and $34.3 million in cash dividends to HOLDCO in 1999,1998 and 1997, respectively. Of the $255.0 million paid in 1999, $206 million was accrued for in 1998. Of the $776.0 million dividends paid or accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.

The Department recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $133.9 million, $148.1 million and $80.5 million for the years ended December 31, 1999, 1998 and 1997, respectively. Statutory capital and surplus was $845.2 million and $773.0 million as of December 31, 1999 and 1998, respectively.

As of December 31, 1999, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

8. Capital Gains and Losses on Investment Operations

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

Net realized capital (losses) gains on investments were as follows:


 (Millions)                                        1999         1998         1997
----------------------------------------------------------------------------------
 Debt securities                                 $ (23.6)     $  7.4      $   21.1
 Equity securities                                   2.1         3.0           8.6
----------------------------------------------------------------------------------
 Pretax realized capital (losses) gains          $ (21.5)     $ 10.4      $   29.7
==================================================================================
 After-tax realized capital (losses) gains       $ (14.0)     $  7.3      $   19.2
==================================================================================

Net realized capital (losses) gains of $(36.7) million, $15.0 million and $83.7 million for 1999, 1998 and 1997, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $68.5 million and $118.6 million at December 31, 1999 and 1998, respectively.

Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:


(Millions)                  1999            1998            1997
------------------------------------------------------------------
 Proceeds on sales      $  5,890.1      $  6,790.2      $  5,311.3
 Gross gains                  10.5            98.8            23.8
 Gross losses                 34.1            91.4             2.7
------------------------------------------------------------------

Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities, excluding those related to experience-rated contractholders) were as follows:


(Millions)                                           1999          1998         1997
-------------------------------------------------------------------------------------
 Debt securities                                   $ (199.2)     $  18.9      $  44.3
 Equity securities                                     (3.4)       (16.1)         5.6
 Other                                                (27.6)        15.4           --
-------------------------------------------------------------------------------------
   Subtotal                                          (230.2)        18.2         49.9
 (Decrease) increase in deferred income taxes
   (Refer to note 9)                                  (80.6)         6.3         17.5
-------------------------------------------------------------------------------------
 Net changes in accumulated other
   comprehensive (loss) income                     $ (149.6)     $  11.9      $  32.4
=====================================================================================

Net unrealized capital (losses) gains allocable to experience-rated contracts of $(189.7) and $355.8 million at December 31, 1999 and December 31, 1998 respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity.

Shareholder's equity included the following accumulated other comprehensive
(loss) income, which is net of amounts allocable to experience-rated contractholders, at December 31:


(Millions)                                        1999          1998          1997
-----------------------------------------------------------------------------------
 Debt securities:
  Gross unrealized capital gains                $  18.6      $  157.3      $  140.6
  Gross unrealized capital losses                 (76.7)        (16.2)        (18.4)
-----------------------------------------------------------------------------------
                                                  (58.1)        141.1         122.2
-----------------------------------------------------------------------------------
 Equity securities:
  Gross unrealized capital gains                   12.5          13.1          21.2
  Gross unrealized capital losses                 (10.9)         (8.1)         (0.1)
-----------------------------------------------------------------------------------
                                                    1.6           5.0          21.1
-----------------------------------------------------------------------------------
 Other:
  Gross unrealized capital gains                    1.3          17.1            --
  Gross unrealized capital losses                 (13.7)         (1.8)           --
-----------------------------------------------------------------------------------
                                                  (12.4)         15.3            --
-----------------------------------------------------------------------------------
 Deferred income taxes (Refer to note 9)          (24.1)         56.6          50.4
-----------------------------------------------------------------------------------
 Net accumulated other comprehensive (loss)
   income                                       $ (44.8)     $  104.8      $   92.9
===================================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience-rated contractholders) were as follows:


(Millions)                                              1999          1998         1997
----------------------------------------------------------------------------------------
 Unrealized holding (losses) gains arising
   during the year (1)                                $ (146.3)     $  38.3      $  99.2
 Less: reclassification adjustment for gains and
   other items included in net income (2)                  3.3         26.4         66.8
========================================================================================
 Net unrealized (losses) gains on securities          $ (149.6)     $  11.9      $  32.4
========================================================================================

 (1) Pretax unrealized holding (losses) gains arising during the year were $(225.2) million, $58.8 million and $152.7 million for 1999, 1998 and 1997, respectively.
 (2) Pretax reclassification adjustments for gains and other items included in net income were $5.0 million, $40.6 million and $102.8 million for 1999, 1998 and 1997, respectively.

9. Income Taxes

The Company is included in the consolidated federal income tax return, the combined New York return, and Illinois unitary state income tax return of Aetna. Aetna allocates to each member, as permitted under a tax sharing arrangement, an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes in the consolidated federal income tax return.

Income taxes from continuing operations consist of the following:


(Millions)                                   1999          1998         1997
-----------------------------------------------------------------------------
 Current taxes (benefits):
  Federal                                  $  63.8      $  257.4      $  40.0
  State                                        2.5           3.0          3.3
  Net realized capital (losses) gains        (20.1)         16.8         39.1
-----------------------------------------------------------------------------
                                              46.2         277.2         82.4
-----------------------------------------------------------------------------
 Deferred taxes (benefits):
  Federal                                     31.3        (196.7)        14.3
  Net realized capital gains (losses)         12.6         (13.9)       (28.3)
-----------------------------------------------------------------------------
                                              43.9        (210.6)       (14.0)
-----------------------------------------------------------------------------
   Total                                   $  90.1      $   66.6      $  68.4
=============================================================================

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:


(Millions)                                         1999          1998          1997
------------------------------------------------------------------------------------
 Income from continuing operations before
   income taxes                                 $ 271.3       $ 238.7       $ 236.3
 Tax rate                                          35%           35%           35%
------------------------------------------------------------------------------------
 Application of the tax rate                       95.0          83.5          82.7
 Tax effect of:
  State income tax, net of federal benefit          1.6           2.0           2.1
  Excludable dividends                             (6.1)        (17.1)        (15.6)
  Other, net                                       (0.4)         (1.8)         (0.8)
------------------------------------------------------------------------------------
   Income taxes                                 $  90.1       $  66.6       $  68.4
=====================================================================================

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:


(Millions)                                                          1999          1998
---------------------------------------------------------------------------------------
 Deferred tax assets:
  Insurance reserves                                             $  323.1      $  324.1
  Unrealized gains allocable to experience rated contracts             --         124.5
  Net unrealized capital losses                                      90.5            --
  Investment losses                                                   1.3            --
  Postretirement benefits other than pensions                        24.8          27.6
  Deferred compensation                                              42.5          37.3
  Sale of individual life                                            44.9          48.9
  Other                                                              20.2          20.4
---------------------------------------------------------------------------------------
 Total gross assets                                                 547.3         582.8
---------------------------------------------------------------------------------------

 Deferred tax liabilities:
  Deferred policy acquisition costs                                 324.0         282.9
  Market discount                                                     6.5           4.5
  Net unrealized capital gains                                         --         181.1
  Unrealized losses allocable to experience rated contracts          66.4            --
---------------------------------------------------------------------------------------
 Total gross liabilities                                            396.9         468.5
---------------------------------------------------------------------------------------
 Net deferred tax asset                                          $  150.4      $  114.3
=======================================================================================

Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

Management believes that it is more likely than not that the Company will realize the benefit of the net deferred tax asset. The Company expects sufficient taxable income in the future to realize the net deferred tax asset because of the Company's long-term history of having taxable income, which is projected to continue.

The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1999. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.

10. Benefit Plans

Aetna has noncontributory defined benefit pension plans covering substantially all employees. Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (September 30), fair value of plan assets exceed projected benefit obligations. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $6.6 million and $3.0 million for the years ended December 31, 1999 and 1997, respectively. There were no charges in 1998 due to favorable plan asset performance.

Effective January 1, 1999, the Company, in conjunction with Aetna, changed the formula from the previous final average pay formula to a cash balance formula, which will credit employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula did not have a material effect on the Company's results of operations, liquidity or financial condition.

In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 45 with 10 years of service. The company provides subsidized benefits to employees whose sum of age and service is at least equal to 65. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. The costs to the Company associated with the Aetna postretirement plans for 1999, 1998 and 1997 were $2.1 million, $1.0 million and $2.4 million, respectively.

The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (September 30), accumulated benefit obligations exceeded fair value of plan assets.

The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1999, 1998 and 1997 were $2.1 million, $1.4 million and $0.6 million, respectively.

Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $7.7 million, $5.3 million and $5.0 million in 1999, 1998 and 1997, respectively.

Stock Plans--Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Executive, middle management and non-management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may, from time to time, be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1999, 1998 and 1997, were $0.4 million, $4.2 million and $2.9 million, respectively.

11. Related Party Transactions

Investment Advisory and Other Fees

The Company serves as investment advisor to the Aetna managed mutual funds and variable funds (collectively, the Funds). Under the advisory agreements, the Funds pay the Company a daily fee which, on an annual basis, ranged, depending on the fund, from 0.25% to 0.95% of their average daily net assets. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis is, depending on the product, up to 2.15% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $424.2 million, $349.0 million and $271.2 million in 1999, 1998 and 1997, respectively.

Reinsurance Transactions

Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), an affiliate company, in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual non-participation life insurance business was sold to Lincoln. (Refer to note 3).

The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $17.9 million, $336.3 million and $176.7 million and current and future benefits of $8.6 million, $341.1 million and $183.9 million, were assumed in 1999, 1998 and 1997, respectively. Investment income of $17.0 million and $37.5 million was generated from a reinsurance loan to affiliate for the years ended December 31, 1998 and 1997, respectively.

Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. Premium amounts related to this agreement were $2.0 million and $5.9 million for 1998 and 1997, respectively. This agreement was terminated effective October 1, 1998.

Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $4.4 million in1998. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.

On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $115.3 million and $87.8 million were maintained for this contract as of December 31, 1999 and 1998, respectively.

Capital Transactions

The Company received no capital contributions in 1999. In 1998, the Company received a capital contribution of $9.3 million in cash from HOLDCO. In 1997, the Company returned capital of $5.0 million to HOLDCO.

Refer to note 7 for dividends paid to HOLDCO.

Other

Premiums due and other receivables include $10.5 million and $1.6 million due from affiliates in 1999 and 1998, respectively. Other liabilities include $1.9 million and $2.2 million due to affiliates for 1999 and 1998, respectively.

Aetna transferred to the Company $0.8 million, $1.7 million and $3.8 million based on its decision not to settle state tax liabilities for the years 1999, 1998 and 1997, respectively, as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings.

Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

12. Reinsurance

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to note 3)

Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

The following table includes premium amounts ceded/assumed as discussed in note 11.


                                                    Ceded to       Assumed
                                       Direct        Other       from Other        Net
(Millions)                             Amount      Companies      Companies      Amount
---------------------------------------------------------------------------------------

  1999
  ----
 Premiums:
  Discontinued Operations            $  460.1      $  478.0       $   17.9      $    --
  Accident and Health Insurance          33.4          33.4             --           --
  Annuities                             111.5           4.9             .9        107.5
---------------------------------------------------------------------------------------
   Total earned premiums             $  605.0      $  516.3       $   18.8      $ 107.5
=======================================================================================

  1998
  ----
 Premiums:
  Discontinued Operations            $  166.8      $  165.4       $  340.6      $ 342.0
  Accident and Health Insurance          16.3          16.3             --           --
  Annuities                              80.8           2.9            1.5         79.4
---------------------------------------------------------------------------------------
   Total earned premiums             $  263.9      $  184.6       $  342.1      $ 421.4
=======================================================================================

  1997
  ----
 Premiums:
  Discontinued Operations            $   35.7      $   15.1       $  177.4      $ 198.0
  Accident and Health Insurance           5.6           5.6             --           --
  Annuities                              67.9            --            1.2         69.1
---------------------------------------------------------------------------------------
   Total earned premiums             $  109.2      $   20.7       $  178.6      $ 267.1
=======================================================================================

13. Segment Information

Summarized financial information for the Company's principal operations was as follows:


                                                    Investment
Year ended December 31,               Financial     Management     Discontinued
1999 (Millions)                     Products (1)   Services (1)   Operations (1)   Other (1)      Total
---------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                         $    551.1       $  118.3              --       $ (43.9)   $    625.5
 Net investment income                   881.5            1.5              --           3.3         886.3
---------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital losses           $  1,432.6       $  119.8              --       $ (40.6)   $  1,511.8
=========================================================================================================
 Amortization of deferred policy
  acquisition costs                 $     93.4                                      $  11.5    $    104.9
---------------------------------------------------------------------------------------------------------
 Income taxes (benefits)            $     87.0       $   16.5                       $ (13.4)   $     90.1
---------------------------------------------------------------------------------------------------------
 Operating earnings (losses) (2)    $    192.1       $   28.1              --       $  (7.5)   $    212.7
 Other item (3)                             --                             --         (17.5)        (17.5)
 Net realized capital losses,
  net of tax                             (14.0)                            --            --         (14.0)
---------------------------------------------------------------------------------------------------------
 Income (loss) from continuing
  operations                             178.1           28.1              --         (25.0)        181.2
 Discontinued operations,
  net of tax:
  Amortization of deferred
   gain on sale                             --                      $     5.7            --           5.7
---------------------------------------------------------------------------------------------------------
 Net income (loss)                  $    178.1       $   28.1       $     5.7       $ (25.0)   $    186.9
=========================================================================================================
 Segment assets                     $ 53,324.4       $   73.2       $ 2,989.0                  $ 56,386.6
---------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (4)                                --             --              --       $   5.7    $      5.7
---------------------------------------------------------------------------------------------------------
 Balance of long-lived assets               --             --              --       $  16.5    $     16.5
---------------------------------------------------------------------------------------------------------

 (1) Financial Products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Other item excluded from operating earnings represents after-tax Year 2000 costs of $17.5 million
 (4) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

                                                   Investment
Year ended December 31,              Financial     Management     Discontinued
1998 (Millions)                    Products (1)   Services (1)   Operations (1)   Other (1)      Total
--------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                        $    445.6       $  96.7               --       $ (38.4)   $    503.9
 Net investment income                  865.3           1.5               --           5.0         871.8
--------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital gains           $  1,310.9       $  98.2               --       $ (33.4)   $  1,375.7
========================================================================================================
 Amortization of deferred policy
  acquisition costs                $     80.3            --               --       $  10.9    $     91.2
--------------------------------------------------------------------------------------------------------
 Income Taxes (benefits)           $     67.7       $  14.7               --       $ (15.8)   $     66.6
---------------------------------  ----------       -------               --       -------    ----------
 Operating earnings (2)            $    170.3       $  24.0               --       $  (7.1)   $    187.2
 Other item (3)                            --            --               --         (22.4)        (22.4)
 Net realized capital gains,
  net of tax                              7.3            --               --            --           7.3
--------------------------------------------------------------------------------------------------------
 Income from continuing
  operations                            177.6          24.0               --         (29.5)        172.1
 Discontinued operations,
  net of tax:
  Income from operations                   --            --        $    61.8            --          61.8
  Immediate gain on sale                   --            --             59.0            --          59.0
--------------------------------------------------------------------------------------------------------
 Net income (loss)                 $    177.6       $  24.0        $   120.8       $ (29.5)   $    292.9
========================================================================================================
 Segment assets                    $ 44,366.4       $  13.4        $ 2,946.4                  $ 47,326.2
--------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (4)                               --            --               --       $   9.0    $      9.0
--------------------------------------------------------------------------------------------------------
 Balance of long-lived assets                                                      $  14.8    $     14.8
--------------------------------------------------------------------------------------------------------

 (1) Financial products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Other item excluded from operating earnings represents after-tax Year 2000 costs of $22.4 million
 (4) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

                                                   Investment
Year ended December 31,              Financial     Management     Discontinued
1997 (Millions)                    Products (1)   Services (1)   Operations (1)   Other (1)      Total
--------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                        $    371.5         $80.3               --        $(23.9)   $    427.9
 Net investment income                  876.7           1.4               --           3.6         881.7
--------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital gains           $  1,248.2         $81.7               --        $(20.3)   $  1,309.6
========================================================================================================
 Amortization of deferred policy
  acquisition costs                $     57.2            --               --        $  9.1    $     66.3
--------------------------------------------------------------------------------------------------------
 Income Taxes (benefits)           $     59.7         $11.9               --        $ (3.2)   $     68.4
--------------------------------------------------------------------------------------------------------
 Operating earnings (2)            $    134.9         $19.7               --        $ (5.9)   $    148.7
 Net realized capital gains,
  net of tax                             19.2            --               --            --          19.2
--------------------------------------------------------------------------------------------------------
 Income from continuing
  operations                            154.1         $19.7               --          (5.9)        167.9
 Discontinued operations,
  net of tax:
  Income from operations                   --            --        $    67.8            --          67.8
  Deferred gain on sale                    --            --               --            --            --
--------------------------------------------------------------------------------------------------------
 Net income (loss)                 $    154.1         $19.7        $    67.8        $ (5.9)   $    235.7
========================================================================================================
 Segment assets                    $ 36,379.5         $17.9        $ 3,792.5            --    $ 40,189.9
--------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (3)                               --            --               --        $ 10.0    $     10.0
--------------------------------------------------------------------------------------------------------
 Balance of long-lived assets                                                       $ 12.7    $     12.7
--------------------------------------------------------------------------------------------------------

 (1) Financial products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

14. Commitments and Contingent Liabilities

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31,1998, the Company had off-balance sheet commitments to purchase investments of $68.7 million with an estimated fair value of $68.9 million. At December 31, 1999, there were no off-balance sheet commitments.

Litigation

The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

Form No. SAI. 56297-00                                        ALIAC Ed. May 2000

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits
(a)   Financial Statements:
      (1)  Included in Part A:
           Condensed Financial Information
      (2)  Included in Part B:
           Financial Statements of Variable Annuity Account B:
           - Statement of Assets and Liabilities as of December 31, 1999
           - Statement of Operations for the year ended December 31, 1999
           - Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998
           - Condensed Financial Information for the year ended December 31,
             1999
           - Notes to Financial Statements
           - Independent Auditors' Report
           Financial Statements of the Depositor:
           - Independent Auditors' Report
           - Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997
           - Consolidated Balance Sheets as of December 31, 1999 and 1998
           - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997
           - Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
           - Notes to Consolidated Financial Statements

(b)   Exhibits
         (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)
         (2)    Not applicable
         (3.1)  Broker-Dealer Agreement(2)
         (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
         (4.1)  Variable Annuity Contract (GM-VA-98)(2)
         (4.2)  Variable Annuity Contract Certificate (GMC-VA-98)(2)
         (4.3)  Endorsement (EVAGET98) to Variable Annuity Contract
                GM-VA-98 and Variable Annuity Contract Certificate
                GMC-VA-98(4)
         (4.4)  Endorsement (EGET-99) to Variable Annuity Contract
                GM-VA-98 and Variable Annuity Contract Certificate
                GMC-VA-98(5)
         (5) Variable Annuity Contract Application(9.5.89-6(9/98))(6) (6.1) Certificate of Incorporation of Aetna Life Insurance
                and Annuity Company(7)

         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(8)
         (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(9)
         (7)    Not applicable
         (8.1)  Fund Participation Agreement between Aetna Life
                Insurance and Annuity Company and AIM dated June 30, 1998(6) (8.2) Service Agreement between Aetna Life Insurance and
                Annuity Company and AIM effective June 30, 1998(6)
         (8.3) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
         (8.4) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(10)
         (8.5) Second Amendment dated December 31, 1999 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(11)
         (8.6) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(12)
         (8.7)  Fourth Amendment dated May 1, 2000 to Fund
                Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna

                Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(12)
         (8.8)  Service Agreement between Aeltus Investment Management,
                Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.9) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(10)
         (8.10) Second Amendment dated February 11, 2000 to Service
                Agreement between Aeltus Investment Management, Inc. and
                Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 14, 1998(12)
         (8.11) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 14, 1998 and February 11, 2000(12)
         (8.12) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(8)
         (8.13) Fifth Amendment dated as of May 1, 1997 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
                Fidelity Distributors Corporation dated

                February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(13)
         (8.14) Sixth Amendment dated November 6, 1997 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
                Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(14)
         (8.15) Seventh Amendment dated as of May 1, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
                Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
         (8.16) Eighth Amendment dated December 1, 1999 to Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
                Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6,
                1997 and May 1, 1998(11)
         (8.17) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(8)
         (8.18) Fifth Amendment, dated as of May 1, 1997, to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(13)
         (8.19) Sixth Amendment dated as of January 20, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(15)
         (8.20) Seventh Amendment dated as of May 1, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)
         (8.21) Eighth Amendment dated December 1, 1999 to Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated

                February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1,
                1997, January 20, 1998 and May 1, 1998(11)
         (8.22) Service Agreement between Aetna Life Insurance and Annuity
                Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(16)
         (8.23) Amendment dated January 1, 1997 to Service Agreement between
                Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(13)
         (8.24) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(10)
         (8.25) Fund Participation Agreement among Janus Aspen Series and
                Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(17)
         (8.26) Amendment dated October 12, 1998 to Fund Participation
                Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(10)
         (8.27) Second Amendment dated December 1, 1999 to Fund
                Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October
                12, 1998(11)
         (8.28) Service Agreement between Janus Capital Corporation and
                Aetna Life Insurance and Annuity Company dated December 8, 1997(17)
         (8.29) Fund Participation Agreement among MFS Variable Insurance
                Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30,
                1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(2)
         (8.30) Fourth Amendment dated May 1, 1998 to the Fund Participation
                Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts
                Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(6)
         (8.31) Fifth Amendment dated May 1, 1998 to Fund Participation
                Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts
                Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28,
                1997(18)
         (8.32) Fifth Amendment dated July 1, 1999 to Fund Participation
                Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts
                Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998(19)

         (8.33) Fund Participation Agreement dated May 1, 1999 between Aetna
                Life Insurance and Annuity Company, Mitchell Hutchins Series Trust, and Mitchell Hutchins Asset Management, Inc.(20)
         (8.34) Service Agreement dated May 1, 1999 between Mitchell
                Hutchins Asset Management, Inc. and Aetna Life Insurance and Annuity Company(20)
         (8.35) Fund Participation Agreement dated March 11, 1997 between
                Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(21)
         (8.36) First Amendment dated December 1, 1999 to Fund Participation
                Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(11)
         (8.37) Service Agreement effective as of March 11, 1997 between
                Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(21)
         (9)    Opinion and Consent of Counsel
         (10)   Consent of Independent Auditors
         (11)   Not applicable
         (12)   Not applicable
         (13)   Schedule for Computation of Performance Data(6)
         (14.1) Powers of Attorney(12)
         (14.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on September 14, 1998.
5. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
6. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
10.Incorporated by reference to Post-Effective Amendment No. 2 to
   Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

11. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
12. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
13. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
14. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
15. Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
16. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
17. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
18. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
19. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.
20. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 25, 1999.
21. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

Item 25.     Directors and Officers of the Depositor

Name and Principal              Positions and Offices with
Business Address*               Depositor
------------------              --------------------------

Thomas J. McInerney             Director and President

Shaun P. Mathews                Director and Senior Vice
                                President

Catherine H. Smith              Director, Chief Financial
                                Officer and Senior Vice President

Deborah Koltenuk                Vice President, Corporate
                                Controller, and Assistant
                                Treasurer

Therese M. Squillacote          Vice President and Chief
                                Compliance Officer

Kirk P. Wickman                 Senior Vice President, General
                                Counsel and Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   Incorporated herein by reference to Item 24 of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 33-41694), as filed on February 23, 2000.

Item 27.     Number of Contract Owners

   As of February 29, 2000, there were 99,953 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28.     Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29.     Principal Underwriter

   (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Life Account C of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

   (b) See Item 25 regarding the Depositor.

   (c) Compensation as of December 31, 1999:

     (1)            (2)            (3)               (4)             (5)

                   Net
Name of        Underwriting   Compensation on
Principal      Discounts and  Redemption or       Brokerage
Underwriter    Commissions    Annuitization      Commissions     Compensation*
-----------    -----------    -------------      -----------     -------------

Aetna Life                     $1,170,405                         $60,339,195
Insurance and
Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30.     Location of Accounts and Records

   All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

             Aetna Life Insurance and Annuity Company
             151 Farmington Avenue
             Hartford, Connecticut  06156

Item 31.     Management Services

   Not applicable

Item 32.     Undertakings

   Registrant hereby undertakes:

   (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

   (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

   (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

   (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

   (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-56297) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 13th day of April, 2000.

                              VARIABLE ANNUITY ACCOUNT B OF AETNA LIFE
                              INSURANCE AND ANNUITY COMPANY
                                 (Registrant)

                          By: AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                 (Depositor)

                          By:  Thomas J. McInerney*
                               ------------------------------------
                               Thomas J. McInerney
                               President

   As required by the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 333-56297) has been signed by the following persons in the capacities and on the dates indicated.

Signature              Title                                    Date

Thomas J. McInerney*   Director and President                )
---------------------- (principal executive officer)         )
Thomas J. McInerney                                          )
                                                             )
                                                             )
Shaun P. Mathews*       Director                             ) April
----------------------                                       ) 13, 2000
Shaun P. Mathews                                             )
                                                             )
                                                             )
Catherine H. Smith*     Director and Chief Financial Officer )
----------------------                                       )
Catherine H. Smith                                           )
                                                             )
                                                             )
Deborah Koltenuk*      Vice President, Corporate Controller, )
                       and Assistant Treasurer               )
----------------------                                       )
Deborah Koltenuk                                             )

By:   /s/  J. Neil McMurdie
      ------------------------------------
      J. Neil McMurdie
      *Attorney-in-Fact

                          VARIABLE ANNUITY ACCOUNT B
                                EXHIBIT INDEX

Exhibit No.  Exhibit
-----------  --------

99-B.9       Opinion and Consent of Counsel
                                                               --------

99-B.10      Consent of Independent Auditors
                                                               --------